2019 QUARTERLY REPORT
Russell Investment Funds
March 31, 2019
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 8
International Developed Markets Fund 18
Strategic Bond Fund 28
Global Real Estate Securities Fund 67
Notes to Schedules of Investments 73
Notes to Quarterly Report 76
Russell Investment Funds
Quarterly Report
March 31, 2019 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 23.0%
Aaron's, Inc. Class A 2,130 112
Amazon.com, Inc.(Æ) 3,019 5,376
AutoZone, Inc.(Æ) 752 770
Best Buy Co., Inc. 6,830 485
Bloomin ' Brands, Inc. 6,500 133
Cable One, Inc. 550 540
Charter Communications, Inc. Class A(Æ) 7,594 2,634
Chipotle Mexican Grill, Inc. Class A(Æ) 298 212
Comcast Corp. Class A 119,676 4,785
Costco Wholesale Corp. 7,768 1,881
Darden Restaurants, Inc. 14,729 1,789
Diageo PLC - ADR 11,662 1,908
Dollar General Corp. 25,854 3,084
Dollar Tree, Inc.(Æ) 40,661 4,271
Domino's Pizza, Inc. 2,538 655
DR Horton, Inc. 27,139 1,123
Dunkin' Brands Group, Inc. 14,943 1,122
eBay, Inc. 120,770 4,485
Ford Motor Co. 141,900 1,246
General Motors Co. 99,455 3,690
Hasbro, Inc. 35,786 3,043
Hilton Worldwide Holdings, Inc. 5,870 488
Home Depot, Inc. (The) 22,409 4,300
Instructure, Inc.(Æ) 2,000 94
Liberty Global PLC Class A(Æ) 19,800 493
Liberty Global PLC Class C(Æ) 109,800 2,658
LVMH Moet Hennessy Louis Vuitton SE
- ADR 29,510 2,175
Magna International, Inc. Class A 37,413 1,822
Marriott International, Inc. Class A 29,766 3,723
McDonald's Corp. 23,466 4,456
Mohawk Industries, Inc.(Æ) 8,854 1,117
Netflix, Inc.(Æ) 2,964 1,057
Nike, Inc. Class B 2,900 244
Norwegian Cruise Line Holdings, Ltd.(Æ) 27,170 1,493
NVR, Inc.(Æ) 206 570
PulteGroup, Inc. 34,896 976
Starbucks Corp. 40,481 3,010
Tiffany & Co. 26,196 2,765
TJX Cos., Inc. 26,420 1,406
TripAdvisor, Inc.(Æ)(Ñ) 46,200 2,377
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 8,302 2,895
Wal-Mart Stores, Inc. 49,149 4,793
Walt Disney Co. (The) 40,077 4,450
Weight Watchers International, Inc.(Æ)(Ñ) 78,376 1,579
Williams-Sonoma, Inc.(Ñ) 65,799 3,703
Yum! Brands, Inc. 8,000 798
96,786
Consumer Staples - 6.9%
Altria Group, Inc. 7,639 439
Anheuser-Busch InBev SA - ADR(Ñ) 43,412 3,645
Archer-Daniels-Midland Co. 31,140 1,343
Bunge, Ltd. 9,400 499
Coca-Cola Bottling Co. Consolidated, Inc. 410 118
Coca-Cola Co. (The) 124,379 5,830
Constellation Brands, Inc. Class A 16,077 2,819
CVS Health Corp. 29,194 1,574
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ingredion, Inc. 7,576 717
JM Smucker Co. (The) 2,418 282
Kimberly-Clark Corp. 7,200 892
Kraft Heinz Co. (The) 3,589 117
Molson Coors Brewing Co. Class B 27,849 1,661
Mondelez International, Inc. Class A 8,093 404
Monster Beverage Corp.(Æ) 4,200 229
Nestle SA - ADR 44,610 4,253
Nu Skin Enterprises, Inc. Class A 2,200 105
PepsiCo, Inc. 993 122
Philip Morris International, Inc. 2,234 197
Post Holdings, Inc.(Æ) 1,144 125
Procter & Gamble Co. (The) 10,970 1,141
Seaboard Corp. 35 150
Sysco Corp. 7,800 521
Tyson Foods, Inc. Class A 23,742 1,648
Walgreens Boots Alliance, Inc. 4,031 255
29,086
Energy - 6.0%
Anadarko Petroleum Corp. 6,502 296
Arch Coal, Inc. Class A 1,900 173
BP PLC - ADR 64,057 2,802
Canadian Natural Resources, Ltd. 91,415 2,514
Chevron Corp. 28,734 3,540
Concho Resources, Inc. 1,192 132
ConocoPhillips 44,534 2,972
Devon Energy Corp. 29,059 917
Diamondback Energy, Inc. 3,687 374
EOG Resources, Inc. 11,580 1,102
Exxon Mobil Corp. 17,903 1,447
Halliburton Co. 26,800 785
Kinder Morgan, Inc. 43,108 863
Marathon Petroleum Corp. 10,181 609
National Oilwell Varco, Inc. 10,960 292
Peabody Energy Corp. 4,200 119
Phillips 66 18,765 1,786
Pioneer Natural Resources Co. 3,750 571
Schlumberger, Ltd. 59,723 2,602
Valero Energy Corp. 16,570 1,405
25,301
Financial Services - 19.6%
Aflac, Inc. 4,324 216
Alliance Data Systems Corp. 1,421 249
Allstate Corp. (The) 15,800 1,488
American Express Co. 14,273 1,560
American International Group, Inc. 9,300 400
American Tower Corp.(ö) 390 77
Ameriprise Financial, Inc. 5,470 701
Banco Santander SA - ADR(Ñ) 235,238 1,089
Bank of America Corp. 96,294 2,657
Bank of New York Mellon Corp. (The) 58,571 2,954
Berkshire Hathaway, Inc. Class B(Æ) 14,754 2,964
Blackstone Group, LP (The) 60,949 2,131
BNP Paribas SA - ADR 35,600 847
Broadridge Financial Solutions, Inc. 3,530 366
Capital One Financial Corp. 8,216 671
CBRE Group, Inc. Class A(Æ) 8,890 440
Charles Schwab Corp. (The) 148,326 6,341

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chubb, Ltd. 2,935 411
Citigroup, Inc. 66,277 4,124
Citizens Financial Group, Inc. 17,630 573
CME Group, Inc. Class A 25,153 4,139
Comerica, Inc. 7,526 552
Crown Castle International Corp.(ö) 13,400 1,715
Cullen/Frost Bankers, Inc. 3,189 310
Discover Financial Services 11,584 824
E*Trade Financial Corp. 35,568 1,652
Equinix , Inc.(Æ)(ö) 930 421
Equity Residential(ö) 7,380 556
Everest Re Group, Ltd. 2,120 458
Fidelity National Information Services, Inc. 3,180 360
FleetCor Technologies, Inc.(Æ) 1,872 462
Global Payments, Inc. 2,576 352
Goldman Sachs Group, Inc. (The) 430 83
Interactive Brokers Group, Inc. Class A 1,100 57
Intercontinental Exchange, Inc. 5,680 432
Invesco, Ltd. 55,073 1,063
Jack Henry & Associates, Inc. 2,990 415
JPMorgan Chase & Co. 39,375 3,986
KeyCorp 14,872 234
KKR & Co., Inc. Class A 282,962 6,646
LPL Financial Holdings, Inc. 2,400 167
M&T Bank Corp. 5,830 915
MasterCard, Inc. Class A 26,270 6,186
Morgan Stanley 6,732 284
Nasdaq, Inc. 2,400 210
New York Community Bancorp, Inc.(Ñ) 23,200 268
Northern Trust Corp. 8,240 745
Park Hotels & Resorts, Inc.(ö) 8,866 276
PayPal Holdings, Inc.(Æ) 43,400 4,507
PNC Financial Services Group, Inc. (The) 2,337 287
Popular, Inc. 5,770 301
Progressive Corp. (The) 9,430 680
Prudential Financial, Inc. 13,753 1,264
Raymond James Financial, Inc. 5,215 419
SBA Communications Corp.(Æ)(ö) 3,720 743
SLM Corp. 52,300 518
State Street Corp. 11,431 753
SunTrust Banks, Inc. 4,233 251
Synchrony Financial 6,454 206
T Rowe Price Group, Inc. 1,426 143
TD Ameritrade Holding Corp. 8,082 404
Total System Services, Inc. 3,600 342
Travelers Cos., Inc. (The) 7,234 992
Two Harbors Investment Corp.(ö) 25,864 350
US Bancorp 9,117 439
VICI Properties, Inc.(ö) 2,900 63
Visa, Inc. Class A 26,200 4,092
Voya Financial, Inc. 11,175 558
Wells Fargo & Co. 15,570 752
Willis Towers Watson PLC(Æ) 1,540 271
82,362
Health Care - 10.6%
AbbVie, Inc. 1,300 105
Agilent Technologies, Inc. 4,649 374
Alkermes PLC(Æ) 7,200 263
Allergan PLC 7,440 1,089
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allscripts Healthcare Solutions, Inc.(Æ) 14,028 134
AmerisourceBergen Corp. Class A 6,000 477
Anthem, Inc.(Æ) 10,412 2,989
Baxter International, Inc. 4,676 380
Becton Dickinson and Co. 1,597 399
Biogen, Inc.(Æ) 7,400 1,749
Bristol-Myers Squibb Co. 36,941 1,763
Cardinal Health, Inc. 14,637 705
Celgene Corp.(Æ) 3,448 325
Centene Corp.(Æ) 22,318 1,185
Cerner Corp.(Æ) 3,624 207
Cigna Corp. 7,441 1,197
Cooper Cos., Inc. (The) 914 271
Eli Lilly & Co. 3,782 491
Encompass Health Corp.(Æ) 3,148 184
Gilead Sciences, Inc. 11,059 719
Halozyme Therapeutics, Inc.(Æ) 4,000 64
HCA Healthcare, Inc. 2,141 279
Horizon Pharma PLC(Æ) 33,681 890
Humana, Inc. 4,315 1,148
IDEXX Laboratories, Inc.(Æ) 1,060 237
Illumina, Inc.(Æ) 6,400 1,988
Incyte Corp.(Æ) 4,900 421
IQVIA Holdings, Inc.(Æ) 33,500 4,818
Jazz Pharmaceuticals PLC(Æ) 4,868 696
Johnson & Johnson 18,714 2,616
Laboratory Corp. of America Holdings(Æ) 3,461 529
McKesson Corp. 6,207 727
MEDNAX, Inc.(Æ) 4,546 124
Medtronic PLC 21,093 1,921
Merck & Co., Inc. 8,770 729
Mylan NV(Æ) 21,900 621
Pfizer, Inc. 76,940 3,268
Quest Diagnostics, Inc. 2,522 227
Regeneron Pharmaceuticals, Inc.(Æ) 929 381
Steris PLC 1,800 230
Stryker Corp. 1,019 201
United Therapeutics Corp.(Æ) 329 39
UnitedHealth Group, Inc. 20,732 5,125
Universal Health Services, Inc. Class B 2,506 335
Vertex Pharmaceuticals, Inc.(Æ) 726 134
WellCare Health Plans, Inc.(Æ) 700 189
West Pharmaceutical Services, Inc. 2,461 271
Zimmer Biomet Holdings, Inc. 7,760 991
Zoetis, Inc. Class A 5,063 510
44,715
Materials and Processing - 3.2%
Ball Corp. 6,572 380
Crown Holdings, Inc.(Æ) 24,426 1,333
DowDuPont , Inc. 19,998 1,066
Eastman Chemical Co. 14,095 1,070
Ecolab, Inc. 7,093 1,252
Freeport-McMoRan, Inc. 40,588 523
Huntsman Corp. 32,429 729
Ingersoll-Rand PLC 1,985 214
Lennox International, Inc. 1,800 476
LyondellBasell Industries NV Class A 6,329 532
Nucor Corp. 5,481 320
Reliance Steel & Aluminum Co. 2,978 269

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 3,792 345
Sherwin-Williams Co. (The) 5,531 2,383
Steel Dynamics, Inc. 3,526 124
Stepan Co. 500 44
Westrock Co. 50,905 1,952
WR Grace & Co. 5,480 428
13,440
Producer Durables - 5.4%
3M Co. 1,529 318
Accenture PLC Class A 2,166 381
AerCap Holdings NV(Æ) 24,613 1,145
AGCO Corp. 8,460 588
American Airlines Group, Inc. 56,117 1,782
Automatic Data Processing, Inc. 2,544 406
Babcock & Wilcox Co. (The) Class W(Æ) 2,137 106
Boeing Co. (The) 6,163 2,351
Booz Allen Hamilton Holding Corp. Class A 3,400 198
Carlisle Cos., Inc. 1,426 175
CoStar Group, Inc.(Æ) 987 460
Danaher Corp. 2,308 305
Delta Air Lines, Inc. 27,966 1,444
Eaton Corp. PLC 5,900 475
Expeditors International of Washington, Inc. 2,600 197
Fluor Corp. 13,850 510
General Dynamics Corp. 2,050 347
HD Supply Holdings, Inc.(Æ) 4,040 175
HEICO Corp. 4,806 456
Honeywell International, Inc. 2,595 412
Huntington Ingalls Industries, Inc. 860 178
Insperity , Inc. 1,640 203
JB Hunt Transport Services, Inc. 3,000 304
Johnson Controls International PLC(Æ) 6,560 242
L3 Technologies, Inc. 1,749 361
Landstar System, Inc. 4,780 523
McGraw Hill Financial, Inc. 1,053 222
National Instruments Corp. 7,820 347
Navistar International Corp.(Æ) 2,600 84
Northrop Grumman Corp. 1,732 467
Paychex, Inc. 4,100 329
Pentair PLC 2,400 107
Raytheon Co. 2,805 511
Roper Technologies, Inc. 900 308
Southwest Airlines Co. 4,000 208
Terex Corp. 4,230 136
Textron, Inc. 11,700 592
United Technologies Corp. 37,994 4,898
Waters Corp.(Æ) 1,204 303
WESCO International, Inc.(Æ) 600 32
22,586
Technology - 19.6%
Adobe, Inc.(Æ) 2,457 655
Alibaba Group Holding, Ltd. - ADR(Æ) 7,900 1,441
Alphabet, Inc. Class A(Æ) 4,344 5,113
Alphabet, Inc. Class C(Æ) 7,237 8,492
Amdocs, Ltd. 7,940 430
Amphenol Corp. Class A 4,385 414
Ansys , Inc.(Æ) 1,675 306
Apple, Inc. 18,568 3,527
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 69,400 2,752
Arista Networks, Inc.(Æ) 10,730 3,374
Arrow Electronics, Inc.(Æ) 8,468 653
Aspen Technology, Inc.(Æ) 6,130 639
Autodesk, Inc.(Æ) 20,500 3,194
Avnet, Inc. 2,370 103
Box, Inc. Class A(Æ) 2,700 52
Broadcom, Inc. 1,840 553
Cirrus Logic, Inc.(Æ) 8,850 372
Cisco Systems, Inc. 60,832 3,285
Citrix Systems, Inc. 11,784 1,174
Cognizant Technology Solutions Corp. Class
A 7,329 531
CommScope Holding Co., Inc.(Æ) 7,800 169
CommVault Systems, Inc.(Æ) 2,500 162
Cornerstone OnDemand , Inc.(Æ) 5,600 307
Dell Technologies, Inc. Class C(Æ) 23,751 1,394
Dropbox, Inc. Class A(Æ) 7,100 155
DXC Technology Co. 2,331 150
Electronic Arts, Inc.(Æ) 3,996 406
F5 Networks, Inc.(Æ) 1,238 194
Facebook, Inc. Class A(Æ) 41,745 6,959
FireEye, Inc.(Æ) 9,700 163
Fortinet, Inc.(Æ) 5,300 445
Genpact , Ltd. 11,764 414
Hewlett Packard Enterprise Co. 64,535 995
HP, Inc.(Æ) 73,998 1,438
HubSpot , Inc.(Æ) 640 106
Inphi Corp.(Æ) 1,800 79
International Business Machines Corp. 2,500 353
Intuit, Inc. 781 204
IPG Photonics Corp.(Æ) 7,239 1,099
Jabil Circuit, Inc. 15,580 414
Juniper Networks, Inc. 35,639 943
Leidos Holdings, Inc. 4,039 259
Micron Technology, Inc.(Æ) 30,318 1,253
Microsoft Corp. 147,031 17,342
NetApp, Inc. 3,900 270
NetScout Systems, Inc.(Æ) 3,300 93
Nuance Communications, Inc.(Æ) 17,800 301
NVIDIA Corp. 5,090 914
Oracle Corp. 4,608 247
Palo Alto Networks, Inc.(Æ) 610 148
Progress Software Corp. 4,900 217
QUALCOMM, Inc. 17,200 981
Red Hat, Inc.(Æ) 955 174
Salesforce.com, Inc.(Æ) 2,434 385
Symantec Corp. 22,400 515
Synopsys, Inc.(Æ) 3,200 368
Tableau Software, Inc. Class A(Æ) 2,520 321
Take-Two Interactive Software, Inc.(Æ) 27,800 2,623
Texas Instruments, Inc. 414 44
Twitter, Inc.(Æ) 14,140 465
Varonis Systems, Inc.(Æ) 1,000 60
VeriSign, Inc.(Æ) 2,190 398
Viavi Solutions, Inc. Class W(Æ) 10,100 125
VMware, Inc. Class A 1,494 270
Western Digital Corp. 11,476 552
Yelp, Inc. Class A(Æ) 2,300 79

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zynga, Inc. Class A(Æ) 56,100 299
82,312
Utilities - 2.4%
AT&T, Inc. 117,977 3,699
Centennial Resource Development, Inc. Class
A(Æ)(Ñ) 16,021 141
CenterPoint Energy, Inc. 10,069 309
Consolidated Edison, Inc. 5,097 432
Duke Energy Corp. 6,823 614
Evergy , Inc. 8,841 513
Exelon Corp. 19,137 959
Hawaiian Electric Industries, Inc. 11,933 487
NRG Energy, Inc. 9,200 391
Pinnacle West Capital Corp. 1,890 181
PPL Corp. 13,723 436
UGI Corp. 5,759 319
Verizon Communications, Inc. 14,306 846
WEC Energy Group, Inc.(Æ) 4,732 374
Zayo Group Holdings, Inc.(Æ) 15,690 446
10,147
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $374,635) 406,735
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 13,394,980
(∞)
13,398
Total Short-Term Investments
(cost $13,396) 13,398
Other Securities - 2.9%
U.S. Cash Collateral Fund(×)(@) 12,172,560
(∞)
12,173
Total Other Securities
(cost $12,173) 12,173
Total Investments 102.8%
(identified cost $400,204) 432,306
Other Assets and Liabilities, Net
- (2.8%)
(11,715)
Net Assets - 100.0%
420,591
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 44 USD 6,243 06/19
124
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
124
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 96,786 $ — $ —
$ —
$ 96,786
Consumer Staples 29,086 — —
—
29,086
Energy 25,301 — —
—
25,301
Financial Services 82,362 — —
—
82,362
Health Care 44,715 — —
—
44,715
Materials and Processing 13,440 — —
—
13,440
Producer Durables 22,586 — —
—
22,586
Technology 82,312 — —
—
82,312
Utilities 10,147 — —
—
10,147
Short-Term Investments — — —
13,398
13,398
Other Securities — — —
12,173
12,173
Total Investments 406,735 — — 25,571 432,306

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 124 — — — 124
Total Other Financial Instruments* $ 124 $ — $ — $ — $ 124
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.2%
Consumer Discretionary - 14.3%
2U, Inc.(Æ) 6,847 485
Aaron's, Inc. Class A 8,638 455
Adtalem Global Education, Inc.(Æ) 6,775 314
Advanced Energy Industries, Inc.(Æ) 1,969 98
AH Belo Corp. Class A 7,237 27
AMC Entertainment Holdings, Inc. Class A 7,255 108
American Eagle Outfitters, Inc. 4,781 106
American Public Education, Inc.(Æ) 2,573 77
Aspen Group, Inc.(Æ) 34,543 184
Avon Products, Inc.(Æ) 8,000 24
B. Riley Financial, Inc. 25,733 429
Barnes & Noble Education, Inc.(Æ) 2,400 10
Bassett Furniture Industries, Inc. 1,200 20
Bed Bath & Beyond, Inc.(Ñ) 8,387 142
Big Lots, Inc. 15,742 599
BJ's Wholesale Club Holdings, Inc.(Æ) 16,293 446
Bloomin ' Brands, Inc. 20,579 421
Boot Barn Holdings, Inc.(Æ) 11,237 331
Cable One, Inc. 960 943
Callaway Golf Co. 5,091 81
Canada Goose Holdings, Inc.(Æ)(Ñ) 3,787 182
Cardlytics, Inc.(Æ) 4,542 75
Care.com, Inc.(Æ) 600 12
Carriage Services, Inc. Class A 12,393 239
Carrols Restaurant Group, Inc.(Æ) 13,637 136
Central Garden & Pet Co. Class A(Æ) 14,242 331
Century Casinos, Inc.(Æ) 43,564 395
Century Communities, Inc.(Æ) 22,388 537
Cheesecake Factory, Inc. (The) 2,106 103
Chegg , Inc.(Æ) 20,060 765
Children's Place, Inc. (The)(Ñ) 1,847 180
Churchill Downs, Inc. 100 9
Chuy's Holdings, Inc.(Æ) 12,352 281
Clarus Corp. 3,787 49
Conn's, Inc.(Æ)(Ñ) 25,617 586
Cooper Tire & Rubber Co. 30,187 902
Cooper-Standard Holdings, Inc.(Æ) 2,600 122
Cumulus Media, Inc. Class A(Æ) 20,701 373
Dana Holding Corp. 9,660 171
Deckers Outdoor Corp.(Æ) 460 68
Del Taco Restaurants, Inc.(Æ) 25,617 258
Delta Apparel, Inc.(Æ) 14,888 331
Designer Brands, Inc. 9,234 205
Diversified Restaurant Holdings, Inc.(Æ) 37,870 34
Domino's Pizza, Inc. 250 65
Dorman Products, Inc.(Æ) 1,305 115
Eldorado Resorts, Inc.(Æ) 22,547 1,052
Entercom Communications Corp. Class A 5,313 28
Entravision Communications Corp. Class A 18,093 59
EVINE Live, Inc.(Æ) 62,057 29
EW Scripps Co. (The) Class A 6,191 130
Express, Inc.(Æ) 18,801 80
Extended Stay America, Inc. 36,119 648
Fiesta Restaurant Group, Inc.(Æ) 1,000 13
Fitbit, Inc. Class A(Æ) 8,600 51
Five Below, Inc.(Æ) 1,753 218
Floor & Decor Holdings, Inc. Class A(Æ)(Ñ) 2,806 116
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortress Transportation & Infrastructure
Investors LLC 57,244 978
Francesca's Holdings Corp.(Æ)(Ñ) 158,747 107
Full House Resorts, Inc.(Æ) 98,232 198
Funko , Inc. Class A(Æ) 12,603 274
Genesco, Inc.(Æ) 8,314 379
G-III Apparel Group, Ltd.(Æ) 1,937 77
Golden Entertainment, Inc.(Æ) 10,372 147
GoPro, Inc. Class A(Æ) 1,500 10
Graham Holdings Co. Class B 160 109
Grand Canyon Education, Inc.(Æ) 4,070 467
Gray Television, Inc.(Æ) 7,009 150
Group 1 Automotive, Inc. 700 45
Habit Restaurants, Inc. (The) Class A(Æ) 1,500 16
HealthStream , Inc.(Æ) 1,200 34
Hemisphere Media Group, Inc. Class A(Æ) 700 10
Hibbett Sports, Inc.(Æ) 18,246 416
Houghton Mifflin Harcourt Co.(Æ) 3,800 28
Instructure, Inc.(Æ) 2,786 131
International Speedway Corp. Class A 2,427 106
IntriCon Corp.(Æ) 8,266 207
J Alexander's Holdings, Inc.(Æ) 26,808 263
Jack in the Box, Inc. 9,242 750
K12, Inc.(Æ) 800 27
La-Z-Boy, Inc. Class Z 2,940 97
Lee Enterprises, Inc.(Æ) 159,462 526
LGI Homes, Inc.(Æ)(Ñ) 8,657 521
Libbey , Inc.(Æ) 48,460 138
Lifetime Brands, Inc. 7,051 67
Lovesac Co. (The)(Æ) 8,208 228
Malibu Boats, Inc. Class A(Æ) 2,874 114
Marriott Vacations Worldwide Corp. 630 59
MDC Partners, Inc. Class A(Æ) 55,164 124
Meredith Corp.(Ñ) 11,841 654
Murphy USA, Inc.(Æ) 648 55
News Corp. Class A 600 7
Nexstar Media Group, Inc. Class A 826 90
Noodles & Co. Class A(Æ)(Ñ) 38,769 264
NVR, Inc.(Æ) 65 180
Office Depot, Inc. 21,100 77
Ollie's Bargain Outlet Holdings, Inc.(Æ) 3,138 268
OptimizeRx Corp.(Æ) 18,086 230
Oxford Industries, Inc. 980 74
Papa John's International, Inc.(Ñ) 11,293 598
Penn National Gaming, Inc.(Æ) 2,586 52
PetIQ , Inc.(Æ)(Ñ) 20,292 637
Planet Fitness, Inc. Class A(Æ) 8,455 581
Pool Corp. 5,802 956
QuinStreet , Inc.(Æ) 15,098 202
Red Lion Hotels Corp.(Æ) 13,709 111
Red Robin Gourmet Burgers, Inc.(Æ) 9,070 261
Red Rock Resorts, Inc. Class A 3,249 84
Rent-A-Center, Inc. Class A(Æ) 1,100 23
Rosetta Stone, Inc.(Æ) 2,700 59
Sally Beauty Holdings, Inc.(Æ)(Ñ) 16,456 303
Scholastic Corp. 2,415 96
Scientific Games Corp. Class A(Æ) 4,233 86
SeaWorld Entertainment, Inc.(Æ) 2,576 66
Signet Jewelers, Ltd. 1,527 41
Sinclair Broadcast Group, Inc. Class A 1,237 48

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sportsman's Warehouse Holdings, Inc.(Æ) 51,639 248
Stamps.com, Inc.(Æ) 527 43
Standard Motor Products, Inc. 11,034 542
Steven Madden, Ltd. 5,233 177
Strategic Education, Inc.(Æ) 8,012 1,051
Sturm Ruger & Co., Inc. 7,524 399
Superior Uniform Group, Inc. 22,907 381
Systemax, Inc. 12,497 283
TEGNA, Inc. 12,500 176
Texas Roadhouse, Inc. Class A 2,656 165
Thor Industries, Inc. 5,115 319
Tile Shop Holdings, Inc. 41,369 234
Tower International, Inc. 17,334 365
TravelCenters of America LLC(Æ) 63,131 259
Travelzoo , Inc.(Æ) 400 5
TRI Pointe Group, Inc.(Æ) 3,737 47
Universal Electronics, Inc.(Æ) 583 22
Urban One, Inc.(Æ) 39,731 79
Viad Corp. 2,400 135
Vista Outdoor, Inc.(Æ) 3,400 27
Whirlpool Corp. 110 15
WideOpenWest , Inc.(Æ) 2,500 23
Winnebago Industries, Inc. 12,665 395
Zumiez , Inc.(Æ) 1,609 40
32,584
Consumer Staples - 3.1%
Andersons, Inc. (The) 11,771 379
Calavo Growers, Inc.(Ñ) 7,083 594
Casey's General Stores, Inc. 4,924 634
Core-Mark Holding Co., Inc. 20,568 763
Cott Corp. 17,405 254
elf Beauty, Inc.(Æ) 12,999 138
Energizer Holdings, Inc. 19,527 877
Flowers Foods, Inc. 15,262 325
Fresh Del Monte Produce, Inc. 4,700 127
Helen of Troy, Ltd.(Æ) 445 52
Herbalife Nutrition, Ltd.(Æ) 1,900 101
J&J Snack Foods Corp. 3,626 576
MGP Ingredients, Inc. 645 50
National Beverage Corp. 1,000 58
National Vision Holdings, Inc.(Æ) 3,263 103
Nomad Foods, Ltd.(Æ) 30,999 634
Nu Skin Enterprises, Inc. Class A 2,000 96
Quanex Building Products Corp. 4,700 75
Sanderson Farms, Inc.(Ñ) 3,414 450
Simply Good Foods Co. (The)(Æ) 13,482 278
Smart & Final Stores, Inc.(Æ) 1,300 6
Universal Corp. 7,534 434
7,004
Energy - 3.4%
Algonquin Power & Utilities Corp. 60,207 680
Arch Coal, Inc. Class A 3,194 291
C&J Energy Services, Inc.(Æ) 12,572 195
Callon Petroleum Co.(Æ) 22,213 168
Carrizo Oil & Gas, Inc.(Æ) 12,305 153
CONSOL Energy, Inc.(Æ) 5,005 171
Core Laboratories NV(Ñ) 1,931 133
CVR Energy, Inc. 200 8
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delek US Holdings, Inc. 10,053 366
Dermira , Inc.(Æ) 3,500 47
Dril -Quip, Inc.(Æ) 3,225 148
Exterran Corp.(Æ) 800 13
Gulfport Energy Corp.(Æ) 39,249 315
Helix Energy Solutions Group, Inc.(Æ) 5,991 47
HollyFrontier Corp. 200 10
Independence Contract Drilling, Inc.(Æ) 26,939 75
Keane Group, Inc.(Æ) 9,405 102
KLX Energy Services Holdings, Inc.(Æ) 10,333 260
Laredo Petroleum, Inc.(Æ) 22,383 69
Luxfer Holdings PLC 26,818 671
Matador Resources Co.(Æ) 10,069 195
Matrix Service Co.(Æ) 3,837 75
McDermott International, Inc.(Æ) 32,595 243
Natural Gas Services Group, Inc.(Æ) 11,105 192
NextEra Energy Partners, LP 200 9
Northern Oil and Gas, Inc.(Æ) 36,880 101
Ormat Technologies, Inc. 1,412 78
Patterson-UTI Energy, Inc. 3,767 53
PBF Energy, Inc. Class A 4,000 125
Peabody Energy Corp. 5,508 156
Phillips 66 Partners, LP 10,569 553
ProPetro Holding Corp.(Æ) 4,069 92
REX American Resources Corp.(Æ) 1,654 133
RigNet , Inc.(Æ) 5,046 49
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 9,931 163
Southwestern Energy Co.(Æ) 19,111 90
SunCoke Energy, Inc. 22,195 188
Superior Energy Services, Inc.(Æ) 47,248 221
TETRA Technologies, Inc.(Æ) 79,225 185
TPI Composites, Inc.(Æ) 13,181 377
Transocean, Ltd.(Æ) 12,717 111
Unit Corp.(Æ) 15,597 222
US Silica Holdings, Inc. 2,736 47
W&T Offshore, Inc.(Æ) 1,700 12
Weatherford International PLC(Æ) 21,000 15
World Fuel Services Corp. 7,131 206
WPX Energy, Inc.(Æ) 3,078 40
7,853
Financial Services - 22.4%
1st Source Corp. 1,400 63
Alexander & Baldwin, Inc.(ö) 6,571 167
Amalgamated Bank Class A 4,391 69
American Equity Investment Life Holding
Co. 6,276 169
American Homes 4 Rent Class A(ö) 6,600 150
Ameris Bancorp 8,956 308
Amerisafe , Inc. 8,256 490
Arrow Financial Corp. 300 10
Artisan Partners Asset Management, Inc.
Class A 4,100 103
Associated Banc-Corp. 5,800 124
Atlantic Capital Bancshares, Inc.(Æ) 11,533 205
Axis Capital Holdings, Ltd. 3,200 175
BancorpSouth Bank 3,321 94
Bank of NT Butterfield & Son, Ltd. (The) 3,600 129
Bank OZK 13,877 402
BankFinancial Corp. 1,200 18

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Banner Corp. 10,457 566
Baycom Corp.(Æ) 1,000 23
BBCN Bancorp, Inc. 5,123 67
Braemar Hotels & Resorts, Inc.(ö) 1,700 21
Brighthouse Financial, Inc.(Æ) 8,744 317
Brightsphere Investment Group(Æ) 5,800 79
Brixmor Property Group, Inc.(ö) 9,183 169
Business First Bancshares, Inc. 300 7
Byline Bancorp, Inc.(Æ) 6,276 116
Cadence Bancorp 11,487 213
Camden National Corp. 800 33
Camden Property Trust(ö) 3,300 335
Cannae Holdings, Inc.(Æ) 42,583 1,032
Capital City Bank Group, Inc. 10,109 220
Capstar Financial Holdings, Inc. 6,985 101
Cass Information Systems, Inc. 742 35
CatchMark Timber Trust, Inc. Class A(ö) 34,502 339
Cathay General Bancorp 2,829 96
CBTX, Inc. 1,200 39
CenterState Bank Corp. 3,478 83
Central Pacific Financial Corp. 21,385 617
Century Bancorp, Inc. Class A 2,037 149
Chatham Lodging Trust(ö) 2,300 44
Chemical Financial Corp. 2,153 89
Chemung Financial Corp. 100 5
Civista Bancshares, Inc. 5,046 110
Clipper Realty, Inc.(ö) 600 8
CNB Financial Corp. 400 10
CNO Financial Group, Inc. 10,246 166
Cohen & Steers, Inc. 18,637 787
Columbia Banking System, Inc. 4,923 161
Community Bank System, Inc. 2,840 170
Community Bankers Trust Corp. 9,382 69
Consolidated- Tomoka Land Co. 4,495 266
CoreCivic , Inc.(Æ) 6,500 126
Cousins Properties, Inc.(ö) 20,648 199
Cowen Group, Inc. Class A(Æ)(Ñ) 8,429 122
Cullen/Frost Bankers, Inc. 2,100 204
Cushman & Wakefield PLC(Æ) 400 7
Customers Bancorp, Inc.(Æ) 3,763 69
CVB Financial Corp. 1,738 37
CyrusOne , Inc.(ö) 5,057 265
Diamond Hill Investment Group, Inc. 983 138
DiamondRock Hospitality Co.(ö) 9,660 105
Douglas Emmett, Inc.(ö) 7,900 319
Eagle Bancorp, Inc.(Æ) 2,937 147
Easterly Government Properties, Inc.(Ñ)(ö) 21,221 382
Employers Holdings, Inc. 4,705 189
Enstar Group, Ltd.(Æ) 443 77
Enterprise Financial Services Corp. 1,553 63
Equity Commonwealth(ö) 6,030 197
Erie Indemnity Co. Class A 1,030 184
Essent Group, Ltd.(Æ) 9,774 425
Essential Properties Realty Trust, Inc.(ö) 31,244 610
Euronet Worldwide, Inc.(Æ) 1,834 262
Evercore , Inc. Class A 8,357 759
Everest Re Group, Ltd. 1,200 259
Everi Holdings, Inc.(Æ) 14,333 151
FactSet Research Systems, Inc. 600 149
FB Financial Corp. 3,388 108
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Federal Agricultural Mortgage Corp. Class C 7,062 512
Federated Investors, Inc. Class B 5,125 150
FGL Holdings 18,894 149
Fifth Third Bancorp 3,887 98
First BanCorp 35,224 567
First Bancshares, Inc. 1,000 31
First Busey Corp. 13,312 325
First Financial Bancorp 3,297 79
First Foundation, Inc. 29,820 405
First Hawaiian, Inc. 31,541 821
First Industrial Realty Trust, Inc.(ö) 4,185 148
First Interstate BancSystem , Inc. Class A 8,209 327
First Midwest Bancorp, Inc. 6,025 123
FNB Corp. 49,014 520
Forestar Group, Inc.(Æ) 8,831 153
Franklin Street Properties Corp.(ö) 11,400 82
Fulton Financial Corp. 9,462 146
GAIN Capital Holdings, Inc. 1,800 11
Gaming and Leisure Properties, Inc.(ö) 3,600 139
Genworth Financial, Inc. Class A(Æ) 31,008 119
Glacier Bancorp, Inc. 2,702 108
Gladstone Commercial Corp.(ö) 3,400 71
Great Western Bancorp, Inc. 7,488 237
Green Dot Corp. Class A(Æ) 8,079 490
Greenhill & Co., Inc.(Ñ) 12,133 261
Guaranty Bancshares, Inc. 400 12
Hallmark Financial Services, Inc.(Æ) 20,836 217
Hancock Holding Co. 2,823 114
Hanover Insurance Group, Inc. (The) 653 75
HarborOne Bancorp, Inc.(Æ) 600 10
Health Insurance Innovations, Inc. Class
A(Æ)(Ñ) 18,792 504
Healthcare Realty Trust, Inc.(ö) 1,248 40
Heartland Financial USA, Inc. 810 35
Heritage Commerce Corp. 3,300 40
Heritage Insurance Holdings, Inc. 300 4
Hersha Hospitality Trust Class A(ö) 5,114 88
Home Bancorp, Inc. 300 10
Home BancShares , Inc. 43,519 764
HomeStreet , Inc.(Æ) 25,465 671
HomeTrust Bancshares, Inc. 500 13
Horace Mann Educators Corp. 13,397 472
Horizon Bancorp, Inc. 900 14
Houlihan Lokey , Inc. Class A 2,079 95
Howard Hughes Corp. (The)(Æ) 800 88
Iberiabank Corp. 4,519 324
Independence Realty Trust, Inc.(ö) 23,669 255
Independent Bank Corp. 34,497 742
Independent Bank Group, Inc. 1,824 94
Industrial Logistics Properties Trust(ö) 8,694 175
Innovative Industrial Properties, Inc.(Ñ)(ö) 2,712 222
Interactive Brokers Group, Inc. Class A 200 10
International Bancshares Corp. 1,070 41
Investors Bancorp, Inc. 7,605 90
Investors Real Estate Trust(ö) 4,969 298
James River Group Holdings, Ltd. 14,405 577
JER Investment Trust, Inc.(Æ)(Š) 1,771 —
Jernigan Capital, Inc.(ö) 5,162 109
Kearny Financial Corp. 70,779 910
Kemper Corp. 5,146 392

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kennedy-Wilson Holdings, Inc. 32,728 700
Ladder Capital Corp. Class A(ö) 9,783 167
Ladenburg Thalmann Financial Services, Inc. 5,300 15
Lakeland Financial Corp. 2,197 99
Lamar Advertising Co. Class A(ö) 600 48
Legacy Housing Corp.(Æ) 4,756 57
LegacyTexas Financial Group, Inc.(Æ) 4,266 159
LendingTree, Inc.(Æ)(Ñ) 1,513 532
Liberty Property Trust(ö) 5,900 286
Live Oak Bancshares, Inc. 6,153 90
LPL Financial Holdings, Inc. 2,213 154
Marcus & Millichap, Inc.(Æ) 4,165 169
Medical Properties Trust, Inc.(ö) 22,900 424
Mercantile Bank Corp. 800 26
Meta Financial Group, Inc. 2,174 43
MGIC Investment Corp.(Æ) 37,139 490
MidWestOne Financial Group, Inc. 500 14
Morningstar, Inc. 5,753 724
National Bank Holdings Corp. Class A 14,538 484
National Commerce Corp.(Æ) 1,632 64
National Western Life Group, Inc. Class A 375 98
Navigators Group, Inc. (The) 1,591 111
NexPoint Residential Trust, Inc.(ö) 14,698 564
NMI Holdings, Inc. Class A(Æ) 12,403 321
Northeast Bancorp 7,309 151
Northwest Bancshares, Inc. 7,167 122
OFG Bancorp 1,800 36
Old National Bancorp 8,091 133
Old Second Bancorp, Inc. 29,530 372
Opus Bank 2,900 57
Origin Bancorp, Inc. 9,395 320
Outfront Media, Inc.(ö) 37,088 867
Pacific Premier Bancorp, Inc. 5,539 147
PCSB Financial Corp. 22,363 438
Peapack Gladstone Financial Corp. 16,920 444
Pebblebrook Hotel Trust(Ñ)(ö) 4,819 150
Peoples Bancorp, Inc. 700 22
People's Utah Bancorp 400 11
Physicians Realty Trust(ö) 8,448 159
Piedmont Office Realty Trust, Inc. Class A(ö) 18,982 396
Piper Jaffray Cos. 300 22
Popular, Inc. 13,302 694
Potlatch Corp.(ö) 18,837 712
Primerica, Inc. 1,690 206
Prosperity Bancshares, Inc. 7,269 502
Protective Insurance Corp. Class B 400 7
PS Business Parks, Inc.(ö) 1,196 188
Pzena Investment Management, Inc. Class A 33,215 269
QTS Realty Trust, Inc. Class A(ö) 13,347 600
Radian Group, Inc. 5,434 113
Rayonier, Inc.(ö) 10,245 323
RE/MAX Holdings, Inc. Class A 7,327 282
Redfin Corp.(Æ)(Ñ) 8,542 173
Renasant Corp. 2,342 79
Retail Opportunity Investments Corp.(ö) 49,405 856
Retail Properties of America, Inc. Class A(ö) 14,900 182
Retail Value, Inc.(ö) 1,200 37
Rexford Industrial Realty, Inc.(ö) 4,133 148
RLJ Lodging Trust(ö) 19,156 337
RMR Group, Inc. (The) Class A 1,162 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryman Hospitality Properties, Inc.(ö) 8,066 663
Selective Insurance Group, Inc. 2,548 161
ServisFirst Bancshares, Inc. 2,017 68
Signature Bank 100 13
Silvercrest Asset Management Group, Inc.
Class A 11,703 167
Simmons First National Corp. Class A 2,928 72
SITE Centers Corp.(ö) 21,507 293
SL Green Realty Corp.(ö) 300 27
South State Corp. 1,557 106
Southern First Bancshares, Inc.(Æ) 200 7
SP Plus Corp.(Æ) 1,500 51
Spirit of Texas Bancshares, Inc.(Æ) 400 8
STAG Industrial, Inc.(ö) 3,648 108
State Auto Financial Corp. 5,449 179
Stewart Information Services Corp. 2,354 100
Stifel Financial Corp. 1,979 104
Sunstone Hotel Investors, Inc.(ö) 11,743 169
Synovus Financial Corp. 4,200 144
TCF Financial Corp. 21,809 451
Tejon Ranch Co.(Æ) 6,877 121
Terreno Realty Corp.(ö) 3,173 133
The GEO Group, Inc.(ö) 22,539 433
Third Point Reinsurance, Ltd.(Æ) 9,527 99
TriState Capital Holdings, Inc.(Æ) 4,423 90
Triumph Bancorp, Inc.(Æ) 1,244 37
Trustmark Corp. 2,676 90
UMB Financial Corp. 1,389 89
UMH Properties, Inc.(ö) 17,541 247
Umpqua Holdings Corp. 33,469 552
United Bankshares , Inc. 3,296 119
United Community Banks, Inc. 7,501 187
United Community Financial Corp. 2,400 22
Universal Insurance Holdings, Inc. 4,883 151
Unum Group 800 27
Valley National Bancorp 9,512 91
Veritex Holdings, Inc. 9,357 227
VICI Properties, Inc.(ö) 8,800 193
Voya Financial, Inc. 3,300 165
Washington Federal, Inc. 3,963 114
WesBanco , Inc. 3,869 154
Westamerica Bancorporation(Ñ) 5,068 313
Western Alliance Bancorp(Æ) 1,919 79
Wintrust Financial Corp. 5,255 354
WSFS Financial Corp. 512 20
Xenia Hotels & Resorts, Inc.(ö) 9,500 208
51,019
Health Care - 11.5%
Acadia Pharmaceuticals, Inc.(Æ) 6,671 179
Acceleron Pharma, Inc.(Æ) 1,874 87
Accuray , Inc.(Æ) 29,928 143
Achillion Pharmaceuticals, Inc.(Æ) 2,300 7
Acorda Therapeutics, Inc.(Æ) 3,500 47
Addus HomeCare Corp.(Æ) 3,178 202
Akebia Therapeutics, Inc.(Æ) 2,200 18
Akorn , Inc.(Æ) 2,900 10
Aldeyra Therapeutics, Inc.(Æ) 8,368 76
Allscripts Healthcare Solutions, Inc.(Æ) 22,208 212
AMAG Pharmaceuticals, Inc.(Æ) 2,300 30

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amedisys , Inc.(Æ) 2,534 312
Amphastar Pharmaceuticals, Inc.(Æ) 1,000 20
AnaptysBio , Inc.(Æ) 1,026 75
AngioDynamics , Inc.(Æ) 1,805 41
Antares Pharma, Inc.(Æ)(Ñ) 40,875 124
Apollo Endosurgery , Inc.(Æ) 26,073 98
Aratana Therapeutics, Inc.(Æ) 1,500 5
Array BioPharma , Inc.(Æ) 29,643 723
Arrowhead Pharmaceuticals, Inc.(Æ) 4,023 74
Assertio Therapeutics, Inc.(Æ) 2,700 14
Axogen , Inc.(Æ) 4,594 97
BioDelivery Sciences International, Inc.(Æ) 17,649 94
BioLife Solutions, Inc.(Æ) 6,813 122
BioTelemetry , Inc.(Æ) 9,313 583
Blueprint Medicines Corp.(Æ) 1,835 147
Cantel Medical Corp. 6,998 468
Cardiovascular Systems, Inc.(Æ) 22,441 867
CareDx , Inc.(Æ) 13,725 433
Castlight Health, Inc. Class B(Æ) 43,110 162
Chemed Corp. 3,112 995
Computer Programs & Systems, Inc. 1,000 30
Corcept Therapeutics, Inc.(Æ)(Ñ) 4,209 49
CorVel Corp.(Æ) 8,725 569
Cross Country Healthcare, Inc.(Æ) 1,800 13
CryoLife , Inc.(Æ) 2,316 68
Dynavax Technologies Corp.(Æ)(Ñ) 13,377 98
Eagle Pharmaceuticals, Inc.(Æ) 1,112 56
Emergent BioSolutions , Inc.(Æ) 1,880 95
Enanta Pharmaceuticals, Inc.(Æ) 1,030 98
Encompass Health Corp.(Æ) 12,832 748
Endo International PLC(Æ) 4,700 38
Ensign Group, Inc. (The) 18,021 921
Exelixis , Inc.(Æ) 4,220 100
FibroGen , Inc.(Æ) 3,152 171
Five Prime Therapeutics, Inc.(Æ) 700 9
GenMark Diagnostics, Inc.(Æ) 16,707 118
Genomic Health, Inc.(Æ) 2,046 143
Glaukos Corp.(Æ) 3,716 291
Global Blood Therapeutics, Inc.(Æ) 1,716 91
Globus Medical, Inc. Class A(Æ) 3,625 179
Halozyme Therapeutics, Inc.(Æ) 7,764 125
Hanger, Inc.(Æ) 7,352 140
Harvard Bioscience, Inc.(Æ) 23,095 100
HealthEquity , Inc.(Æ) 1,799 133
Healthways , Inc.(Æ) 6,242 110
Heron Therapeutics, Inc.(Æ) 1,751 43
Icad , Inc.(Æ) 700 4
ICU Medical, Inc.(Æ) 413 99
Inogen , Inc.(Æ) 1,607 153
Inspire Medical Systems, Inc.(Æ) 2,127 121
Insulet Corp.(Æ) 1,182 112
Integra LifeSciences Holdings Corp.(Æ) 9,542 532
Intersect ENT, Inc.(Æ) 2,248 72
Intra-Cellular Therapies, Inc. Class A(Æ) 600 7
Invitae Corp.(Æ) 5,402 127
iRadimed Corp.(Æ) 3,072 86
Lannett Co., Inc.(Æ) 2,200 17
LeMaitre Vascular, Inc. 6,288 195
LHC Group, Inc.(Æ) 5,081 563
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 5,134 645
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LivaNova PLC(Æ) 2,107 205
Luminex Corp. 3,300 76
MacroGenics , Inc.(Æ) 4,031 72
Mallinckrodt PLC(Æ) 5,739 125
Medidata Solutions, Inc.(Æ) 1,213 89
MEDNAX, Inc.(Æ) 3,700 101
Medpace Holdings, Inc.(Æ) 2,895 171
Menlo Therapeutics, Inc.(Æ) 2,400 19
Merit Medical Systems, Inc.(Æ) 15,249 942
Mirati Therapeutics, Inc.(Æ) 1,713 126
Myriad Genetics, Inc.(Æ) 5,894 196
Neogen Corp.(Æ) 2,169 124
NeoGenomics , Inc.(Æ) 36,367 743
Neon Therapeutics, Inc.(Æ) 900 6
Nuvectra Corp.(Æ) 35,106 387
Omnicell , Inc.(Æ) 8,997 727
OraSure Technologies, Inc.(Æ) 11,592 129
Orthofix Medical, Inc.(Æ) 2,000 113
Oxford Immunotec Global PLC(Æ) 7,351 127
Pacira Pharmaceuticals, Inc.(Æ) 2,522 96
Palatin Technologies, Inc.(Æ) 56,657 56
PDL BioPharma , Inc.(Æ) 36,743 137
Penumbra, Inc.(Æ)(Ñ) 1,901 279
Pfenex , Inc.(Æ) 27,489 170
Prestige Brands Holdings, Inc.(Æ) 8,053 241
Principia Biopharma, Inc.(Æ) 200 7
Prothena Corp. PLC(Æ) 4,660 57
R1 RCM, Inc.(Æ) 47,671 461
REGENXBIO, Inc.(Æ) 2,832 162
Repligen Corp.(Æ) 6,031 356
Retrophin , Inc.(Æ) 14,997 340
Rhythm Pharmaceuticals, Inc.(Æ) 1,676 46
RTI Surgical Holdings, Inc.(Æ) 18,833 113
Sangamo BioSciences , Inc.(Æ) 5,935 57
SeaSpine Holdings Corp.(Æ) 54,618 823
Seres Therapeutics, Inc.(Æ) 1,400 10
Spark Therapeutics, Inc.(Æ) 1,663 189
Surmodics , Inc.(Æ) 500 22
Tactile Systems Technology, Inc.(Æ) 5,492 290
Tandem Diabetes Care, Inc.(Æ) 11,488 729
Teladoc Health, Inc.(Æ)(Ñ) 5,247 292
Trinity Biotech PLC - ADR(Æ) 27,473 78
Ultragenyx Pharmaceutical, Inc.(Æ) 2,464 171
Unum Therapeutics, Inc.(Æ) 1,700 7
US Physical Therapy, Inc. 6,089 640
Utah Medical Products, Inc. 2,820 249
Vanda Pharmaceuticals, Inc.(Æ) 3,235 60
Varex Imaging Corp.(Æ) 9,398 319
Veracyte , Inc.(Æ) 9,279 232
Vericel Corp.(Æ) 27,556 483
ViewRay , Inc.(Æ) 21,361 158
Viking Therapeutics, Inc.(Æ)(Ñ) 23,894 238
Wright Medical Group NV(Æ) 10,394 327
26,107
Materials and Processing - 6.6%
AdvanSix , Inc.(Æ) 1,400 40
Allegheny Technologies, Inc.(Æ)(Ñ) 13,068 334
Apogee Enterprises, Inc. 10,396 390
Armstrong Flooring, Inc.(Æ) 19,518 265

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Armstrong World Industries, Inc. 3,340 265
Ashland Global Holdings, Inc. 3,000 234
Axalta Coating Systems, Ltd.(Æ) 4,600 116
Beacon Roofing Supply, Inc.(Æ) 2,520 81
Boise Cascade Co. 2,700 72
Cabot Corp. 8,987 374
Cabot Microelectronics Corp. 7,539 844
Carpenter Technology Corp. 4,100 188
Clearwater Paper Corp.(Æ) 900 18
Comfort Systems USA, Inc. 15,352 804
Commercial Metals Co. 20,210 345
Compass Minerals International, Inc. 16,310 887
Culp, Inc. 1,000 19
Domtar Corp. 1,500 74
Element Solutions, Inc.(Æ) 56,029 566
GCP Applied Technologies, Inc.(Æ) 5,645 167
Haynes International, Inc. 13,536 444
Huntsman Corp. 6,700 151
Ingevity Corp.(Æ) 5,997 633
Innospec , Inc. 500 42
Interface, Inc. Class A 13,448 206
Landec Corp.(Æ) 7,781 96
LB Foster Co. Class A(Æ) 400 8
Lennox International, Inc. 780 206
Masonite International Corp.(Æ) 2,200 110
Mueller Water Products, Inc. Class A 35,918 361
Neenah Paper, Inc. 7,318 471
NN, Inc. 21,020 157
Olin Corp. 6,100 141
PGT Innovations, Inc.(Æ) 11,484 159
PH Glatfelter Co. 10,384 147
PolyOne Corp. 4,100 120
Quaker Chemical Corp. 3,764 754
Rayonier Advanced Materials, Inc. 28,451 386
Ryerson Holding Corp.(Æ) 9,987 85
Schweitzer-Mauduit International, Inc. 8,594 333
Scotts Miracle- Gro Co. (The) Class A(Ñ) 6,653 523
Silgan Holdings, Inc. 32,505 963
Simpson Manufacturing Co., Inc. 2,204 131
Stepan Co. 1,400 123
Summit Materials, Inc. Class A(Æ) 2,767 44
Trex Co., Inc.(Æ) 3,622 223
Trinseo SA 2,400 109
United States Steel Corp. 1,200 23
Universal Stainless & Alloy Products, Inc.(Æ) 16,188 268
US Concrete, Inc.(Æ)(Ñ) 9,011 373
Valvoline, Inc. 24,089 447
Veritiv Corp.(Æ) 400 11
Verso Corp. Class A(Æ) 400 9
Versum Materials, Inc. 10,768 542
WR Grace & Co. 1,400 109
14,991
Producer Durables - 15.9%
ABM Industries, Inc. 12,182 443
ACCO Brands Corp. 49,923 427
Adient PLC 3,700 48
Advanced Disposal Services, Inc.(Æ) 1,000 28
AECOM(Æ) 4,500 134
AGCO Corp. 3,200 223
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Air Transport Services Group, Inc.(Æ) 3,935 91
Alamo Group, Inc. 1,000 100
Allied Motion Technologies, Inc. 16,917 582
Apergy Corp.(Æ) 1,200 49
AquaVenture Holdings, Ltd.(Æ) 4,825 93
ArcBest Corp. 1,000 31
Arcosa , Inc. 20,924 639
Ardmore Shipping Corp.(Æ) 81,148 500
Argan , Inc. 7,794 389
ASGN, Inc.(Æ) 5,324 338
Astec Industries, Inc. 5,627 212
Astronics Corp.(Æ) 200 7
AstroNova , Inc. 2,465 50
AZZ, Inc. 10,115 414
Babcock & Wilcox Co. (The) Class W(Æ) 18,277 906
Badger Meter, Inc. 12,362 688
Barnes Group, Inc. 2,300 118
Barrett Business Services, Inc. 300 23
BG Staffing, Inc. 9,249 202
Brady Corp. Class A 863 40
Brink's Co. (The) 12,099 912
Cactus, Inc. Class A(Æ) 4,847 173
Carlisle Cos., Inc. 1,310 161
Colfax Corp.(Æ) 3,900 116
Columbus McKinnon Corp. 2,151 74
Construction Partners, Inc. Class A(Æ) 4,490 57
Control4 Corp.(Æ) 1,980 34
Covanta Holding Corp. 54,600 946
Covenant Transportation Group, Inc. Class
A(Æ) 4,072 77
CPI Aerostructures , Inc.(Æ) 34,161 222
CRA International, Inc. 8,887 449
Crane Co. 2,100 178
Daseke , Inc.(Æ) 16,376 83
Dycom Industries, Inc.(Æ) 6,677 307
Electronics For Imaging, Inc.(Æ) 1,538 41
EMCOR Group, Inc. 4,037 295
Encore Wire Corp. 3,431 196
EnerSys 1,400 91
EnPro Industries, Inc. 597 38
Euronav NV(Ñ) 44,872 366
Evoqua Water Technologies Corp.(Æ) 4,023 51
ExlService Holdings, Inc.(Æ) 674 40
Exponent, Inc. 15,803 912
Fluor Corp. 3,900 144
Forward Air Corp. 888 57
FreightCar America, Inc.(Æ) 37,724 232
frontdoor , Inc.(Æ) 15,829 545
Generac Holdings, Inc.(Æ) 5,648 289
GP Strategies Corp.(Æ) 7,872 96
Granite Construction, Inc. 3,919 169
Great Lakes Dredge & Dock Corp.(Æ) 99,144 883
Greenbrier Cos., Inc. 2,767 89
Hackett Group, Inc. (The) 21,632 342
Hawaiian Holdings, Inc. 1,567 41
HD Supply Holdings, Inc.(Æ) 3,800 165
Healthcare Services Group, Inc. 15,802 521
HEICO Corp. 6,515 618
Hertz Global Holdings, Inc. Class W(Æ) 1,085 42
Huntington Ingalls Industries, Inc. 310 64

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ICF International, Inc. 15,367 1,170
Insperity , Inc. 1,809 223
Kadant , Inc. 900 79
KBR, Inc. 100,446 1,918
Kelly Services, Inc. Class A 3,783 83
Kimball International, Inc. Class B 11,881 168
Knoll, Inc. 3,800 72
Korn/Ferry International 2,800 125
Kornit Digital, Ltd.(Æ)(Ñ) 17,150 408
Landstar System, Inc. 1,400 153
Lincoln Electric Holdings, Inc. 1,500 126
Liquidity Services, Inc.(Æ) 12,318 95
Littelfuse , Inc. 2,818 514
Manitowoc Co., Inc. (The)(Æ) 9,345 154
ManpowerGroup , Inc. 2,900 240
Marten Transport, Ltd. 5,275 94
MasTec , Inc.(Æ)(Ñ) 11,672 561
MAXIMUS, Inc. 8,297 589
Methode Electronics, Inc. 4,184 120
Milacron Holdings Corp.(Æ) 2,223 25
Modine Manufacturing Co.(Æ) 7,276 101
Navigant Consulting, Inc. 1,800 35
Navistar International Corp.(Æ) 2,100 68
NV5 Global, Inc.(Æ) 2,760 164
Old Dominion Freight Line, Inc. 2,117 306
Orion Group Holdings, Inc.(Æ) 60,253 176
Park-Ohio Holdings Corp. 700 23
Peak Resorts, Inc. 13,639 62
Pentair PLC 1,800 80
Pitney Bowes, Inc. 14,624 100
Primoris Services Corp. 18,891 391
Radiant Logistics, Inc. 31,102 196
Rollins, Inc. 700 29
Ryder System, Inc. 21,293 1,321
Saia, Inc.(Æ) 6,209 379
Schneider National, Inc. Class B 2,600 55
Scorpio Tankers, Inc. 17,514 347
SkyWest, Inc. 3,511 191
Spirit Airlines, Inc.(Æ) 3,521 186
SPX FLOW, Inc.(Æ) 2,100 67
Standex International Corp. 6,276 461
StealthGas , Inc.(Æ) 83,769 293
Steelcase, Inc. Class A 46,179 672
Sterling Construction Co., Inc.(Æ) 2,200 28
Sykes Enterprises, Inc.(Æ) 3,386 96
Team, Inc.(Æ) 16,453 288
Terex Corp. 3,100 100
Tetra Tech, Inc. 11,682 696
Titan International, Inc. 3,000 18
Titan Machinery, Inc.(Æ) 7,765 121
TopBuild Corp.(Æ) 2,689 174
Toro Co. (The) 2,500 172
TreeHouse Foods, Inc.(Æ) 7,098 458
Trinity Industries, Inc. 16,062 349
Triumph Group, Inc. 1,400 27
TrueBlue , Inc.(Æ) 4,100 97
Tutor Perini Corp.(Æ) 22,897 392
Ultralife Corp.(Æ) 4,091 42
UniFirst Corp. 709 109
Universal Truckload Services, Inc. 9,685 191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Xpress Enterprises, Inc. Class A(Æ) 2,100 14
USA Truck, Inc.(Æ) 9,547 138
Vectrus , Inc.(Æ) 500 13
Vishay Precision Group, Inc.(Æ) 4,583 157
WageWorks , Inc.(Æ) 17,568 663
Watts Water Technologies, Inc. Class A 4,052 327
Welbilt , Inc.(Æ) 40,389 662
Werner Enterprises, Inc. 1,906 65
WESCO International, Inc.(Æ) 2,100 111
Willdan Group, Inc.(Æ) 3,300 122
WillScot Corp.(Æ) 28,673 318
WNS Holdings, Ltd. - ADR(Æ) 7,392 394
YRC Worldwide, Inc.(Æ) 49,538 331
36,184
Technology - 14.5%
A10 Networks, Inc.(Æ) 3,100 22
Acacia Communications, Inc.(Æ) 6,848 393
Adesto Technologies Corp.(Æ) 32,537 197
Aerohive Networks, Inc.(Æ) 26,676 121
Agilysys , Inc.(Æ) 800 17
Allot Communications, Ltd.(Æ) 22,683 180
Ambarella , Inc.(Æ) 1,679 73
Amkor Technology, Inc.(Æ) 6,100 52
Anixter International, Inc.(Æ) 1,700 95
Appfolio , Inc. Class A(Æ) 2,616 208
Applied Optoelectronics, Inc.(Æ)(Ñ) 2,626 32
Aquantia Corp.(Æ) 800 7
Arlo Technologies, Inc.(Æ) 4,271 18
Arrow Electronics, Inc.(Æ) 4,000 308
Aspen Technology, Inc.(Æ) 800 83
Avaya Holdings Corp.(Æ) 19,127 322
Axcelis Technologies, Inc.(Æ) 7,490 151
Bandwidth, Inc. Class A(Æ) 1,884 126
Benchmark Electronics, Inc. 12,630 332
Benefitfocus , Inc.(Æ) 3,149 156
Box, Inc. Class A(Æ) 22,849 442
CACI International, Inc. Class A(Æ) 852 155
CalAmp Corp.(Æ) 35,320 444
Calix, Inc.(Æ) 3,300 25
Carbonite, Inc.(Æ) 3,749 93
Cars.com, Inc.(Æ) 11,067 252
Ciena Corp.(Æ) 3,913 146
Cirrus Logic, Inc.(Æ) 9,673 407
Cloudera, Inc.(Æ) 13,273 145
Cohu , Inc. 4,366 64
CommScope Holding Co., Inc.(Æ) 7,000 152
CommVault Systems, Inc.(Æ) 5,088 329
comScore, Inc.(Æ) 1,000 20
Conduent , Inc.(Æ) 22,267 308
Cornerstone OnDemand , Inc.(Æ) 9,702 532
Cray, Inc.(Æ) 2,100 55
Cree, Inc.(Æ) 1,324 76
Diebold Nixdorf, Inc.(Æ) 12,900 143
Digi International, Inc.(Æ) 900 11
Donnelley Financial Solutions, Inc.(Æ) 1,600 24
DSP Group, Inc.(Æ) 8,393 118
Ellie Mae, Inc.(Æ) 1,865 184
EMCORE Corp.(Æ) 2,000 7
ePlus , Inc.(Æ) 2,441 216

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Etsy, Inc.(Æ) 1,901 128
Everbridge , Inc.(Æ) 7,279 546
Extreme Networks, Inc.(Æ) 38,453 288
FireEye, Inc.(Æ) 49,856 837
Five9, Inc.(Æ) 27,541 1,454
GDS Holdings, Ltd. - ADR(Æ) 6,775 242
Global Eagle Entertainment, Inc.(Æ) 2,400 2
Glu Mobile, Inc.(Æ) 19,056 209
Graham Corp. 2,718 53
Ichor Holdings, Ltd.(Æ)(Ñ) 1,967 44
Immersion Corp.(Æ) 11,155 94
Infinera Corp.(Æ) 9,900 43
Inspired Entertainment, Inc.(Æ)(Ñ) 8,262 55
Integrated Device Technology, Inc.(Æ) 2,077 102
InterDigital , Inc. 3,181 210
InterXion Holding NV(Æ) 1,573 105
iRobot Corp.(Æ)(Ñ) 967 114
Jabil Circuit, Inc. 5,700 152
Kemet Corp. 2,685 46
Kimball Electronics, Inc.(Æ) 19,209 298
Leaf Group, Ltd.(Æ) 41,060 329
Liberty Latin America, Ltd. Class C(Æ) 6,200 121
Limelight Networks, Inc.(Æ) 131,186 424
LiveRamp Holdings, Inc.(Æ) 2,478 135
LogMeIn, Inc. 6,194 496
Loral Space & Communications, Inc.(Æ) 1,990 72
Lumentum Holdings, Inc.(Æ) 3,512 199
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,000 33
ManTech International Corp. Class A 2,329 126
Meet Group, Inc.(Æ) 25,096 127
Mercury Systems, Inc.(Æ) 6,051 388
MicroStrategy , Inc. Class A(Æ) 3,199 461
Mimecast, Ltd.(Æ) 4,247 201
MiX Telematics, Ltd. - ADR 4,885 81
Model N, Inc.(Æ) 700 12
Monolithic Power Systems, Inc. 1,057 143
NeoPhotonics Corp.(Æ) 50,724 319
NETGEAR, Inc.(Æ) 2,157 71
NetScout Systems, Inc.(Æ) 16,077 451
NIC, Inc. 5,476 94
Nice, Ltd. - ADR(Æ) 1,454 178
NII Holdings, Inc.(Æ) 13,277 26
Novanta , Inc.(Æ) 3,101 263
Nuance Communications, Inc.(Æ) 8,700 147
Ooma , Inc.(Æ) 18,411 244
Pareteum Corp.(Æ)(Ñ) 25,831 118
PC Connection, Inc. 4,148 152
PC-Telephone, Inc.(Æ) 1,858 9
Perficient , Inc.(Æ) 19,659 538
Perspecta , Inc. 42,094 850
Photronics , Inc.(Æ) 7,427 70
Pivotal Software, Inc. Class A(Æ)(Ñ) 9,769 204
Pixelworks , Inc.(Æ) 3,700 15
Plantronics, Inc. 8,840 408
PlayAGS , Inc.(Æ) 43,514 1,040
Plexus Corp.(Æ) 1,080 66
Pointer Telocation , Ltd.(Æ) 2,849 45
Power Integrations, Inc. 10,481 733
Presidio, Inc. 3,800 56
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progress Software Corp. 2,000 89
Proofpoint , Inc.(Æ) 5,460 663
Pure Storage, Inc. Class A(Æ) 6,138 134
Q2 Holdings, Inc.(Æ) 865 60
QAD, Inc. Class A 3,620 156
Qualys , Inc.(Æ) 884 73
Quantenna Communications, Inc.(Æ) 17,592 428
Radware , Ltd.(Æ) 4,976 130
Rambus, Inc.(Æ) 23,831 249
Rapid7, Inc.(Æ) 1,795 91
RealPage , Inc.(Æ) 8,133 494
Resideo Technologies, Inc.(Æ) 15,545 300
Roku, Inc.(Æ)(Ñ) 3,721 240
Rudolph Technologies, Inc.(Æ) 1,761 40
SailPoint Technologies Holding, Inc.(Æ) 3,927 113
Sanmina Corp.(Æ) 5,308 153
ScanSource , Inc.(Æ) 3,014 108
Semtech Corp.(Æ) 2,586 132
ShotSpotter, Inc.(Æ) 11,042 426
Silicon Laboratories, Inc.(Æ) 1,140 92
SMART Global Holdings, Inc.(Æ) 11,688 224
Smartsheet , Inc. Class A(Æ) 5,259 215
Sonos , Inc.(Æ) 3,400 35
Stratasys , Ltd.(Æ) 2,200 52
Switch, Inc. Class A 24,909 257
Synaptics , Inc.(Æ) 2,000 80
Synchronoss Technologies, Inc.(Æ) 3,300 20
SYNNEX Corp. 8,625 823
Tech Data Corp.(Æ) 3,121 319
Trade Desk, Inc. (The) Class A(Æ) 2,499 495
Tucows , Inc. Class A(Æ) 2,111 171
Twilio , Inc. Class A(Æ) 3,247 419
Ultra Clean Holdings(Æ) 12,280 127
Unisys Corp.(Æ)(Ñ) 22,986 268
Universal Display Corp.(Ñ) 2,841 434
Upland Software, Inc.(Æ) 7,452 316
Varonis Systems, Inc.(Æ) 500 30
Veeco Instruments, Inc.(Æ) 5,500 60
Vishay Intertechnology , Inc. 5,185 96
Workiva , Inc.(Æ) 8,045 408
Xperi Corp. 46,268 1,082
Yelp, Inc. Class A(Æ) 4,485 155
Zix Corp.(Æ) 4,600 32
Zscaler , Inc.(Æ)(Ñ) 7,918 562
Zuora , Inc. Class A(Æ) 4,785 96
Zynga, Inc. Class A(Æ) 49,806 265
32,920
Utilities - 5.5%
Allete , Inc. 3,157 260
American States Water Co. 10,686 762
Antero Midstream Corp. 41,458 571
Avista Corp. 17,418 707
Black Hills Corp. 2,301 170
Boingo Wireless, Inc.(Æ) 33,742 787
California Water Service Group 6,869 373
Cogent Communications Holdings, Inc. 13,365 725
Consolidated Water Co., Ltd. 2,230 29
El Paso Electric Co. 2,684 158
Enerplus Corp. 10,403 87

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GCI Liberty, Inc. Class A(Æ) 12,001 667
Gogo , Inc.(Æ)(Ñ) 21,701 97
Hawaiian Electric Industries, Inc. 10,757 439
HighPoint Resources Corp.(Æ) 166,902 369
Idacorp , Inc. 2,252 224
j2 Global, Inc. 8,927 773
Mammoth Energy Services, Inc. 23,580 393
MGE Energy, Inc. 603 41
Midstates Petroleum Co., Inc.(Æ) 16,786 164
Montage Resources Corp.(Æ)(Ñ) 8,272 124
New Jersey Resources Corp. 4,001 199
Northwest Natural Holding Co. 2,000 131
NorthWestern Corp. 3,157 222
NRG Energy, Inc. 3,800 161
ONE Gas, Inc. 4,327 385
Pinnacle West Capital Corp. 1,600 153
PNM Resources, Inc. 2,265 107
Portland General Electric Co. 6,358 330
RingCentral, Inc. Class A(Æ) 4,480 483
Rosehill Resources, Inc.(Æ) 11,819 40
SandRidge Energy, Inc.(Æ) 9,267 74
SJW Group 1,606 99
South Jersey Industries, Inc. 27,667 888
Southwest Gas Holdings, Inc. 1,881 155
Spire, Inc. 4,213 347
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Talos Energy, Inc.(Æ) 1,100 29
Unitil Corp. 2,409 130
Vistra Energy Corp. 7,981 208
Vonage Holdings Corp.(Æ) 44,009 442
12,503
Total Common Stocks
(cost $203,311) 221,165
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 6,514,354
(∞)
6,516
Total Short-Term Investments
(cost $6,515) 6,516
Other Securities - 5.9%
U.S. Cash Collateral Fund(×)(@) 13,553,699
(∞)
13,554
Total Other Securities
(cost $13,554) 13,554
Total Investments 106.0%
(identified cost $223,380) 241,235
Other Assets and Liabilities, Net
- (6.0%)
(13,611)
Net Assets - 100.0%
227,624
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 26 USD 2,007 06/19
(4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(4)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 32,584 $ — $ —
$ —
$ 32,584
Consumer Staples 7,004 — —
—
7,004
Energy 7,8 53 — —
—
7,8 53
Financial Services 51,019 — —
—
51,019
Health Care 26,107 — —
—
26,107
Materials and Processing 14,991 — —
—
14,991
Producer Durables 36,184 — —
—
36,184
Technology 32,920 — —
—
32,920
Utilities 12,503 — —
—
12,503
Short-Term Investments — — —
6,516
6,516

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Securities — — —
13,554
13,554
Total Investments 221,165 — — 20,070 241,235
Other Financial Instruments
Liabilities
Futures Contracts (4) — — — (4)
Total Other Financial Instruments
*
$ (4) $ — $ — $ — $ (4)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2019, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.1%
Australia - 2.0%
AGL Energy, Ltd. 14,482 224
Amcor, Ltd. Class A 137,690 1,507
Aristocrat Leisure, Ltd. 41,327 722
Australia & New Zealand Banking
Group, Ltd. - ADR 8,664 161
Caltex Australia, Ltd. 14,691 274
Commonwealth Bank of Australia - ADR 10,890 548
CSL, Ltd. 7,258 1,008
Dexus Property Group(Æ)(ö) 2,800 25
Macquarie Group, Ltd. 13,528 1,244
National Australia Bank, Ltd. - ADR 9,979 180
Origin Energy, Ltd. 30,207 155
Santos, Ltd. 30,052 146
Scentre Group(ö) 21,507 63
Stockland(ö) 76,800 210
Telstra Corp., Ltd. 60,699 143
Treasury Wine Estates, Ltd. 53,459 569
Wesfarmers, Ltd.(Æ) 10,711 264
Westpac Banking Corp. 12,192 224
7,667
Austria - 0.5%
Andritz AG 32,001 1,374
Erste Group Bank AG 6,004 221
OMV AB 4,420 240
Voestalpine AG 4,135 126
1,961
Belgium - 0.4%
Ageas 5,064 244
Groupe Bruxelles Lambert SA 1,585 154
KBC Groep NV 14,361 1,004
Solvay SA 1,464 159
1,561
Canada - 4.0%
Algonquin Power & Utilities Corp. 105,998 1,192
Bank of Montreal 6,074 454
Bank of Nova Scotia (The) 8,590 457
BCE, Inc. 5,200 231
Brookfield Asset Management, Inc.
Class A 4,268 199
Canadian Imperial Bank of Commerce 5,421 428
Canadian National Railway Co. 8,661 775
Canadian Natural Resources, Ltd. 41,005 1,126
Celestica, Inc.(Æ) 122,290 1,033
Cenovus Energy, Inc. 43,796 380
Enbridge, Inc. 15,431 559
Encana Corp. 82,888 600
First Quantum Minerals, Ltd. 55,188 626
Fortis, Inc. 43,788 1,619
George Weston, Ltd. 869 62
Great-West Lifeco , Inc. 3,963 96
Healthcare Realty Trust, Inc.(Æ) 9,129 160
Husky Energy, Inc. 10,036 100
Imperial Oil, Ltd. 9,004 246
Nutrien , Ltd. 25,519 1,346
Open Text Corp. 1,400 54
Pembina Pipeline Corp. 1,927 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Corp. of Canada 6,068 141
RioCan Real Estate Investment Trust(ö) 7,625 151
Royal Bank of Canada - GDR 12,987 980
Sun Life Financial, Inc. 11,324 435
Suncor Energy, Inc. 11,320 367
Toronto Dominion Bank 16,663 904
TransCanada Corp. 10,996 494
15,286
Cayman Islands - 0.1%
Pagseguro Digital, Ltd. Class A(Æ) 19,680 587
China - 1.8%
Alibaba Group Holding, Ltd. - ADR(Æ) 8,046 1,468
China Tower Corp., Ltd. Class H(Æ)(Þ) 2,725,598 633
Lenovo Group, Ltd. 2,292,938 2,062
Ping An Insurance Group Co. of China,
Ltd. Class H 70,966 795
Sunny Optical Technology Group Co.,
Ltd. 44,499 531
Tencent Holdings, Ltd. 28,989 1,333
6,822
Denmark - 1.7%
AP Moller - Maersk A/S Class B 2,216 2,814
Coloplast A/S Class B 1,640 180
Danske Bank A/S 57,104 1,003
DSV A/S 7,516 622
Novo Nordisk A/S Class B 10,487 549
Scandinavian Tobacco Group A/S(Þ) 102,271 1,276
6,444
Finland - 0.3%
Nordea Bank AB 20,914 159
Sampo OYJ Class A 3,443 156
Tikkurila OYJ 40,867 671
UPM- Kymmene OYJ 3,546 104
1,090
France - 10.5%
Air Liquide SA Class A 20,577 2,620
Airbus Group SE 6,001 796
Amundi SA(Þ) 23,280 1,469
Arkema SA 908 87
AXA SA 21,044 530
BNP Paribas SA 5,911 283
Bouygues SA - ADR 25,844 924
Bureau Veritas SA 38,230 898
Capgemini SE 5,543 674
Cie de Saint-Gobain 5,182 188
CNP Assurances 700 15
Covivio (ö) 626 66
Credit Agricole SA 14,542 176
Danone SA 36,742 2,834
Eiffage SA 1,933 186
Engie SA 103,008 1,537
EssilorLuxottica SA 2,809 307
Eurazeo SE 1,642 124
Hermes International 1,418 937
Klepierre SA - GDR(ö) 3,541 124
L'Oreal SA 12,186 3,280

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Natixis SA 23,693 127
Orange SA - ADR 20,029 326
Pernod Ricard SA 4,304 773
Publicis Groupe SA - ADR 48,125 2,582
Renault SA 2,664 176
Rexel SA Class H 238,372 2,691
Safran SA 16,833 2,310
Sanofi - ADR 63,740 5,637
Schneider Electric SE 34,654 2,725
SCOR SE - ADR 27,033 1,152
Societe Generale SA 5,389 156
Total SA 39,850 2,213
Unibail - Rodamco -Westfield(ö) 1,993 327
Vicat SA 26,514 1,278
Vinci SA 2,556 249
40,777
Germany - 4.7%
Adidas AG 3,056 742
Allianz SE 3,429 763
BASF SE 7,037 517
Bayer AG 2,823 182
Bayerische Motoren Werke AG 30,010 2,314
Beiersdorf AG 11,902 1,238
Daimler AG 6,385 374
Deutsche Boerse AG 16,259 2,085
Deutsche Telekom AG 37,103 616
GEA Group AG 58,386 1,529
Hannover Rueck SE 1,868 268
HeidelbergCement AG 15,826 1,138
Infineon Technologies AG - ADR 33,312 661
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 3,948 934
SAP SE - ADR 24,960 2,883
Siemens AG 17,776 1,913
18,157
Hong Kong - 3.3%
AIA Group, Ltd. 231,744 2,308
China Mobile, Ltd. 98,097 1,003
China Resources Power Holdings Co.,
Ltd. 949,910 1,428
CK Asset Holdings, Ltd. 199,351 1,772
CK Hutchison Holdings, Ltd. 180,078 1,892
CK Infrastructure Holdings, Ltd. 49,000 402
CLP Holdings, Ltd. 8,500 99
Henderson Land Development Co., Ltd. 32,000 203
Hong Kong & China Gas Co., Ltd. 178,000 427
Hong Kong Exchanges & Clearing, Ltd. 14,500 505
Hongkong Land Holdings, Ltd. 25,400 181
Jardine Matheson Holdings, Ltd. 4,300 268
Link REIT (The)(ö) 71,000 830
MTR Corp., Ltd. 122,000 756
Swire Pacific, Ltd. Class A 16,000 206
Techtronic Industries Co., Ltd. 88,271 595
12,875
India - 1.7%
Bharti Infratel , Ltd. 252,562 1,142
HDFC Bank, Ltd. - ADR 36,419 4,222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infosys, Ltd. - ADR 105,070 1,148
6,512
Indonesia - 0.2%
Bank Central Asia Tbk PT 383,295 748
Ireland - 1.1%
Bank of Ireland Group PLC 252,841 1,507
CRH PLC 7,610 236
Medtronic PLC 14,793 1,347
Willis Towers Watson PLC(Æ) 6,256 1,099
4,189
Israel - 0.2%
Azrieli Group, Ltd. 1,631 97
Bank Hapoalim BM 32,735 218
Bank Leumi Le-Israel BM 48,024 314
Bezeq The Israeli Telecommunication
Corp., Ltd. 79,276 57
686
Italy - 2.8%
Assicurazioni Generali SpA 25,530 473
Atlantia SpA 3,171 82
Davide Campari-Milano SpA 77,008 757
Enel SpA 493,663 3,160
ENI SpA - ADR 40,582 717
FinecoBank Banca Fineco SpA 53,187 702
Intesa Sanpaolo SpA 70,167 171
Moncler SpA 12,797 517
Saipem SpA (Æ) 409,973 2,167
Snam Rete Gas SpA 88,250 454
Telecom Italia SpA (Æ) 830,901 517
Terna Rete Elettrica Nazionale SpA 31,532 200
UniCredit SpA 62,463 801
10,718
Japan - 16.1%
Aisin Seiki Co., Ltd. 3,000 108
ANA Holdings, Inc. 8,000 294
Aozora Bank, Ltd. 9,000 223
Asahi Diamond Industrial Co., Ltd. 31,400 217
Asahi Glass Co., Ltd. 2,000 70
Asahi Kasei Corp. 18,000 187
BML, Inc. 41,300 1,200
Bridgestone Corp. 13,400 517
Canon, Inc. 19,100 555
Central Japan Railway Co. 1,900 442
Chiba Bank, Ltd. (The) 33,000 180
Chubu Electric Power Co., Inc. 19,300 301
Concordia Financial Group, Ltd. 56,200 217
Cosel Co., Ltd. 59,500 629
Credit Saison Co., Ltd. 8,000 106
Dai Nippon Printing Co., Ltd. 9,700 232
Dai-ichi Life Holdings, Inc. 71,050 990
Daiseki Co., Ltd. 25,600 625
Daito Trust Construction Co., Ltd. 2,400 335
Daiwa House Industry Co., Ltd. 8,700 277
Daiwa Securities Group, Inc. 31,000 151
Denso Corp. 4,000 156
East Japan Railway Co. 3,600 348

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ebara Corp. 55,800 1,576
Eisai Co., Ltd. 10,540 593
Electric Power Development Co., Ltd. 5,200 127
FUJIFILM Holdings Corp. 4,800 219
Fujitsu, Ltd. 36,700 2,658
Hankyu Hanshin Holdings, Inc. 3,700 139
Hirose Electric Co., Ltd. 2,400 253
Hitachi Metals, Ltd. 249,200 2,904
Honda Motor Co., Ltd. 186,600 5,057
Icom , Inc. 20,800 415
Idemitsu Kosan Co., Ltd. 8,800 294
Iida Group Holdings Co., Ltd. 70,400 1,278
Inpex Corp. 293,100 2,782
Isuzu Motors, Ltd. 120,200 1,586
ITOCHU Corp. 23,800 432
Japan Airlines Co., Ltd. 7,200 254
Japan Post Bank Co., Ltd. 20,600 225
Japan Post Holdings Co., Ltd. 44,400 520
Japan Tobacco, Inc. 23,200 576
JX Holdings, Inc. 79,100 360
Kajima Corp. 9,000 133
Kamigumi Co., Ltd. 10,000 232
Kansai Electric Power Co., Inc. (The) 7,000 103
KDDI Corp. 27,900 602
Kirin Holdings Co., Ltd. 5,100 122
Kobe Steel, Ltd. 15,900 120
Komatsu, Ltd. 20,160 471
Konica Minolta, Inc. 800 8
Kuraray Co., Ltd. 8,600 110
Kyushu Electric Power Co., Inc. 5,100 60
Kyushu Railway Co. 4,000 132
Marubeni Corp. 33,400 232
Mazda Motor Corp. 16,900 190
Medipal Holdings Corp. 2,500 59
Mitsubishi Chemical Holdings Corp. 24,700 174
Mitsubishi Corp. 18,100 504
Mitsubishi Electric Corp. 10,600 137
Mitsubishi Heavy Industries, Ltd. 11,800 491
Mitsubishi Materials Corp. 5,700 151
Mitsubishi UFJ Financial Group, Inc. 341,600 1,695
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 31,900 163
Mitsui & Co., Ltd. 95,400 1,484
Mitsui Chemicals, Inc. 2,000 48
Mizuho Financial Group, Inc. 380,900 590
MS&AD Insurance Group Holdings, Inc. 31,500 960
NH Foods, Ltd. 1,100 40
Nidec Corp. 3,850 491
Nintendo Co., Ltd. 2,010 576
Nippon Steel & Sumitomo Metal Corp. 13,900 246
Nippon Telegraph & Telephone Corp. 13,703 582
Nissan Motor Co., Ltd. 53,000 436
Nitto FC Co., Ltd. 30,500 224
Nomura Holdings, Inc. 55,000 197
Nomura Real Estate Holdings, Inc. 3,100 60
NTT DOCOMO, Inc. 25,500 566
Obayashi Corp. 9,500 96
Ono Pharmaceutical Co., Ltd. 29,300 576
ORIX Corp. 26,200 377
Osaka Gas Co., Ltd. 8,400 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Qol Holdings Co., Ltd. 47,900 654
Resona Holdings, Inc. 32,900 143
Secom Co., Ltd. 12,300 1,055
Secom Joshinetsu Co., Ltd. 7,000 213
Sekisui House, Ltd. 26,000 431
Seven & i Holdings Co., Ltd. 15,600 589
Shimamura Co., Ltd. 1,100 93
Shimizu Corp. 6,000 52
Shin-Etsu Chemical Co., Ltd. 7,035 592
Shingakukai Co., Ltd. 3,700 19
Shionogi & Co., Ltd. 100 6
Showa Shell Sekiyu KK(Š) 7,700 106
Sompo Japan Nipponkoa Holdings, Inc. 29,000 1,071
Sony Corp. 13,910 585
Sumitomo Chemical Co., Ltd. 25,000 117
Sumitomo Corp. 31,600 438
Sumitomo Electric Industries, Ltd. 13,600 181
Sumitomo Metal Mining Co., Ltd. 5,000 149
Sumitomo Mitsui Financial Group, Inc. 55,200 1,932
Sumitomo Mitsui Trust Holdings, Inc. 2,400 86
Sumitomo Rubber Industries, Ltd. 9,500 114
Taiheiyo Cement Corp. 5,200 174
Teijin, Ltd. 7,000 116
TIS, Inc. 100 5
Toho Holdings Co., Ltd. 24,100 602
Tohoku Electric Power Co., Inc. 26,800 342
Tokio Marine Holdings, Inc. 33,800 1,639
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 214
Tokyo Gas Co., Ltd. 12,000 325
Tokyu Fudosan Holdings Corp. 10,700 64
Toppan Printing Co., Ltd. 19,500 295
Toray Industries, Inc. 25,600 164
Toyota Industries Corp. 4,100 206
Toyota Motor Corp. 30,500 1,789
Toyota Tsusho Corp. 6,200 202
Transcosmos , Inc. 28,800 564
West Japan Railway Co. 4,700 355
Yahoo! Japan Corp. 601,600 1,475
Yamada Denki Co., Ltd. 55,100 272
Yamaguchi Financial Group, Inc. 29,800 253
Yamato Kogyo Co., Ltd. - GDR 14,400 394
62,288
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 7,875 160
Aroundtown SA 12,829 106
RTL Group SA 2,936 160
Spotify Technology SA(Æ) 4,793 665
1,091
Macao - 0.2%
Sands China, Ltd. 151,625 762
Mexico - 0.2%
Grupo Televisa SAB - ADR 73,072 808
Netherlands - 4.0%
Aegon NV 26,355 127
ASML Holding NV 3,705 696
Exor NV 4,366 284

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferrari NV 7 , 75 9 1,041
Heineken NV 17,256 1,823
ING Groep NV 213,488 2,588
InterXion Holding NV(Æ) 10,680 713
Koninklijke Ahold Delhaize NV 45,624 1,215
Koninklijke KPN NV 395,963 1,256
NN Group NV 6,815 283
Royal Dutch Shell PLC Class A 144,884 4,546
Yandex NV Class A(Æ) 20,365 699
15,271
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 70,367 682
Norway - 0.9%
DNB ASA 10,775 199
Norsk Hydro ASA 30,072 122
Orkla ASA 304,278 2,335
Statoil ASA Class N 25,442 558
Telenor ASA 10,428 209
3,423
Portugal - 0.2%
Energias de Portugal SA 41,349 163
Galp Energia SGPS SA Class B 42,325 677
840
Singapore - 2.1%
Ascendas Real Estate Investment
Trust(ö) 277,600 597
CapitaLand, Ltd. 54,400 147
DBS Group Holdings, Ltd. 77,400 1,442
Oversea-Chinese Banking Corp., Ltd. 7,222 59
Singapore Telecommunications, Ltd. 1,516,600 3,384
United Overseas Bank, Ltd. 6,400 119
Wilmar International, Ltd. 895,500 2,191
7,939
South Korea - 1.9%
CLIO Cosmetics Co., Ltd.(Æ) 22,646 385
Grand Korea Leisure Co., Ltd. 43,235 863
Hana Financial Group, Inc. 30,564 980
Hyundai Motor Co. 19,802 2,087
Kangwon Land, Inc. 46,129 1,300
POSCO 6,432 1,438
Samsung Electronics Co., Ltd. 8,861 348
7,401
Spain - 1.8%
ACS Actividades de Construccion y
Servicios SA 1,333 59
Aena SA(Þ) 1,722 310
Banco Bilbao Vizcaya Argentaria SA
- ADR 49,128 281
Banco Santander SA - ADR 73,412 342
Bankia SA 334,906 869
Cellnex Telecom SA(Æ)(Þ) 78,758 2,311
Enagas SA 11,296 329
Endesa SA - ADR 11,664 298
Gas Natural SDG SA 10,383 290
Iberdrola SA 60,905 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 14,864 437
Red Electrica Corp. SA 2,550 54
Repsol SA - ADR 32,998 565
Telefonica SA - ADR 56,169 471
7,151
Sweden - 1.2%
Assa Abloy AB Class B 35,141 758
Atlas Copco AB(Æ) 23,276 626
Boliden AB(Æ) 7,385 210
Skandinaviska Enskilda Banken AB
Class A 36,105 313
Svenska Handelsbanken AB Class A 19,032 201
Swedbank AB Class A 26,986 381
Telefonaktiebolaget LM Ericsson Class B 160,347 1,470
Telia Co. AB 43,440 196
Trelleborg AB Class B 30,275 469
4,624
Switzerland - 9.5%
ABB, Ltd. 63,174 1,189
Adecco SA 2,904 155
Baloise Holding AG 1,143 189
Chocoladefabriken Lindt & Spruengli
AG 43 292
Cie Financiere Richemont SA 25,021 1,825
Coca-Cola HBC AG - ADR(Æ) 28,886 985
Credit Suisse Group AG(Æ) 109,543 1,279
Glencore PLC(Æ) 69,233 288
Julius Baer Group, Ltd.(Æ) 15,880 643
LafargeHolcim , Ltd.(Æ) 4,129 204
Nestle SA 65,381 6,240
Novartis AG 89,174 8,582
Roche Holding AG 33,950 9,358
SGS SA 45 112
Sika AG 10,847 1,517
Swiss Life Holding AG(Æ) 952 420
Swiss Re AG 4,550 445
Swisscom AG 790 387
Temenos AG(Æ) 4,571 675
UBS Group AG(Æ) 126,402 1,534
Zurich Insurance Group AG 1,606 532
36,851
Taiwan - 0.7%
Hon Hai Precision Industry Co., Ltd. 632,995 1,516
MediaTek , Inc. 36,000 329
Taiwan Semiconductor Manufacturing
Co., Ltd. 87,000 696
2,541
United Kingdom - 16.6%
3i Group PLC 20,545 264
Anglo American PLC 9,542 256
AstraZeneca PLC 40,712 3,252
Aviva PLC 258,977 1,396
Babcock International Group PLC 10,320 67
BAE Systems PLC 562,658 3,545
Barclays PLC 567,814 1,147
Berkeley Group Holdings PLC 4,717 227
BHP Group PLC 34,873 843

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BP PLC 137,710 1,005
BP PLC - ADR 51,370 2,246
British American Tobacco PLC 26,162 1,091
BT Group PLC 80,570 234
Diageo PLC 113,931 4,660
Direct Line Insurance Group PLC 46,335 213
Fiat Chrysler Automobiles NV 12,720 190
Foxtons Group PLC 602,941 500
GlaxoSmithKline PLC - ADR 151,133 3,135
HSBC Holdings PLC 343,550 2,798
Imperial Tobacco Group PLC 39,811 1,364
J Sainsbury PLC 360,615 1,108
John Wood Group PLC 417,560 2,762
Just Eat PLC(Æ) 56,859 557
Land Securities Group PLC(ö) 9,107 108
Legal & General Group PLC 69,558 250
Lloyds Banking Group PLC 3,132,794 2,541
London Stock Exchange Group PLC 32,156 1,991
Lookers PLC 309,525 408
LSL Property Services PLC 285,184 1,003
Marks & Spencer Group PLC 20,258 74
Meggitt PLC 223,927 1,468
National Grid PLC 26,899 299
Prudential PLC 28,204 565
Rio Tinto PLC 5,443 317
Royal Bank of Scotland Group PLC 929,017 2,997
Royal Dutch Shell PLC Class A 5,420 170
Smith & Nephew PLC 37,755 749
Standard Chartered PLC 240,835 1,862
Stock Spirits Group PLC 182,412 547
Tesco PLC 923,107 2,792
Travis Perkins PLC 234,149 4,195
Unilever NV 88,988 5,173
Vertu Motors PLC 628,934 288
Vodafone Group PLC 1,971,244 3,592
64,249
United States - 2.9%
Abbott Laboratories 20,039 1,602
Alphabet, Inc. Class C(Æ) 1,019 1,196
Brookfield Real Estate Services, Inc. 52,794 668
MasterCard, Inc. Class A 8,987 2,115
Mylan NV(Æ) 76,104 2,156
News Corp. Class A 86,385 1,075
Thomson Reuters Corp.(Æ) 3,990 236
Visa, Inc. Class A 9,192 1,436
Wausau Paper Corp. 72,811 772
11,256
Total Common Stocks
(cost $374,466) 363,257
Preferred Stocks - 0.9%
Germany - 0.9%
Volkswagen AG
2.690% (Ÿ) 21,391 3,367
Total Preferred Stocks
(cost $3,180) 3,367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 11,424,324 (∞) 11,427
Total Short-Term Investments
(cost $11,425) 11,427
Other Securities - 0.9%
U.S. Cash Collateral Fund(×)(@) 3,403,894 (∞) 3,404
Total Other Securities
(cost $3,404) 3,404
Total Investments 98.8%
(identified cost $392,475) 381,455
Other Assets and Liabilities, Net
- 1.2%
4,682
Net Assets - 100.0%
386,137

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
Aena SA 01/24/19 EUR 1,722 174.15 300
310
Amundi SA 02/21/19 EUR 23,280 64.48 1,501
1,469
Cellnex Telecom SA 06/19/17 EUR 78,758 24.95 1,964
2,311
China Tower Corp., Ltd. 01/03/19 HKD 2,725,598 0.21 575
633
Scandinavian Tobacco Group A/S 12/06/17 DKK 102,271 16.67 1,704
1,276
5,999
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 27 EUR 1,443 04/19
21
DAX Index Futures 4 EUR 1,153 06/19
(6)
Euro STOXX 50 Index Futures 201 EUR 6,577 06/19
75
FTSE 100 Index Futures 21 GBP 1,514 06/19
46
Hang Seng Index Futures 3 HKD 4,362 04/19
9
S&P Energy Select Sector Index Futures 44 USD 2,935 06/19
75
S&P/TSX 60 Index Futures 120 CAD 22,970 06/19
24
SPI 200 Index Futures 43 AUD 6,634 06/19
(6)
TOPIX Index Futures 189 JPY 3,008,880 06/19
(119)
Short Positions
FTSE 100 Index Futures 62 GBP 4,471 06/19
(89)
Hang Seng Index Futures 52 HKD 75,600 04/19
(166)
MSCI Emerging Markets Index Futures 182 USD 9,622 06/19
(106)
NASDAQ 100 E-Mini Index Futures 20 USD 2,960 06/19
(95)
S&P 500 E-Mini Index Futures 180 USD 25,541 06/19
(577)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(914)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 131 JPY 14,501 04/01/19 (1)
Bank of America USD 49 JPY 5,475 04/02/19 —
Bank of America USD 14 JPY 1,569 04/03/19 —
Bank of Montreal USD 322 AUD 456 06/19/19 2
Bank of Montreal USD 1,207 AUD 1,706 06/19/19 7
Bank of Montreal USD 457 CAD 609 06/19/19 (1)
Bank of Montreal USD 804 CAD 1,070 06/19/19 (1)
Bank of Montreal USD 1,193 CAD 1,588 06/19/19 (2)
Bank of Montreal USD 514 EUR 451 06/19/19 (4)
Bank of Montreal USD 2,350 EUR 2,063 06/19/19 (22)
Bank of Montreal USD 850 GBP 642 06/19/19 (10)
Bank of Montreal USD 1,096 GBP 828 06/19/19 (14)
Bank of Montreal USD 219 HKD 1,719 06/19/19 —
Bank of Montreal USD 1,246 JPY 137,650 06/19/19 4
Bank of Montreal USD 3,883 JPY 429,093 06/19/19 12
Bank of Montreal CHF 820 USD 822 06/19/19 (7)
Bank of Montreal DKK 3,354 USD 512 06/19/19 5
Bank of Montreal EUR 608 USD 693 06/19/19 6
Bank of Montreal NOK 16,720 USD 1,950 06/19/19 5
Bank of Montreal SEK 6,860 USD 740 06/19/19 (2)
BNP Paribas USD 1,208 AUD 1,706 06/19/19 5

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 805 CAD 1,070 06/19/19 (3)
BNP Paribas USD 1,195 CAD 1,588 06/19/19 (4)
BNP Paribas USD 514 EUR 451 06/19/19 (5)
BNP Paribas USD 1,097 GBP 828 06/19/19 (15)
BNP Paribas USD 3,885 JPY 429,093 06/19/19 10
BNP Paribas CHF 820 USD 822 06/19/19 (7)
BNP Paribas DKK 3,354 USD 513 06/19/19 5
BNP Paribas EUR 608 USD 693 06/19/19 7
BNP Paribas NOK 16,720 USD 1,953 06/19/19 9
BNP Paribas SEK 6,860 USD 742 06/19/19 —
Brown Brothers Harriman USD 11,466 CAD 15,250 06/19/19 (33)
Brown Brothers Harriman USD 1,618 EUR 1,420 06/19/19 (15)
Brown Brothers Harriman USD 2,279 EUR 2,000 06/19/19 (21)
Brown Brothers Harriman AUD 50 USD 35 06/19/19 —
Brown Brothers Harriman AUD 100 USD 71 06/19/19 —
Brown Brothers Harriman AUD 150 USD 107 06/19/19 —
Brown Brothers Harriman AUD 250 USD 178 06/19/19 —
Brown Brothers Harriman CAD 75 USD 56 06/19/19 —
Brown Brothers Harriman CAD 300 USD 225 06/19/19 —
Brown Brothers Harriman CAD 325 USD 244 06/19/19 —
Brown Brothers Harriman CAD 7,941 USD 5,971 06/19/19 17
Brown Brothers Harriman EUR 200 USD 228 06/19/19 2
Brown Brothers Harriman EUR 400 USD 456 06/19/19 4
Brown Brothers Harriman EUR 600 USD 686 06/19/19 8
Brown Brothers Harriman EUR 1,000 USD 1,145 06/19/19 16
Brown Brothers Harriman GBP 100 USD 133 06/19/19 2
Brown Brothers Harriman GBP 150 USD 199 06/19/19 3
Brown Brothers Harriman GBP 200 USD 266 06/19/19 5
Brown Brothers Harriman GBP 325 USD 428 06/19/19 3
Brown Brothers Harriman HKD 800 USD 102 06/19/19 —
Brown Brothers Harriman HKD 1,000 USD 128 06/19/19 —
Brown Brothers Harriman HKD 59,000 USD 7,533 06/19/19 —
Brown Brothers Harriman JPY 55,000 USD 497 06/19/19 (2)
Brown Brothers Harriman JPY 70,000 USD 636 06/19/19 1
Citigroup USD 322 AUD 456 06/19/19 2
Citigroup USD 1,207 AUD 1,706 06/19/19 6
Citigroup USD 458 CAD 609 06/19/19 (1)
Citigroup USD 805 CAD 1,070 06/19/19 (2)
Citigroup USD 1,194 CAD 1,588 06/19/19 (4)
Citigroup USD 514 EUR 451 06/19/19 (4)
Citigroup USD 2,349 EUR 2,063 06/19/19 (21)
Citigroup USD 850 GBP 642 06/19/19 (11)
Citigroup USD 1,096 GBP 828 06/19/19 (14)
Citigroup USD 219 HKD 1,719 06/19/19 —
Citigroup USD 1,246 JPY 137,650 06/19/19 4
Citigroup USD 3,883 JPY 429,093 06/19/19 12
Citigroup CHF 820 USD 822 06/19/19 (8)
Citigroup DKK 3,354 USD 512 06/19/19 5
Citigroup EUR 608 USD 692 06/19/19 6
Citigroup GBP 540 USD 718 06/19/19 12
Citigroup GBP 7,950 USD 10,564 06/19/19 169
Citigroup NOK 16,720 USD 1,951 06/19/19 7
Citigroup SEK 6,860 USD 740 06/19/19 (2)
Commonwealth Bank of Australia USD 354 AUD 500 06/19/19 2
Commonwealth Bank of Australia USD 1,207 AUD 1,706 06/19/19 7
Commonwealth Bank of Australia USD 2,901 AUD 4,100 06/19/19 13
Commonwealth Bank of Australia USD 803 CAD 1,070 06/19/19 (1)
Commonwealth Bank of Australia USD 1,192 CAD 1,588 06/19/19 (1)
Commonwealth Bank of Australia USD 514 EUR 451 06/19/19 (5)
Commonwealth Bank of Australia USD 1,095 GBP 828 06/19/19 (12)
Commonwealth Bank of Australia USD 3,882 JPY 429,093 06/19/19 12
Commonwealth Bank of Australia CHF 820 USD 822 06/19/19 (7)
Commonwealth Bank of Australia DKK 3,354 USD 512 06/19/19 5

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia EUR 608 USD 693 06/19/19 6
Commonwealth Bank of Australia NOK 16,720 USD 1,950 06/19/19 6
Commonwealth Bank of Australia SEK 6,860 USD 740 06/19/19 (2)
Goldman Sachs USD 89 AUD 125 06/19/19 —
Goldman Sachs USD 3,544 AUD 5,000 06/19/19 11
Goldman Sachs USD 112 CAD 150 06/19/19 1
Goldman Sachs USD 895 CAD 1,200 06/19/19 5
Goldman Sachs USD 565 EUR 500 06/19/19 (1)
Goldman Sachs USD 229 GBP 175 06/19/19 —
Goldman Sachs USD 2,687 GBP 2,050 06/19/19 (7)
Goldman Sachs USD 51 HKD 400 06/19/19 —
Goldman Sachs USD 182 JPY 20,000 06/19/19 —
Goldman Sachs USD 371 SEK 3,430 06/19/19 —
Goldman Sachs USD 3,342 SEK 30,870 06/19/19 (2)
Goldman Sachs EUR 4,000 USD 4,519 06/19/19 3
Goldman Sachs NOK 7,000 USD 813 06/19/19 (1)
Royal Bank of Canada USD 322 AUD 456 06/19/19 2
Royal Bank of Canada USD 1,206 AUD 1,706 06/19/19 7
Royal Bank of Canada USD 457 CAD 609 06/19/19 (1)
Royal Bank of Canada USD 803 CAD 1,070 06/19/19 (1)
Royal Bank of Canada USD 1,192 CAD 1,588 06/19/19 (1)
Royal Bank of Canada USD 514 EUR 451 06/19/19 (4)
Royal Bank of Canada USD 2,350 EUR 2,063 06/19/19 (21)
Royal Bank of Canada USD 849 GBP 642 06/19/19 (10)
Royal Bank of Canada USD 1,095 GBP 828 06/19/19 (12)
Royal Bank of Canada USD 219 HKD 1,719 06/19/19 —
Royal Bank of Canada USD 1,245 JPY 137,650 06/19/19 4
Royal Bank of Canada USD 3,882 JPY 429,093 06/19/19 13
Royal Bank of Canada CHF 820 USD 822 06/19/19 (7)
Royal Bank of Canada DKK 3,354 USD 512 06/19/19 5
Royal Bank of Canada EUR 608 USD 693 06/19/19 6
Royal Bank of Canada NOK 16,720 USD 1,950 06/19/19 5
Royal Bank of Canada SEK 6,860 USD 740 06/19/19 (2)
Standard Chartered USD 2,751 JPY 305,000 06/19/19 18
Standard Chartered USD 4,690 JPY 520,000 06/19/19 31
Standard Chartered USD 1,463 NOK 12,500 06/19/19 (9)
State Street USD 970 AUD 1,370 06/19/19 4
State Street USD 733 DKK 4,800 06/19/19 (7)
State Street CHF 4,150 USD 4,170 06/19/19 (29)
State Street GBP 840 USD 1,113 06/19/19 15
State Street HKD 10,951 USD 1,398 06/19/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
163
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,667 $ —
$ —
$ 7,667
Austria — 1,961 —
—
1,961
Belgium — 1,561 —
—
1,561
Canada 15,286 — —
—
15,286
Cayman Islands 587 — —
—
587
China 1,468 5,354 —
—
6,822
Denmark — 6,444 —
—
6,444

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Finland — 1,090 —
—
1,090
France 327 40,450 —
—
40,777
Germany 2,883 15,274 —
—
18,157
Hong Kong — 12,875 —
—
12,875
India 5,370 1,142 —
—
6,512
Indonesia — 748 —
—
748
Ireland 2,446 1,743 —
—
4,189
Israel — 686 —
—
686
Italy — 10,718 —
—
10,718
Japan — 62,182 106
—
62,288
Luxembourg 665 426 —
—
1,091
Macao — 762 —
—
762
Mexico 808 — —
—
808
Netherlands 1,722 13,549 —
—
15,271
New Zealand — 682 —
—
682
Norway — 3,423 —
—
3,423
Portugal — 840 —
—
840
Singapore — 7,939 —
—
7,939
South Korea — 7,401 —
—
7,401
Spain — 7,151 —
—
7,151
Sweden — 4,624 —
—
4,624
Switzerland — 36,851 —
—
36,851
Taiwan — 2,541 —
—
2,541
United Kingdom 2,246 62,003 —
—
64,249
United States 10,484 772 —
—
11,256
Preferred Stocks — 3,367 — — 3,367
Short-Term Investments — — — 11,427 11,427
Other Securities — — — 3,404 3,404
Total Investments 44,292 322,226 106 14,831 381,455
Other Financial Instruments
Assets
Futures Contracts 2 50 — —
—
2 50
Foreign Currency Exchange Contracts — 54 2 —
—
54 2
Liabilities
Futures Contracts (1,16 4 ) — —
—
(1,16 4 )
Foreign Currency Exchange Contracts (1) (37 8 ) —
—
(37 9 )
Total Other Financial Instruments
*
$ (91 5 ) $ 164 $ — $ — $ (75 1 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2019, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
45,953
Consumer Staples ...................................................................
25,295
Energy ....................................................................................
24,211
Financial Services ...................................................................
86,415
Health Care .............................................................................
41,083
Materials and Processing ........................................................
30,759
Producer Durables ..................................................................
49,227
Technology ..............................................................................
38,697
Utilities ...................................................................................
24,984
Short-Term Investments ..........................................................
11,427
Other Secu rities ......................................................................
3,404
Total Investments .................................................................... 381,455

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.9%
Asset-Backed Securities - 4.4%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 342 342
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 572 526
AmeriCredit Automobile Receivables
Trust
Series 2014-3 Class D
3.130% due 10/08/20 1,353 1,353
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 825
Avis Budget Rental Car Funding LLC
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 360 364
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 1,126 1,074
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 723 690
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 932 906
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 953 904
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 653 654
Capital Auto Receivables Asset Trust
Series 2015-2 Class D
3.160% due 11/20/20 1,119 1,120
Series 2018-1 Class A2A
2.540% due 10/20/20 (Þ) 46 46
Citigroup Mortgage Loan Trust, Inc.
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,443
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,404 1,340
Countrywide Asset-Backed Certificates
Series 2005-5 Class M4
3.286% due 10/25/35 (Ê) 378 377
Series 2007-4 Class A4W
4.683% due 04/25/47 1,591 1,605
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.438% due 10/25/35 (Ê) 437 439
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
4.182% due 08/21/31 (Ê) 925 902
Hertz Vehicle Financing II, LP
Series 2016-4A Class A
2.650% due 07/25/22 (Þ) 785 775
Series 2019-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.710% due 03/25/23 (Þ) 935 947
Home Equity Asset Trust
Series 2005-9 Class M1
2.626% due 04/25/36 (Ê) 380 379
Series 2006-4 Class 2A4
2.496% due 08/25/36 (Ê) 645 641
Series 2006-6 Class 2A3
0.596% due 11/25/36 (Ê) 608 553
Horizon Aircraft Finance I, Ltd.
Series 2018-1 Class A
4.458% due 12/15/38 (Þ) 905 923
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 267 223
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 381 378
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 760 760
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
3.161% due 03/25/35 (Ê) 551 553
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
2.586% due 08/25/36 (Ê) 790 785
Navient Student Loan Trust
Series 2015-1 Class A2
3.106% due 04/25/40 (Ê) 189 188
Nelnet Student Loan Trust
Series 2008-3 Class A4
4.301% due 11/25/24 (Ê) 308 310
New Century Home Equity Loan Trust
Series 2005-B Class M1
2.696% due 10/25/35 (Ê) 690 664
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 602 600
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 965 955
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
1.896% due 03/25/35 (Ê) 1,290 1,295
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
2.736% due 07/25/36 (Ê) 613 608
Series 2006-D Class A3
2.746% due 11/25/46 (Ê) 1,331 1,308
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 924
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 98 65
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 214 215
Series 2019-10A Class 1
3.113% due 03/10/29 200 203
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 226 221
Series 2006-A Class A5

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.901% due 06/15/39 (Ê) 227 220
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 267 264
Series 2017-F Class A2FX
2.840% due 01/25/41 (Þ) 1,474 1,465
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 247 246
Series 2018-A Class A2B
2.950% due 02/25/42 (Þ) 1,474 1,467
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 665 664
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.936% due 09/25/35 (Ê) 683 685
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 826 825
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 265 260
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 1,126 1,114
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 522 517
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 547 539
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 280 275
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 561 557
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 223 226
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 627 625
39,332
Corporate Bonds and Notes - 17.8%
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 220 226
Abbott Laboratories
2.900% due 11/30/21 224 225
3.750% due 11/30/26 51 53
4.750% due 11/30/36 60 68
4.900% due 11/30/46 80 92
AbbVie, Inc.
2.500% due 05/14/20 191 190
2.300% due 05/14/21 220 217
3.600% due 05/14/25 60 60
Aetna, Inc.
2.800% due 06/15/23 30 29
Allison Transmission, Inc.
5.000% due 10/01/24 (Þ) 50 50
Ally Financial, Inc.
8.000% due 11/01/31 100 124
Altria Group, Inc.
3.490% due 02/14/22 40 41
2.850% due 08/09/22 170 170
4.000% due 01/31/24 223 230
3.800% due 02/14/24 60 61
4.400% due 02/14/26 545 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 02/14/29 340 350
10.200% due 02/06/39 482 704
5.800% due 02/14/39 345 365
5.375% due 01/31/44 10 10
5.950% due 02/14/49 90 97
6.200% due 02/14/59 20 22
Amazon.com, Inc.
4.950% due 12/05/44 60 72
Series WI
5.200% due 12/03/25 185 210
3.150% due 08/22/27 160 161
3.875% due 08/22/37 50 52
4.050% due 08/22/47 70 74
Ambac Assurance Corp.
5.100% due 06/07/20 (Þ) 1 1
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2011-1 Class A
5.250% due 01/31/21 143 147
Series 2013-2 Class A
4.950% due 01/15/23 317 328
American Axle & Manufacturing, Inc.
6.625% due 10/15/22 41 42
American Express Co.
2.200% due 10/30/20 925 918
Series FIX
3.700% due 08/03/23 565 579
American Express Credit Corp.
2.375% due 05/26/20 80 80
Series F
2.600% due 09/14/20 870 869
American International Group, Inc.
6.400% due 12/15/20 825 873
3.750% due 07/10/25 110 110
American Tower Corp.
2.250% due 01/15/22 230 227
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 270 269
Amgen, Inc.
2.125% due 05/01/20 20 20
3.625% due 05/22/24 10 10
6.400% due 02/01/39 195 238
4.400% due 05/01/45 100 99
Anadarko Petroleum Corp.
4.850% due 03/15/21 80 83
5.550% due 03/15/26 230 251
6.450% due 09/15/36 317 366
4.500% due 07/15/44 125 118
6.600% due 03/15/46 90 110
Andeavor LLC
Series WI
5.125% due 12/15/26 225 242
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 (Þ) 470 472
4.900% due 02/01/46 (Þ) 70 70
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21 306 306
3.300% due 02/01/23 200 203
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 340 355

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 04/13/28 20 20
4.750% due 01/23/29 1,200 1,278
5.875% due 06/15/35 207 233
4.375% due 04/15/38 270 260
5.550% due 01/23/49 265 291
5.800% due 01/23/59 530 591
Antero Resources Corp.
5.375% due 11/01/21 40 40
Anthem, Inc.
3.700% due 08/15/21 40 41
3.125% due 05/15/22 30 30
2.950% due 12/01/22 80 80
3.350% due 12/01/24 30 30
3.650% due 12/01/27 110 110
5.950% due 12/15/34 190 226
Aon Corp.
8.205% due 01/01/27 172 202
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 20 20
5.100% due 09/01/40 140 139
4.750% due 04/15/43 130 123
4.250% due 01/15/44 20 18
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 155 155
4.400% due 05/27/26 (Þ) 265 268
5.000% due 03/15/48 (Þ) 415 411
Apple, Inc.
2.000% due 11/13/20 80 79
2.400% due 05/03/23 247 245
2.450% due 08/04/26 110 106
4.650% due 02/23/46 100 113
Ares Capital Corp.
3.500% due 02/10/23 261 254
Associated Bank
Series BKNT
3.500% due 08/13/21 365 368
AT&T Mobility LLC
7.125% due 12/15/31 204 244
AT&T, Inc.
3.000% due 02/15/22 40 40
3.800% due 03/01/24 295 302
4.250% due 03/01/27 440 453
6.800% due 05/15/36 275 318
5.250% due 03/01/37 190 200
4.850% due 03/01/39 240 241
4.350% due 06/15/45 100 92
Series WI
4.300% due 02/15/30 1,099 1,113
8.750% due 11/15/31 350 471
Athene Global Funding
2.750% due 04/20/20 (Þ) 330 329
Athene Holding, Ltd.
4.125% due 01/12/28 355 341
AutoNation, Inc.
3.800% due 11/15/27 370 345
Avnet, Inc.
4.875% due 12/01/22 410 429
4.625% due 04/15/26 214 219
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ball Corp.
5.250% due 07/01/25 110 115
Bank of America Corp.
2.625% due 10/19/20 217 216
2.328% due 10/01/21 (Ê) 225 223
3.550% due 03/05/24 (Ê) 130 132
3.366% due 01/23/26 (Ê) 325 325
4.250% due 10/22/26 170 175
3.974% due 02/07/30 (Ê) 200 204
6.110% due 01/29/37 330 392
4.330% due 03/15/50 (Ê) 90 93
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 50 53
Series FF
5.875% due 12/31/99 (Ê)(ƒ) 275 279
Series GMTN
3.300% due 01/11/23 460 466
4.450% due 03/03/26 30 31
3.500% due 04/19/26 1,295 1,310
3.593% due 07/21/28 (Ê) 260 259
Series WI
3.004% due 12/20/23 (Ê) 42 42
3.419% due 12/20/28 (Ê) 482 472
Bank One Corp.
8.750% due 09/01/30 280 383
BankUnited , Inc.
4.875% due 11/17/25 219 228
Barrick NA Finance LLC
5.700% due 05/30/41 130 149
BAT Capital Corp.
Series WI
2.297% due 08/14/20 245 243
3.557% due 08/15/27 445 422
4.540% due 08/15/47 160 140
Bausch Health Cos., Inc.
5.625% due 12/01/21 (Þ) 23 23
6.125% due 04/15/25 (Þ) 140 139
9.000% due 12/15/25 (Þ) 50 54
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 624 627
4.375% due 12/15/28 (Þ) 210 209
4.700% due 07/15/64 (Þ) 370 308
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 643 629
BB&T Corp.
3.875% due 03/19/29 315 319
Beacon Escrow Corp.
4.875% due 11/01/25 (Þ) 20 19
Becton Dickinson and Co.
3.363% due 06/06/24 180 180
3.734% due 12/15/24 242 246
4.685% due 12/15/44 10 10
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 246
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 130 136
Berkshire Hathaway, Inc.
3.125% due 03/15/26 217 219
Berry Global, Inc.
4.500% due 02/15/26 (Þ) 10 10
BGC Partners, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.375% due 07/24/23 175 181
Blue Cube Spinco , Inc.
Series WI
10.000% due 10/15/25 165 189
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 30 30
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 20 20
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 248
3.216% due 11/28/23 430 436
3.410% due 02/11/26 200 204
3.119% due 05/04/26 120 120
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 50 40
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.125% due 01/15/25 70 67
3.875% due 01/15/27 262 250
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 365 365
4.250% due 04/15/26 (Þ) 450 447
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 227
4.150% due 04/01/45 100 104
Camden Property Trust
4.100% due 10/15/28 225 236
Campbell Soup Co.
3.418% due 03/15/21 (Ê) 125 124
Capital One Bank USA NA
3.375% due 02/15/23 250 250
Cardinal Health, Inc.
2.616% due 06/15/22 50 49
3.079% due 06/15/24 60 59
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 195 192
CBS Corp.
3.700% due 08/15/24 205 208
7.875% due 07/30/30 105 139
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 242 248
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/23 (Þ) 50 51
5.375% due 05/01/25 (Þ) 110 114
5.125% due 05/01/27 (Þ) 30 30
Celanese US Holdings LLC
5.875% due 06/15/21 105 111
Celgene Corp.
2.250% due 08/15/21 70 69
3.550% due 08/15/22 30 31
3.875% due 08/15/25 200 205
3.900% due 02/20/28 380 388
5.000% due 08/15/45 80 84
Centene Corp.
4.750% due 05/15/22 50 51
5.375% due 06/01/26 (Þ) 20 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.625% due 02/15/21 30 30
6.125% due 02/15/24 50 52
CenterPoint Energy, Inc.
3.600% due 11/01/21 175 178
CF Industries, Inc.
5.375% due 03/15/44 465 419
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 170 179
5.375% due 04/01/38 80 81
5.750% due 04/01/48 200 209
Series WI
3.579% due 07/23/20 80 81
4.908% due 07/23/25 530 559
4.200% due 03/15/28 40 40
6.384% due 10/23/35 430 481
6.484% due 10/23/45 465 521
6.834% due 10/23/55 226 257
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 40 42
Chesapeake Energy Corp.
6.625% due 08/15/20 10 10
6.125% due 02/15/21 70 72
Chevron Corp.
2.419% due 11/17/20 245 245
2.954% due 05/16/26 70 70
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
3.350% due 05/03/26 30 31
Cigna Corp.
3.200% due 09/17/20 (Þ) 2,190 2,200
3.400% due 09/17/21 (Þ) 60 61
3.750% due 07/15/23 (Þ) 150 154
4.125% due 11/15/25 (Þ) 205 212
4.375% due 10/15/28 (Þ) 260 269
Cigna Holding Co.
3.050% due 10/15/27 240 228
Cimarex Energy Co.
4.375% due 06/01/24 10 10
3.900% due 05/15/27 90 90
Cintas Corp. No. 2
2.900% due 04/01/22 60 60
3.700% due 04/01/27 70 72
Cisco Systems, Inc.
2.450% due 06/15/20 240 240
CIT Group, Inc.
4.750% due 02/16/24 60 62
5.250% due 03/07/25 30 32
Citibank NA
Series BKNT
3.400% due 07/23/21 1,155 1,169
Citigroup Capital III
7.625% due 12/01/36 345 440
Citigroup, Inc.
4.450% due 09/29/27 770 792
8.125% due 07/15/39 455 683
5.300% due 05/06/44 101 112
4.650% due 07/30/45 147 157
4.750% due 05/18/46 220 228

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.650% due 07/23/48 330 355
Series P
5.950% due 12/31/49 (Ê)(ƒ) 280 286
Citizens Financial Group, Inc.
2.375% due 07/28/21 290 286
CME Group, Inc.
5.300% due 09/15/43 30 37
CNH Industrial Capital LLC
3.875% due 10/15/21 250 253
CNOOC Finance USA LLC
3.500% due 05/05/25 300 303
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 195 240
Comcast Corp.
3.600% due 03/01/24 240 247
3.417% due 04/15/24 (Ê) 225 225
3.700% due 04/15/24 60 62
3.950% due 10/15/25 200 209
3.150% due 03/01/26 30 30
4.150% due 10/15/28 350 369
4.250% due 10/15/30 110 117
6.500% due 11/15/35 90 114
6.550% due 07/01/39 270 350
4.700% due 10/15/48 120 131
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 30 27
Conagra Brands, Inc.
4.850% due 11/01/28 221 232
Concho Resources, Inc.
4.375% due 01/15/25 40 41
3.750% due 10/01/27 10 10
4.300% due 08/15/28 90 93
Constellation Brands, Inc.
4.750% due 11/15/24 244 261
4.400% due 11/15/25 245 257
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 75 79
Continental Resources, Inc.
5.000% due 09/15/22 120 121
4.500% due 04/15/23 90 93
3.800% due 06/01/24 20 20
Series WI
4.375% due 01/15/28 20 21
Costco Wholesale Corp.
2.150% due 05/18/21 244 243
Cott Holdings, Inc.
5.500% due 04/01/25 (Þ) 60 61
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 290 292
6.450% due 12/01/36 (Þ) 435 481
Crown Castle International Corp.
5.250% due 01/15/23 203 218
CubeSmart , LP
4.375% due 02/15/29 220 225
CVS Health Corp.
3.350% due 03/09/21 200 202
2.750% due 12/01/22 90 89
3.700% due 03/09/23 1,109 1,127
4.100% due 03/25/25 255 262
4.300% due 03/25/28 590 598
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.780% due 03/25/38 360 357
5.125% due 07/20/45 140 143
5.050% due 03/25/48 450 453
Daimler Finance NA LLC
3.350% due 05/04/21 (Þ) 1,460 1,468
Delhaize America, Inc.
9.000% due 04/15/31 154 218
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 280 287
7.125% due 06/15/24 (Þ) 100 106
8.350% due 07/15/46 (Þ) 310 375
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 354 386
Series 2002-1 Class G-1
6.718% due 01/02/23 72 77
Delta Air Lines, Inc.
3.625% due 03/15/22 223 225
Deutsche Bank AG
2.700% due 07/13/20 221 219
2.950% due 08/20/20 242 240
Devon Energy Corp.
3.250% due 05/15/22 110 111
5.850% due 12/15/25 380 431
5.000% due 06/15/45 180 189
Devon Financing Co. LLC
7.875% due 09/30/31 210 275
Diageo Investment Corp.
2.875% due 05/11/22 90 91
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 285 336
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 30 31
Digital Realty Trust, LP
Series WI
3.400% due 10/01/20 247 249
Discover Bank
Series BKNT
4.650% due 09/13/28 595 623
DISH DBS Corp.
Series WI
5.875% due 11/15/24 120 101
7.750% due 07/01/26 30 26
Dominion Energy, Inc.
2.579% due 07/01/20 243 242
Dominion Resources, Inc.
7.000% due 06/15/38 20 26
Domtar Corp.
6.750% due 02/15/44 178 185
Dow Chemical Co. (The)
3.500% due 10/01/24 238 241
DowDuPont , Inc.
4.205% due 11/15/23 217 227
5.319% due 11/15/38 215 239
DTE Energy Co.
6.375% due 04/15/33 184 228
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 36
4.000% due 09/30/42 100 103
Duke Energy Corp.
3.750% due 04/15/24 211 218

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Duke Energy Progress LLC
3.000% due 09/15/21 265 267
Eaton Corp.
2.750% due 11/02/22 150 149
4.150% due 11/02/42 40 40
EI du Pont de Nemours & Co.
3.266% due 05/01/20 (Ê) 225 226
Eli Lilly & Co.
3.100% due 05/15/27 20 20
Energy Transfer Operating, LP
4.500% due 04/15/24 265 277
4.050% due 03/15/25 405 411
5.250% due 04/15/29 40 43
6.050% due 06/01/41 225 241
6.250% due 04/15/49 10 11
Series 10Y
4.950% due 06/15/28 20 21
EnLink Midstream Partners, LP
5.050% due 04/01/45 465 401
5.450% due 06/01/47 200 178
Enterprise Products Operating LLC
3.500% due 02/01/22 230 234
4.150% due 10/16/28 160 169
EOG Resources, Inc.
2.450% due 04/01/20 135 134
4.150% due 01/15/26 30 32
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 415 420
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 630 645
ERP Operating, LP
4.150% due 12/01/28 175 187
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 670 711
Exelon Corp.
3.497% due 06/01/22 245 248
Exelon Generation Co. LLC
5.600% due 06/15/42 250 263
Exxon Mobil Corp.
2.222% due 03/01/21 244 243
3.043% due 03/01/26 60 61
4.114% due 03/01/46 40 43
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 420 413
FedEx Corp.
4.500% due 02/01/65 226 204
Fifth Third Bancorp
3.650% due 01/25/24 415 425
First Data Corp.
5.375% due 08/15/23 (Þ) 140 143
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 104
3.900% due 07/15/27 370 376
Series C
7.375% due 11/15/31 280 371
Ford Motor Co.
4.750% due 01/15/43 10 8
7.400% due 11/01/46 230 238
Ford Motor Credit Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 08/02/21 200 207
3.096% due 05/04/23 272 255
Series FXD
3.813% due 10/12/21 695 689
Fox Corp.
4.030% due 01/25/24 (Þ) 60 62
4.709% due 01/25/29 (Þ) 110 118
5.476% due 01/25/39 (Þ) 110 122
Freeport-McMoRan, Inc.
4.000% due 11/14/21 20 20
3.550% due 03/01/22 110 109
6.875% due 02/15/23 10 11
4.550% due 11/14/24 10 10
5.450% due 03/15/43 495 433
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 236 250
4.750% due 10/15/24 (Þ) 110 114
General Electric Co.
5.300% due 02/11/21 130 135
4.500% due 03/11/44 190 174
Series GMTN
6.875% due 01/10/39 411 487
Series MTNA
6.750% due 03/15/32 40 46
General Motors Co.
4.875% due 10/02/23 450 469
6.250% due 10/02/43 110 110
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
4.375% due 09/25/21 20 20
4.200% due 11/06/21 940 957
3.450% due 04/10/22 215 215
4.250% due 05/15/23 10 10
5.100% due 01/17/24 785 815
Georgia Power Co.
2.850% due 05/15/22 250 248
Gilead Sciences, Inc.
2.550% due 09/01/20 210 210
3.650% due 03/01/26 90 92
4.750% due 03/01/46 100 105
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 217 217
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 20 20
3.000% due 10/27/22 (Þ) 50 49
4.125% due 03/12/24 (Þ) 280 283
4.625% due 04/29/24 (Þ) 40 41
4.000% due 03/27/27 (Þ) 190 185
3.875% due 10/27/27 (Þ) 60 57
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 84
5.375% due 04/15/26 225 235
Goldman Sachs Capital II
Series _
4.000% due 06/01/43 (Ê)(ƒ) 3 2
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 380 399
3.200% due 02/23/23 70 70
3.850% due 07/08/24 150 153
3.272% due 09/29/25 (Ê) 485 479
4.250% due 10/21/25 310 318

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 11/16/26 90 89
3.691% due 06/05/28 (Ê) 200 198
3.814% due 04/23/29 (Ê) 300 297
4.223% due 05/01/29 (Ê) 50 51
6.750% due 10/01/37 540 661
4.411% due 04/23/39 (Ê) 185 186
6.250% due 02/01/41 160 199
5.150% due 05/22/45 30 32
4.750% due 10/21/45 250 266
Series D
6.000% due 06/15/20 150 156
Halliburton Co.
3.800% due 11/15/25 70 72
4.850% due 11/15/35 130 136
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
4.875% due 05/15/26 (Þ) 30 30
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/20 (Þ) 230 227
Harman International Industries, Inc.
4.150% due 05/15/25 233 240
Harris Corp.
4.854% due 04/27/35 40 43
5.054% due 04/27/45 40 44
Hartford Financial Services Group, Inc.
(The)
5.125% due 04/15/22 185 197
Hasbro, Inc.
6.350% due 03/15/40 215 237
HCA, Inc.
5.875% due 03/15/22 229 246
5.000% due 03/15/24 50 53
4.500% due 02/15/27 40 41
5.625% due 09/01/28 100 106
5.500% due 06/15/47 20 21
Hess Corp.
6.000% due 01/15/40 295 308
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 245 248
Series WI
6.350% due 10/15/45 239 251
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/26 (Þ) 20 20
Historic TW, Inc.
6.625% due 05/15/29 187 228
Home Depot, Inc. (The)
2.625% due 06/01/22 243 245
Honeywell International, Inc.
1.850% due 11/01/21 221 217
Host Hotels & Resorts, LP
5.250% due 03/15/22 214 224
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 475 568
HSBC USA, Inc.
7.200% due 07/15/97 103 130
Humana, Inc.
3.150% due 12/01/22 10 10
3.950% due 03/15/27 100 101
4.625% due 12/01/42 20 21
4.950% due 10/01/44 20 21
4.800% due 03/15/47 10 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Capital America
2.750% due 09/18/20 (Þ) 224 222
IBM Credit LLC
1.800% due 01/20/21 255 251
Intel Corp.
3.700% due 07/29/25 20 21
Series WI
3.734% due 12/08/47 10 10
Intercontinental Exchange, Inc.
4.250% due 09/21/48 155 163
International Lease Finance Corp.
8.625% due 01/15/22 50 57
5.875% due 08/15/22 410 442
International Paper Co.
8.700% due 06/15/38 305 428
5.150% due 05/15/46 188 193
Jackson National Life Global Funding
3.065% due 04/27/20 (Ê)(Þ) 2,805 2,806
Jefferies Group LLC
6.500% due 01/20/43 232 243
John Deere Capital Corp.
2.375% due 07/14/20 245 244
Johnson & Johnson
3.625% due 03/03/37 70 71
JPMorgan Chase & Co.
2.750% due 06/23/20 440 440
4.400% due 07/22/20 231 236
4.250% due 10/15/20 300 307
2.550% due 03/01/21 610 608
3.151% due 03/09/21 (Ê) 1,720 1,721
4.350% due 08/15/21 130 134
3.875% due 09/10/24 305 313
4.023% due 12/05/24 (Ê) 220 228
4.125% due 12/15/26 230 238
4.250% due 10/01/27 30 31
4.203% due 07/23/29 (Ê) 435 454
4.452% due 12/05/29 (Ê) 270 289
6.400% due 05/15/38 100 130
4.950% due 06/01/45 100 111
Kerr-McGee Corp.
6.950% due 07/01/24 10 11
7.875% due 09/15/31 30 38
Keurig Dr Pepper, Inc.
4.057% due 05/25/23 (Þ) 487 501
KeyBank NA
Series BKNT
3.300% due 02/01/22 250 254
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Kinder Morgan, Inc.
4.300% due 03/01/28 180 186
5.550% due 06/01/45 135 148
Series GMTN
7.800% due 08/01/31 176 227
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 11
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 190 195
Kohl's Corp.
5.550% due 07/17/45 740 719
Kraft Heinz Foods Co.
4.000% due 06/15/23 10 10

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 02/15/25 (Þ) 565 578
6.875% due 01/26/39 270 305
Series WI
3.500% due 07/15/22 30 30
3.000% due 06/01/26 60 56
5.000% due 07/15/35 240 236
Kroger Co. (The)
5.150% due 08/01/43 20 20
Lam Research Corp.
3.750% due 03/15/26 205 209
4.000% due 03/15/29 235 240
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 61
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 320 330
Lennar Corp.
4.500% due 04/30/24 40 41
Series WI
5.000% due 06/15/27 10 10
4.750% due 11/29/27 100 100
Leucadia National Corp.
5.500% due 10/18/23 209 219
Liberty Property, LP
4.750% due 10/01/20 216 221
Life Technologies Corp.
5.000% due 01/15/21 385 397
Lockheed Martin Corp.
4.500% due 05/15/36 10 11
Series 10YR
3.550% due 01/15/26 90 93
Lowe's Cos., Inc.
3.800% due 11/15/21 240 246
LyondellBasell Industries NV
5.750% due 04/15/24 198 216
Marathon Petroleum Corp.
5.000% due 09/15/54 234 232
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 60
3.200% due 04/01/30 (Þ) 255 255
3.600% due 04/01/34 (Þ) 165 166
4.200% due 04/01/59 (Þ) 140 144
Marvell Technology Group, Ltd.
4.200% due 06/22/23 290 296
Masco Corp.
4.450% due 04/01/25 238 245
MassMutual Global Funding II
1.950% due 09/22/20 (Þ) 1,315 1,302
McAfee LLC Term Loan B1
6.249% due 09/29/24 (Ê) 40 40
McDonald's Corp.
3.700% due 01/30/26 60 62
3.500% due 03/01/27 40 41
3.800% due 04/01/28 30 31
Medtronic, Inc.
Series WI
3.500% due 03/15/25 150 155
Merck & Co., Inc.
2.750% due 02/10/25 40 40
3.400% due 03/07/29 305 313
Mercury General Corp.
4.400% due 03/15/27 250 249
MetLife, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.400% due 12/15/36 100 107
Metropolitan Life Global Funding I
3.034% due 01/08/21 (Ê)(Þ) 1,715 1,712
Microsoft Corp.
2.875% due 02/06/24 427 432
2.700% due 02/12/25 40 40
2.400% due 08/08/26 200 194
3.300% due 02/06/27 320 329
4.100% due 02/06/37 200 218
3.750% due 02/12/45 100 103
MidAmerican Energy Co.
3.700% due 09/15/23 237 246
Mondelez International, Inc.
4.125% due 05/07/28 210 220
Morgan Stanley
4.179% due 10/24/23 (Ê) 275 279
3.737% due 04/24/24 (Ê) 170 174
Series GMTN
3.750% due 02/25/23 380 390
3.772% due 01/24/29 (Ê) 70 70
4.431% due 01/23/30 (Ê) 325 343
MPLX, LP
4.000% due 03/15/28 40 40
4.800% due 02/15/29 375 395
4.500% due 04/15/38 375 357
4.700% due 04/15/48 140 134
5.500% due 02/15/49 185 198
Series 0006
5.200% due 03/01/47 60 61
Series WI
4.500% due 07/15/23 170 178
4.875% due 06/01/25 40 43
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 205 201
National Oilwell Varco, Inc.
2.600% due 12/01/22 390 382
NBCUniversal Media LLC
4.375% due 04/01/21 368 380
5.950% due 04/01/41 50 62
NCL Corp., Ltd.
4.750% due 12/15/21 (Þ) 24 24
Netflix, Inc.
5.375% due 02/01/21 20 21
Nevada Power Co.
5.450% due 05/15/41 208 242
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 170 227
Newell Brands, Inc.
3.850% due 04/01/23 60 59
4.200% due 04/01/26 40 38
Series WI
5.000% due 11/15/23 520 522
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 325 335
NGPL PipeCo LLC
4.375% due 08/15/22 (Þ) 210 213
Nissan Motor Acceptance Corp.
2.150% due 07/13/20 (Þ) 244 241
Noble Energy, Inc.
3.900% due 11/15/24 150 151
3.850% due 01/15/28 80 79

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 11/15/43 10 10
4.950% due 08/15/47 40 40
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 65 67
4.300% due 01/15/49 (Þ) 246 253
Northrop Grumman Corp.
2.930% due 01/15/25 80 79
Series F0TZ
3.250% due 01/15/28 210 207
Novartis Capital Corp.
2.400% due 05/17/22 247 246
NVR, Inc.
3.950% due 09/15/22 275 282
Oasis Petroleum, Inc.
6.875% due 01/15/23 10 10
Occidental Petroleum Corp.
3.125% due 02/15/22 30 30
3.400% due 04/15/26 50 51
3.000% due 02/15/27 360 358
4.625% due 06/15/45 30 33
4.400% due 04/15/46 20 21
4.100% due 02/15/47 190 194
4.200% due 03/15/48 10 10
ONEOK, Inc.
7.500% due 09/01/23 204 236
Oracle Corp.
2.625% due 02/15/23 220 220
Owens Corning
7.000% due 12/01/36 190 216
Pacific Gas & Electric Co.
3.500% due 10/01/20 (~) 40 37
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 190 170
PacifiCorp
5.750% due 04/01/37 197 241
PepsiCo, Inc.
2.750% due 03/05/22 224 226
Philip Morris International, Inc.
2.500% due 08/22/22 90 89
6.375% due 05/16/38 365 453
4.500% due 03/20/42 40 40
Series 5YR
2.500% due 11/02/22 60 59
Series NCD
2.375% due 08/17/22 210 207
Phillips 66
5.875% due 05/01/42 204 248
Plains All American Pipeline, LP and
PAA Finance Corp.
3.600% due 11/01/24 220 219
PNC Bank NA
Series BKNT
2.450% due 11/05/20 219 218
PPG Industries, Inc.
3.200% due 03/15/23 225 228
Precision Castparts Corp.
2.500% due 01/15/23 240 239
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 86 90
Progress Energy, Inc.
4.400% due 01/15/21 30 31
7.000% due 10/30/31 173 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PSEG Power LLC
8.625% due 04/15/31 170 227
Public Service Electric & Gas Co.
3.250% due 09/01/23 190 195
3.700% due 05/01/28 180 188
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 455 450
Quest Diagnostics, Inc.
4.200% due 06/30/29 160 165
QVC, Inc.
4.375% due 03/15/23 410 416
Range Resources Corp.
5.875% due 07/01/22 30 30
Series WI
4.875% due 05/15/25 110 102
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 64
Reliance Holding USA, Inc.
4.500% due 10/19/20 (Þ) 231 235
Resolute Forest Products, Inc.
5.875% due 05/15/23 110 110
Reynolds American, Inc.
6.875% due 05/01/20 190 198
3.250% due 06/12/20 40 40
4.450% due 06/12/25 160 164
8.125% due 05/01/40 430 530
5.850% due 08/15/45 70 72
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
5.750% due 10/15/20 81 82
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 241 242
Rohm & Haas Co.
7.850% due 07/15/29 179 230
Ryder System, Inc.
3.500% due 06/01/21 180 182
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 239 248
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 310 342
5.000% due 03/15/27 210 223
Salesforce.com, Inc.
3.250% due 04/11/23 70 72
3.700% due 04/11/28 30 31
Santander Holdings USA, Inc.
4.450% due 12/03/21 350 360
4.500% due 07/17/25 20 21
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 41
Sempra Energy
3.550% due 06/15/24 252 252
Sherwin-Williams Co. (The)
2.250% due 05/15/20 375 373
3.125% due 06/01/24 249 248
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 236 227
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 280 282
South Carolina Electric & Gas Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 06/15/43 90 98
Southern California Edison Co.
3.875% due 06/01/21 226 228
Southern Co. (The)
2.750% due 06/15/20 227 227
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 234
Southern Natural Gas Co. LLC /
Southern Natural Issuing Corp.
4.400% due 06/15/21 230 237
Southern Power Co.
4.150% due 12/01/25 220 228
Southwest Airlines Co.
2.650% due 11/05/20 135 135
2.750% due 11/16/22 95 95
Spectrum Brands, Inc.
Series WI
5.750% due 07/15/25 50 50
Sprint Capital Corp.
8.750% due 03/15/32 180 190
Sprint Corp.
Series WI
7.250% due 09/15/21 70 74
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 328 328
4.738% due 03/20/25 (Þ) 1,035 1,047
Sunoco Logistics Partners Operations,
LP
5.400% due 10/01/47 180 180
SunTrust Bank
Series BKNT
4.050% due 11/03/25 230 242
Sysco Corp.
2.500% due 07/15/21 225 223
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 (Þ) 20 21
5.375% due 02/01/27 10 10
6.500% due 07/15/27 (Þ) 30 32
6.875% due 01/15/29 (Þ) 30 33
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 240 268
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 270 356
Thermo Fisher Scientific, Inc.
2.950% due 09/19/26 228 220
Time Warner Cable LLC
4.125% due 02/15/21 150 152
6.550% due 05/01/37 150 166
7.300% due 07/01/38 210 245
5.875% due 11/15/40 120 125
Time Warner Entertainment Co., LP
8.375% due 03/15/23 182 213
Time Warner, Inc.
3.800% due 02/15/27 80 80
TJX Cos., Inc. (The)
2.750% due 06/15/21 246 247
2.250% due 09/15/26 10 9
Toll Brothers Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/15/23 30 30
Toyota Motor Credit Corp.
Series GMTN
2.800% due 07/13/22 245 247
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 275
Tyson Foods, Inc.
3.950% due 08/15/24 237 244
Unilever Capital Corp.
1.375% due 07/28/21 254 248
Union Pacific Corp.
3.750% due 07/15/25 60 62
3.950% due 09/10/28 160 168
4.500% due 09/10/48 140 149
Union Pacific Railroad Co. Pass-Through
Trust
Series 06-1
5.866% due 07/02/30 96 107
United Airlines Pass-Through Trust
Series B
3.650% due 01/07/26 329 325
4.600% due 03/01/26 188 191
United Parcel Service, Inc.
2.500% due 04/01/23 40 40
3.050% due 11/15/27 20 20
United Rentals NA, Inc.
5.750% due 11/15/24 60 62
6.500% due 12/15/26 20 21
4.875% due 01/15/28 30 29
United Technologies Corp.
1.950% due 11/01/21 232 227
3.100% due 06/01/22 100 101
3.650% due 08/16/23 230 236
3.950% due 08/16/25 30 31
4.125% due 11/16/28 100 104
4.500% due 06/01/42 20 21
UnitedHealth Group, Inc.
2.700% due 07/15/20 311 312
3.875% due 10/15/20 10 10
2.875% due 12/15/21 40 40
4.625% due 07/15/35 100 112
5.700% due 10/15/40 60 74
Universal Health Services, Inc.
4.750% due 08/01/22 (Þ) 216 218
Univision Communications, Inc.
5.125% due 05/15/23 (Þ) 50 48
5.125% due 02/15/25 (Þ) 60 56
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 452 490
Series A Class A
7.125% due 10/22/23 263 292
US Bank NA
Series BKNT
3.150% due 04/26/21 1,775 1,791
Valero Energy Corp.
10.500% due 03/15/39 151 241
Validus Holdings, Ltd.
8.875% due 01/26/40 355 522
Verizon Communications, Inc.
3.500% due 11/01/24 20 20

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 08/15/26 70 67
4.125% due 03/16/27 40 42
3.875% due 02/08/29 30 31
4.016% due 12/03/29 (Þ) 468 484
7.750% due 12/01/30 765 1,026
4.500% due 08/10/33 260 275
5.250% due 03/16/37 80 90
5.500% due 03/16/47 10 12
Series WI
3.376% due 02/15/25 178 180
4.329% due 09/21/28 123 130
Viacom, Inc.
3.875% due 04/01/24 20 20
6.250% due 02/28/57 (Ê) 685 687
Virginia Electric & Power Co.
Series B
2.950% due 11/15/26 260 255
Series C
4.000% due 11/15/46 225 226
Visa, Inc.
2.200% due 12/14/20 250 249
3.150% due 12/14/25 150 153
4.300% due 12/14/45 390 431
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 58
Wachovia Capital Trust II
3.287% due 01/15/27 (Ê) 485 446
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 240 235
Walmart, Inc.
1.900% due 12/15/20 250 248
3.700% due 06/26/28 150 158
Walt Disney Co. (The)
6.650% due 11/15/37 (Þ) 40 55
6.900% due 08/15/39 (Þ) 290 410
Warner Media LLC
3.550% due 06/01/24 185 187
3.875% due 01/15/26 229 230
Waste Management, Inc.
4.750% due 06/30/20 218 224
3.500% due 05/15/24 190 195
Wells Fargo & Co.
2.500% due 03/04/21 400 398
4.600% due 04/01/21 220 227
3.069% due 01/24/23 485 486
3.974% due 10/31/23 (Ê) 1,455 1,477
3.750% due 01/24/24 600 617
3.000% due 04/22/26 400 391
3.000% due 10/23/26 260 254
4.150% due 01/24/29 575 601
5.375% due 11/02/43 200 225
4.650% due 11/04/44 10 10
4.400% due 06/14/46 230 230
4.750% due 12/07/46 150 157
Series GMTN
2.600% due 07/22/20 645 644
4.300% due 07/22/27 520 541
4.900% due 11/17/45 250 267
Western Midstream Operating, LP
4.650% due 07/01/26 40 41
Whiting Petroleum Corp.
5.750% due 03/15/21 40 40
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
William Lyon Homes, Inc.
Series WI
7.000% due 08/15/22 20 20
Williams Cos., Inc. (The)
4.550% due 06/24/24 230 243
7.750% due 06/15/31 130 166
5.800% due 11/15/43 200 222
Series A
7.500% due 01/15/31 20 25
XPO Logistics, Inc.
6.500% due 06/15/22 (Þ) 30 31
158,883
International Debt - 7.7%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B4
4.749% due 02/17/24 (~)(Ê) 46 46
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 40 40
ABN AMRO Bank NV
2.650% due 01/19/21 (Þ) 227 226
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 200 198
Actavis Funding SCS
3.450% due 03/15/22 285 287
3.800% due 03/15/25 60 61
4.550% due 03/15/35 80 78
4.750% due 03/15/45 41 41
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 225
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 180 177
Series WI
5.000% due 10/01/21 390 405
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 200 212
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 270 268
Series WI
3.125% due 11/28/21 239 241
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 220 215
ALROSA Finance SA
7.750% due 11/03/20 (Þ) 198 210
Ambac LSNI LLC
7.592% due 02/12/23 (Ê)(Þ) 3,397 3,423
America Movil SAB de CV
3.125% due 07/16/22 280 282
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 198
ArcelorMittal
6.250% due 02/25/22 110 119
6.125% due 06/01/25 10 11
Argentine Republic Government
International Bond
5.625% due 01/26/22 340 293
6.875% due 01/11/48 290 213
Series NY
5.250% due 03/31/29 (~)(Ê) 70 40
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 04/22/26 170 144
AstraZeneca PLC
2.375% due 11/16/20 250 249
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 223 220
Banco Santander SA
3.848% due 04/12/23 200 202
4.379% due 04/12/28 200 203
Bancolombia SA
5.950% due 06/03/21 705 743
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 223
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 250 246
Bank of Montreal
2.100% due 06/15/20 226 225
3.803% due 12/15/32 (Ê) 20 19
Bank of Nova Scotia (The)
Series BKNT
2.150% due 07/14/20 224 223
Barclays PLC
4.338% due 05/16/24 (Ê) 535 541
4.972% due 05/16/29 (Ê) 690 714
4.950% due 01/10/47 250 250
8.000% due 12/31/99 (Ê)(ƒ) 270 276
Basell Finance Co. BV
8.100% due 03/15/27 (Þ) 186 226
BAT International Finance PLC
2.750% due 06/15/20 (Þ) 219 218
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 320 377
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 270
4.400% due 08/14/28 (Þ) 200 206
4.375% due 03/01/33 (Ê)(Þ) 200 196
6.625% due 12/31/99 (Ê)(ƒ)(Þ) 320 320
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 400 432
BP Capital Markets PLC
3.245% due 05/06/22 222 225
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ) 485 475
Brazil Government International Bond
2.625% due 01/05/23 220 214
4.625% due 01/13/28 740 746
5.625% due 01/07/41 170 170
5.000% due 01/27/45 350 322
British Telecommunications PLC
9.625% due 12/15/30 30 43
Brookfield Finance, Inc.
4.000% due 04/01/24 218 221
Canadian Imperial Bank of Commerce
Series BKNT
2.100% due 10/05/20 246 244
3.500% due 09/13/23 660 676
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 680 690
Cedar Funding, Ltd.
Series 2018-5A Class A1R
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.873% due 07/17/31 (Ê)(Þ) 1,600 1,586
Cenovus Energy, Inc.
6.750% due 11/15/39 120 134
Series WI
4.250% due 04/15/27 540 531
CK Hutchison International (17) (II),
Ltd.
Series 0001
2.250% due 09/29/20 (Þ) 225 223
Colombia Government International
Bond
5.625% due 02/26/44 270 304
Commonwealth Bank of Australia
3.900% due 07/12/47 (Þ) 30 30
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 261
4.375% due 08/04/25 650 670
Credit Suisse Group AG
6.250% due 12/31/49 (Ê)(ƒ)(Þ) 245 244
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
4.875% due 05/15/45 300 326
DAE Funding LLC
5.750% due 11/15/23 (Þ) 50 51
Danone SA
2.077% due 11/02/21 (Þ) 690 677
Danske Bank A/S
5.000% due 01/12/22 (Þ) 200 205
5.375% due 01/12/24 (Þ) 200 208
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 251 245
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
4.007% due 07/15/30 (Ê)(Þ) 1,230 1,230
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 348 346
Ecopetrol SA
5.375% due 06/26/26 60 65
5.875% due 05/28/45 250 259
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 200 190
Electricite de France SA
5.250% due 10/13/55 (Þ) 250 254
Empresa Electrica Angamos SA
4.875% due 05/25/29 (Þ) 200 201
Enbridge, Inc.
3.700% due 07/15/27 222 222
Enel Finance International NV
4.625% due 09/14/25 (Þ) 810 838
Series 658A
3.500% due 04/06/28 (Þ) 250 235
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 670 688
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 202
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 226 225
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 209 223

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GE Capital International Funding Co.
Unlimited Co
Series WI
2.342% due 11/15/20 650 642
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 1,163 1,077
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 306 307
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
3.911% due 11/28/30 (Ê)(Þ) 1,860 1,854
HSBC Bank PLC
7.650% due 05/01/25 375 444
HSBC Holdings PLC
3.900% due 05/25/26 220 223
4.041% due 03/13/28 (Ê) 410 413
4.583% due 06/19/29 (Ê) 400 421
6.250% due 12/31/99 (Ê)(ƒ) 200 200
6.500% due 12/31/99 (Ê)(ƒ) 200 198
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 252 251
Indonesia Government International
Bond
4.350% due 01/11/48 240 236
Series REGS
3.750% due 04/25/22 (Þ) 430 435
ING Bank NV
5.800% due 09/25/23 (Þ) 870 941
Intelsat Jackson Holdings SA Term Loan
B3
0.345% due 11/27/23 (~)(Ê) 40 39
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 200 195
3.375% due 01/12/23 (Þ) 200 195
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 219
JBS Investments GmbH
6.250% due 02/05/23 (Þ) 445 451
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 210
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 241 241
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 214
LCM XXII, Ltd.
Series 2016-22A Class A1
2.636% due 10/20/28 (Ê)(Þ) 1,133 1,135
LCM XXV, Ltd.
Series 2017-25A Class A
3.971% due 07/20/30 (Ê)(Þ) 1,124 1,122
Lloyds Banking Group PLC
4.375% due 03/22/28 200 205
4.550% due 08/16/28 200 207
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 228 238
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 450 466
4.563% due 04/24/23 (Þ) 212 216
LYB International Finance BV
4.000% due 07/15/23 214 219
Madison Park Funding XVIII, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-18A Class A1R
3.951% due 10/21/30 (Ê)(Þ) 872 869
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.952% due 07/29/30 (Ê)(Þ) 780 777
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,488 1,485
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 207 224
Medtronic Global Holdings SCA
3.350% due 04/01/27 160 163
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Þ) 182 183
Mexico Government International Bond
6.050% due 01/11/40 30 34
4.750% due 03/08/44 20 20
4.350% due 01/15/47 500 468
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 227 227
2.998% due 02/22/22 60 60
Mylan NV
Series WI
3.950% due 06/15/26 390 372
Myriad International Holdings BV
6.000% due 07/18/20 (Þ) 206 212
4.850% due 07/06/27 (Þ) 250 257
National Bank of Canada
Series 575
2.150% due 06/12/20 220 219
New Gold, Inc.
6.250% due 11/15/22 (Þ) 235 207
Nokia OYJ
6.625% due 05/15/39 350 374
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 340 334
Numericable Group SA Term Loan B12
6.171% due 01/05/26 (Ê) 86 82
Ontario Teachers' Cadillac Fairview
Properties Trust
4.125% due 02/01/29 (Þ) 265 278
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 51
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 156
Peru Government International Bond
6.550% due 03/14/37 30 40
5.625% due 11/18/50 110 141
Petrobras Global Finance BV
6.250% due 03/17/24 100 107
Series WI
5.299% due 01/27/25 1,605 1,629
Petroleos Mexicanos
6.625% due 06/15/35 10 9
Series WI
4.625% due 09/21/23 345 340
6.875% due 08/04/26 220 229
6.750% due 09/21/47 85 78
Poland Government International Bond
5.125% due 04/21/21 400 419
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 140 114
Riserva CLO, Ltd.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-3A Class A
3.905% due 10/18/28 (Ê)(Þ) 940 940
Royal Bank of Canada
2.150% due 10/26/20 70 70
Series GMTN
2.500% due 01/19/21 228 228
3.200% due 04/30/21 70 71
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 70 75
3.875% due 09/12/23 665 668
5.125% due 05/28/24 220 226
4.519% due 06/25/24 (Ê) 200 205
4.269% due 03/22/25 (Ê) 200 202
Sands China, Ltd.
Series WI
5.125% due 08/08/25 441 460
Sanofi
4.000% due 03/29/21 232 238
Santander UK Group Holdings PLC
4.750% due 09/15/25 (Þ) 226 224
Schlumberger Norge AS
4.200% due 01/15/21 (Þ) 70 71
Schneider Electric SE
2.950% due 09/27/22 (Þ) 200 201
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.797% due 04/13/31 (Ê)(Þ) 930 915
Shell International Finance BV
2.250% due 11/10/20 246 245
2.875% due 05/10/26 40 40
4.375% due 05/11/45 220 241
4.000% due 05/10/46 80 83
Siemens Financieringsmaatschappij NV
1.700% due 09/15/21 (Þ) 250 244
Sky, Ltd.
3.750% due 09/16/24 (Þ) 290 301
Southern Copper Corp.
6.750% due 04/16/40 10 12
5.250% due 11/08/42 440 459
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 250 272
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 90 88
Suncor Energy, Inc.
3.600% due 12/01/24 214 219
Suzano Austria GmbH
6.000% due 01/15/29 (Þ) 430 458
7.000% due 03/16/47 (Þ) 160 178
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 253
Syngenta Finance NV
3.125% due 03/28/22 247 244
Takeda Pharmaceutical Co., Ltd.
4.400% due 11/26/23 (Þ) 165 173
5.000% due 11/26/28 (Þ) 230 250
Telefonica Emisiones SA
5.134% due 04/27/20 40 41
5.462% due 02/16/21 231 242
5.213% due 03/08/47 150 152
Teva Pharmaceutical Finance Co. BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 11/10/21 30 29
Series 2
3.650% due 11/10/21 10 10
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 270 257
2.800% due 07/21/23 40 36
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
4.010% due 10/18/30 (Ê)(Þ) 1,016 1,009
Toronto-Dominion Bank (The)
3.000% due 06/11/20 219 220
3.250% due 06/11/21 90 91
Total Capital International SA
2.750% due 06/19/21 242 243
Total Capital SA
4.250% due 12/15/21 230 240
Trust F/1401
5.250% due 01/30/26 (Þ) 212 216
UBS AG
2.450% due 12/01/20 (Þ) 845 840
UBS Group Funding Switzerland AG
3.491% due 05/23/23 (Þ) 270 271
4.253% due 03/23/28 (Þ) 200 208
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 460 467
UniCredit SpA
6.572% due 01/14/22 (Þ) 370 388
7.296% due 04/02/34 (Ê)(Þ) 375 378
Unitymedia Finance LLC 1st Lien Term
Loan D
4.734% due 01/15/26 (~)(Ê) 90 89
Vale Overseas, Ltd.
6.875% due 11/21/36 130 149
Vodafone Group PLC
4.375% due 03/16/21 232 239
4.375% due 05/30/28 250 254
5.250% due 05/30/48 70 70
7.000% due 04/04/79 (Ê) 95 97
Voya CLO, Ltd.
Series 2017-2A Class A1R
4.023% due 04/17/30 (Ê)(Þ) 1,428 1,424
Westpac Banking Corp.
2.300% due 05/26/20 10 10
2.600% due 11/23/20 80 80
Woori Bank
5.875% due 04/13/21 (Þ) 232 244
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.984% due 04/27/25 (~)(Ê) 46 45
69,101
Loan Agreements - 0.5%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.739% due 04/28/22 (~)(Ê) 117 110
Albertsons LLC 1st Lien Term Loan B7
5.498% due 11/16/25 (~)(Ê) 26 25
Albertson's LLC Term Loan B6
5.601% due 06/22/23 (~)(Ê) 73 72
American Axle & Manufacturing, Inc.
1st Lien Term Loan B
4.740% due 04/06/24 (~)(Ê) 24 23
American Builders Contractors Co., Inc.
1st Lien Term Loan B2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.499% due 10/31/23 (~)(Ê) 47 46
Aramark Services, Inc. 1st Lien Term
Loan B3
4.249% due 03/11/25 (~)(Ê) 48 48
Asurion LLC 1st Lien Term Loan B7
5.499% due 11/03/24 (Ê) 50 49
Asurion LLC Term Loan B4
5.734% due 08/04/22 (~)(Ê) 80 79
Atlantic Aviation FBO, Inc. Term Loan B
6.250% due 12/06/25 (Ê) 20 20
Avolon LLC 1st Lien Term Loan B3
4.698% due 01/15/25 (~)(Ê) 34 33
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
5.351% due 12/01/24 (Ê) 30 30
Beacon Roofing Supply, Inc. Term Loan
B
4.749% due 01/02/25 (~)(Ê) 80 78
Berry Plastics Group, Inc. 1st Lien Term
Loan Q
4.610% due 10/01/22 (~)(Ê) 54 53
Boyd Gaming Corp. Term Loan B
4.658% due 09/15/23 (~)(Ê) 42 41
Brickman Group, Ltd. 1st Lien Term
Loan B
4.999% due 08/10/25 (~)(Ê) 40 39
Caesars Resort Collection LLC 1st Lien
Term Loan B
5.249% due 12/22/24 (~)(Ê) 110 108
Catalent Pharma Solutions, Inc. Term
Loan B
4.749% due 05/20/24 (~)(Ê) 44 43
Change Healthcare Holdings LLC 1st
Lien Term Loan B
5.249% due 03/01/24 (~)(Ê) 63 62
Charter Communications Operating LLC
1st Lien Term Loan B
4.500% due 04/30/25 (~)(Ê) 38 38
CityCenter Holdings LLC Term Loan B
4.749% due 04/18/24 (~)(Ê) 22 22
CWGS Group LLC Term Loan
5.240% due 11/08/23 (~)(Ê) 68 61
Dell International LLC 1st Lien Term
Loan B
4.500% due 09/07/23 (~)(Ê) 49 48
Edelman Financial Center LLC Term
Loan B1
0.144% due 07/19/25 (~)(Ê) 70 69
Envision Healthcare Corp. 1st Lien Term
Loan B
6.249% due 10/11/25 (~)(Ê) 30 28
First Data Corp. 1st Lien Term Loan
4.486% due 04/26/24 (~)(Ê) 54 54
First Data Corp. Term Loan
4.486% due 07/10/22 (Ê) 10 10
Focus Financial Partners LLC 1st Lien
Term Loan B2
0.095% due 07/03/24 (~)(Ê) 10 10
Golden Nugget, Inc. 1st Lien Term Loan
B
5.247% due 10/04/23 (~)(Ê) 71 70
HCA, Inc. Term Loan B10
4.499% due 03/07/25 (Ê) 98 98
Hilton Worldwide Finance LLC Term
Loan B2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.236% due 10/25/23 (~)(Ê) 95 95
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.592% due 06/29/24 (~)(Ê) 90 89
Jaguar Holding Co. II 1st Lien Term
Loan
4.999% due 08/18/22 (~)(Ê) 72 71
Level 3 Financing, Inc. Term Loan B
4.736% due 02/22/24 (~)(Ê) 100 99
LPL Holdings, Inc. Term Loan B
0.176% due 09/21/24 (~)(Ê) 20 20
M A Finance Co. LLC 1st Lien Term
Loan B
4.999% due 06/21/24 (~)(Ê) 4 4
Marriott Ownership Resorts, Inc. 1st
Lien Term Loan B
4.749% due 08/29/25 (~)(Ê) 145 144
MGM Growth Properties Operating
Partnership, LP Term Loan B
4.499% due 04/25/23 (~)(Ê) 146 144
Michaels Stores, Inc. 1st Lien Term
Loan B
4.997% due 01/28/23 (~)(Ê) 78 77
MultiPlan , Inc. Term Loan B
5.351% due 05/25/23 (~)(Ê) 107 103
Panther BF Aggregator 2 LP Term Loan
B
0.172% due 03/14/26 (~)(Ê) 170 168
Party City Holdings, Inc. 1st Lien Term
Loan
5.000% due 08/19/22 (~)(Ê) 71 70
PetSmart, Inc. Term Loan B2
5.490% due 03/10/22 (~)(Ê) 120 108
Post Holdings, Inc. Incremental Term
Loan B
4.490% due 05/24/24 (~)(Ê) 102 101
Prime Security Services Borrower LLC
Term Loan B1
5.249% due 05/02/22 (~)(Ê) 77 76
Quikrete Holdings, Inc. 1st Lien Term
Loan B
5.249% due 11/15/23 (~)(Ê) 10 10
Regionalcare Hospital Partners, Inc.
Term Loan B
6.982% due 11/16/25 (~)(Ê) 60 59
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
5.249% due 02/05/23 (~)(Ê) 95 94
RPI Finance Trust Term Loan B
4.499% due 03/27/23 (~)(Ê) 60 60
Scientific Games International, Inc. 1st
Lien Term Loan B5
5.314% due 08/14/24 (~)(Ê) 125 121
Seattle SpinCo, Inc.1st Lien Term Loan
B3
4.999% due 06/21/24 (~)(Ê) 27 26
Sprint Communications, Inc. 1st Lien
Term Loan B
5.000% due 02/02/24 (~)(Ê) 17 16
SS&C Technologies, Inc. 1st Lien Term
Loan B5
4.749% due 04/16/25 (~)(Ê) 209 207
Sungard Availability Services Capital,
Inc. 1st Lien Term Loan B
12.481% due 10/01/22 (~)(Ê) 290 248
Trans Union LLC 1st Lien Term Loan B3

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.490% due 04/09/23 (~)(Ê) 49 48
Univision Communications, Inc. Term
Loan C5
5.249% due 03/15/24 (~)(Ê) 145 137
UPC Financing Partnership 1st Lien
Term Loan AR
4.984% due 01/15/26 (~)(Ê) 74 74
Valeant Pharmaceuticals International,
Inc. Term Loan B
5.481% due 05/17/25 (~)(Ê) 55 54
VICI Properties, Inc. 1st Lien Term
Loan B
4.491% due 12/15/24 (~)(Ê) 26 26
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.984% due 01/15/26 (~)(Ê) 27 27
VVC Holding Corp. Term Loan B
7.197% due 02/11/26 (Ê) 80 79
Western Digital Corp. 1st Lien Term
Loan B4
4.249% due 04/29/23 (~)(Ê) 42 40
XPO Logistics, Inc. Term Loan
4.499% due 02/23/25 (~)(Ê) 25 25
4,187
Mortgage-Backed Securities - 27.3%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 941
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
3.844% due 02/25/45 (Ê) 16 16
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 352 368
Series 2006-6 Class 2A1
6.000% due 08/25/36 893 872
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê)(Þ) 1,055 996
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 921 841
Series 2011-R11 Class 15A1
4.672% due 10/26/33 (~)(Ê)(Þ) 88 90
Series 2011-R11 Class 20A5
4.484% due 03/26/35 (~)(Ê)(Þ) 22 22
Bear Stearns Alternative-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 900 873
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 140 141
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 91 90
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 1,977 2,088
Series 2018-B5 Class A4
4.208% due 07/15/51 1,987 2,138
Series 2018-B7 Class A4
4.510% due 11/15/51 1,567 1,727
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-B8 Class A5
4.232% due 01/15/52 2,315 2,497
Blackstone Commercial Mortgage Trust
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,575
BX Commercial Mortgage Trust
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 155 156
BX Trust
Series 2018-BILT Class C
3.120% due 05/15/35 (Ê)(Þ) 1,650 1,642
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 831
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 987 993
Series 2019-LIFE Class G
5.750% due 12/15/37 (Ê)(Þ) 1,651 1,661
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.865% due 01/10/48 1,150 1,196
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 8 8
Citigroup Commercial Mortgage Trust
4.984% due 12/15/36 (Ê)(Þ) 430 430
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 172
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,412
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 323 331
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 6 6
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 223 222
Cloverleaf Cold Storage Trust
Series 2019-CHL2 Class F
5.230% due 03/15/36 (Ê)(Þ) 1,430 1,431
Cold Storage Trust
Series 2017-ICE3 Class D
4.258% due 04/15/36 (Ê)(Þ) 510 509
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 206
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 209
Series 2013-CR9 Class ASB
3.834% due 07/10/45 738 753
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 213
Series 2015-LC19 Class A4
3.183% due 02/10/48 1,438 1,452
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 139
Series 2018-COR3 Class A3
4.228% due 05/10/51 2,944 3,160
Core Industrial Trust
Series 2019-CORE Class D
4.150% due 12/15/31 (Ê)(Þ) 1,520 1,520
Countrywide Alternative Loan Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 469 362
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 600
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 1,202 1,173
Series 2018-PLUM Class A
5.720% due 08/15/20 (Ê)(Š)(Þ) 200 200
DBJPM Mortgage Trust
Series 2016-C3 Class A5
2.890% due 09/10/49 240 236
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 476 481
Fannie Mae
5.500% due 2020 3 3
4.250% due 2021 395 406
4.283% due 2021 442 455
2.500% due 2022 185 184
5.500% due 2022 31 31
2.000% due 2023 719 717
2.500% due 2024 329 327
4.500% due 2024 3 3
2.500% due 2025 253 252
4.500% due 2025 154 161
2.470% due 2026 1,085 1,072
3.030% due 2027 475 472
3.040% due 2027 825 836
2.560% due 2028 370 358
3.625% due 2028 585 606
3.540% due 2029 370 387
3.830% due 2029 490 524
3.500% due 2030 125 128
2.600% due 2031 375 354
5.000% due 2031 121 128
6.000% due 2032 23 26
3.000% due 2033 1,032 1,044
3.500% due 2033 775 797
5.000% due 2033 6 6
3.500% due 2034 161 165
5.500% due 2034 20 22
4.500% due 2035 461 488
3.000% due 2037 91 91
5.500% due 2037 121 133
5.500% due 2038 513 565
6.000% due 2039 46 51
4.000% due 2040 306 320
5.500% due 2040 610 667
6.000% due 2040 138 153
4.000% due 2041 526 548
6.000% due 2041 147 163
3.500% due 2043 1,181 1,203
4.000% due 2044 1,032 1,084
3.500% due 2045 1,652 1,684
3.000% due 2046 573 572
4.000% due 2046 1,654 1,721
4.500% due 2046 532 568
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2047 936 935
3.500% due 2047 638 648
4.000% due 2047 2,049 2,118
4.500% due 2047 2,336 2,444
3.500% due 2048 978 993
4.000% due 2048 2,945 3,033
4.500% due 2048 4,861 5,085
5.000% due 2048 664 702
4.000% due 2049 1,994 2,053
4.500% due 2049 4,412 4,596
4.000% due 2056 1,235 1,276
4.500% due 2056 313 332
5.500% due 2056 290 314
3.500% due 2057 890 901
4.000% due 2057 169 175
4.500% due 2057 271 287
15 Year TBA(Ï)
2.500% 1,100 1,094
3.000% 1,100 1,110
3.500% 3,200 3,274
30 Year TBA(Ï)
3.000% 7,115 7,076
3.500% 10,600 10,740
Fannie Mae Aces
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 70 73
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 882 925
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 655 696
Series 2014-C04 Class 1M2
7.116% due 11/25/24 (Ê) 872 979
Series 2016-C04 Class 1M2
6.760% due 01/25/29 (Ê) 50 55
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 170 192
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 11 12
Series 2005-24 Class ZE
5.000% due 04/25/35 230 247
Series 2009-96 Class DB
4.000% due 11/25/29 164 170
Series 2012-35 Class SC
Interest Only STRIP
4.015% due 04/25/42 (Ê) 25 4
Series 2012-55 Class PC
3.500% due 05/25/42 700 718
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 109 21
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 121 22
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 405 73
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 352 50

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 389 68
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 76 12
Fannie Mae-Aces
Series 2014-M13 Class AB2
2.951% due 08/25/24 (~)(Ê) 51 53
Series 2015-M11 Class A1
2.097% due 04/25/25 5 5
Series 2016-M2 Class ABV2
2.131% due 01/25/23 107 106
Series 2016-M3 Class ASQ2
2.263% due 02/25/23 803 790
Series 2016-M6 Class AB2
2.395% due 05/25/26 1,013 996
Series 2016-M7 Class AV2
2.157% due 10/25/23 2,035 2,000
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ) 88 88
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 964 964
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 547 543
Freddie Mac
4.500% due 2020 — —
2.000% due 2028 1,241 1,222
3.500% due 2030 124 127
4.500% due 2034 169 178
3.000% due 2038 186 187
5.500% due 2038 376 420
6.000% due 2038 81 89
5.000% due 2040 241 260
4.000% due 2041 1,298 1,359
4.500% due 2041 240 254
5.500% due 2041 249 273
3.500% due 2043 998 1,024
4.000% due 2044 622 650
3.500% due 2045 1,720 1,760
4.000% due 2045 1,293 1,339
3.000% due 2046 320 320
4.000% due 2046 1,514 1,574
4.500% due 2046 267 280
3.000% due 2047 1,188 1,185
4.000% due 2047 412 426
3.500% due 2048 492 501
4.000% due 2048 6,892 7,111
4.500% due 2048 3,644 3,818
5.000% due 2048 773 819
3.000% due 2049 1,400 1,395
3.500% due 2049 600 610
4.500% due 2049 6,617 6,924
30 Year TBA(Ï)
5.000% 200 212
Freddie Mac Multifamily Structured Pass
Through Certificates
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 329 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,530 1,531
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê) 1,450 1,490
Series 2015-K045 Class A2
3.023% due 01/25/25 1,020 1,037
Series 2015-K046 Class A2
3.205% due 03/25/25 400 411
Series 2016-K052 Class A2
3.151% due 11/25/25 1,110 1,137
Series 2016-K053 Class A2
2.995% due 12/25/25 390 396
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 4,119 238
Series 2018-K074 Class A2
3.600% due 01/25/28 3,204 3,373
Series 2019-KF57 Class A
3.040% due 12/25/28 (Ê) 60 60
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 76 83
Series 2006-R006 Class ZA
6.000% due 04/15/36 296 334
Series 2006-R007 Class ZA
6.000% due 05/15/36 244 274
Series 2009-3569 Class NY
5.000% due 08/15/39 1,400 1,534
Series 2010-3632 Class PK
5.000% due 02/15/40 162 174
Series 2010-3653 Class B
4.500% due 04/15/30 245 260
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 372 69
Series 2012-4010 Class KM
3.000% due 01/15/42 126 127
Series 2018-4813 Class CJ
3.000% due 08/15/48 183 181
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 176 34
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 81 14
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
5.966% due 09/25/24 (Ê) 522 577
Series 2015-DN1 Class M3
6.366% due 01/25/25 (Ê) 789 843
Series 2015-DNA2 Class M2
4.816% due 12/25/27 (Ê) 261 264
Series 2015-DNA3 Class M3
6.916% due 04/25/28 (Ê) 1,330 1,533
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 849
Series 2015-HQA2 Class M2
5.286% due 05/25/28 (Ê) 459 468
Series 2017-DNA2 Class B1
6.144% due 10/25/29 (Ê) 510 576

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 475
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.883% due 07/25/46 (~)(Ê) 115 113
Ginnie Mae
4.000% due 04/20/46 3,400 3,512
Ginnie Mae I
2.140% due 2023 367 357
2.730% due 2032 417 402
3.000% due 2042 330 332
3.500% due 2048 93 96
Ginnie Mae II
3.500% due 2044 104 107
3.500% due 2045 41 42
3.000% due 2047 4,710 4,736
3.500% due 2047 366 375
4.000% due 2047 260 269
3.000% due 2048 1,364 1,372
4.000% due 2048 295 305
4.500% due 2048 189 195
5.000% due 2048 3,378 3,546
4.500% due 2049 1,195 1,243
5.000% due 2049 498 521
5.500% due 2049 3,440 3,639
30 Year TBA(Ï)
3.000% 600 603
3.500% 3,200 3,271
4.500% 1,260 1,308
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.615% due 01/16/53 (~)(Ê) 1,849 66
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 827 112
Series 2016-21 Class ST
Interest Only STRIP
5.638% due 02/20/46 (Ê) 255 42
Series 2016-51 Class NS
Interest Only STRIP
5.518% due 04/20/46 (Ê) 122 20
Series 2018-108 Class A
3.250% due 05/16/59 (~)(Ê) 50 50
Series 2018-123 Class AH
3.250% due 09/16/52 20 20
Series 2018-130 Class A
3.250% due 05/16/59 50 50
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 397
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.281% due 09/15/31 (Ê)(Þ) 490 489
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.377% due 05/10/45 1,049 1,060
Series 2013-GC14 Class AAB
3.817% due 08/10/46 414 423
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 247
Series 2016-GS2 Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.050% due 05/10/49 (Æ) 1,342 1,340
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 1,240 1,241
Series 2016-HHV Class E
4.194% due 11/05/38 (~)(Ê)(Þ) 600 585
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 224
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,145
Indymac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
2.730% due 04/25/46 (Ê) 782 722
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 587 542
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 229 222
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 114 114
Series 2015-MAR7 Class E
5.962% due 06/05/32 (Þ) 500 497
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 394 385
JPMorgan Chase Mortgage Trust
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 2,218 2,225
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 338 340
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 623 624
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 483 483
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 2,561 2,532
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 861 862
Series 2018-3 Class A1
3.500% due 04/25/48 (~)(Ê)(Þ) 696 693
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 267 266
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 910 906
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 630 638
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 2,528 2,563
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 414 419
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 978 991
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class F
5.350% due 11/15/40 (~)(Ê) 235 237
Series 2007-C6 Class AM
6.114% due 07/15/40 (~)(Ê) 10 10
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 204 147

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 204 146
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C26 Class A3
3.211% due 10/15/48 875 882
Series 2016-C31 Class A1
1.511% due 11/15/21 262 257
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 115 117
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 208
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 211
Series 2018-BOP Class E
4.108% due 06/15/35 (Ê)(Þ) 1,732 1,725
Series 2018-SUN Class E
4.108% due 07/15/35 (Ê)(Þ) 1,955 1,939
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,500 1,481
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 8,761 240
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 40
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 254
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
2.670% due 03/26/47 (Ê)(Þ) 1,290 908
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 2,451 2,457
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 218
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 500
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 595 582
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
4.484% due 03/27/24 (Ê)(Þ) 420 421
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/13/32 (~)(Ê)(Þ) 200 207
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 986 888
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 21 19
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,605 1,495
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 609 609
SG Commercial Mortgage Securities
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C5 Class A4
3.055% due 10/10/48 475 467
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,309 1,072
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
3.133% due 11/11/34 (Ê)(Þ) 253 252
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 64 66
Series 2004-AR4 Class A6
4.124% due 06/25/34 (~)(Ê) 598 612
Series 2005-10 Class 3CB1
6.000% due 11/25/35 924 861
Series 2005-AR9 Class A1A
3.126% due 07/25/45 (Ê) 327 329
Series 2005-AR11 Class A1A
2.806% due 08/25/45 (Ê) 630 626
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 421 423
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 1,864 1,877
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 1,966 159
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-P Class 2A1
4.637% due 09/25/34 (~)(Ê) 106 109
Series 2006-AR2 Class 2A1
4.954% due 03/25/36 (~)(Ê) 397 405
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 1,395 1,415
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 440 446
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 658 666
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 459
244,821
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 535 602
7.055% due 04/01/57 325 384
986
Non-US Bonds - 5.3%
Argentina POM Politica Monetaria
Series POM
67.530% due 06/21/20 (~)(Ê) ARS 450 12
Argentine Republic Government
International Bond
18.200% due 10/03/21 ARS 5,600 103
Australia Government International
Bond
Series 126
4.500% due 04/15/20 (Þ) AUD 3,869 2,830

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 133
5.500% due 04/21/23 (Þ) AUD 1,531 1,262
Series 140
4.500% due 04/21/33 (Þ) AUD 176 164
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 276 278
Series NTNF
10.000% due 01/01/21 BRL 4,005 1,094
10.000% due 01/01/23 BRL 3,238 896
10.000% due 01/01/25 BRL 3,442 957
10.000% due 01/01/27 BRL 165 46
Canadian Government Bond
0.750% due 09/01/21 CAD 1,019 748
1.500% due 06/01/23 CAD 1,593 1,190
2.250% due 06/01/25 CAD 1,142 889
1.000% due 06/01/27 CAD 1,250 891
Colombian TES
Series B
10.000% due 07/24/24 COP 10,396,200 3,882
6.000% due 04/28/28 COP 2,600,100 793
Japan 10 Year Government International
Bond
Series 348
10.000% due 09/20/27 JPY 119,750 1,106
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 37
Series 0114
4.181% due 07/15/24 MYR 540 135
Series 0116
3.800% due 08/17/23 MYR 3,100 765
Series 0117
3.882% due 03/10/22 MYR 428 106
Series 0215
3.795% due 09/30/22 MYR 1,275 315
Series 0218
3.757% due 04/20/23 MYR 4,319 1,066
Series 0314
4.048% due 09/30/21 MYR 610 152
Series 0315
3.659% due 10/15/20 MYR 3,222 793
Series 0517
3.441% due 02/15/21 MYR 432 106
Series 0613
3.889% due 07/31/20 MYR 230 57
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 630 36
7.500% due 06/03/27 MXN 22,058 1,100
Series M 30
10.000% due 11/20/36 MXN 26,257 1,557
8.500% due 11/18/38 MXN 9,100 472
Series M
8.000% due 06/11/20 MXN 18,400 951
6.500% due 06/10/21 MXN 740 37
7.750% due 05/29/31 MXN 2,940 146
7.750% due 11/13/42 MXN 65,707 3,144
8.000% due 11/07/47 MXN 4,880 239
New Zealand Government International
Bond
Series 0423
5.500% due 04/15/23 (Þ) NZD 1,558 1,229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0521
6.000% due 05/15/21 (Þ) NZD 4,103 3,060
Series 0925
2.000% due 09/20/25 (Þ) NZD 897 715
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 10,613 1,264
Series 476
3.000% due 03/14/24 (Þ) NOK 3,816 477
Series 478
1.500% due 02/19/26 (Þ) NOK 1,927 224
Series 479
1.750% due 02/17/27 (Þ) NOK 902 107
Series 480
2.000% due 04/26/28 (Þ) NOK 1,857 223
Peru Government International Bond
5.700% due 08/12/24 PEN 6,209 1,978
6.900% due 08/12/37 PEN 4,432 1,497
Poland Government International Bond
Series 0725
3.250% due 07/25/25 PLN 1,427 390
Series 0922
5.750% due 09/23/22 PLN 2,351 690
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 747
Series 6212
7.050% due 01/19/28 RUB 8,430 120
Series 6219
7.750% due 09/16/26 RUB 31,660 473
Singapore Government International
Bond
2.000% due 07/01/20 SGD 464 343
2.250% due 06/01/21 SGD 963 715
1.250% due 10/01/21 SGD 250 181
3.125% due 09/01/22 SGD 569 436
2.750% due 07/01/23 SGD 874 666
3.000% due 09/01/24 SGD 920 715
2.375% due 06/01/25 SGD 400 302
2.125% due 06/01/26 SGD 1,447 1,075
3.500% due 03/01/27 SGD 1,341 1,094
47,076
United States Government Treasuries - 28.8%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 10,179 10,100
0.375% due 07/15/23 11,050 11,081
0.375% due 07/15/25 6,727 6,724
3.375% due 04/15/32 6,105 8,229
1.375% due 02/15/44 324 358
0.750% due 02/15/45 4,398 4,233
1.000% due 02/15/46 605 618
0.875% due 02/15/47 4,358 4,319
1.000% due 02/15/49 619 636
United States Treasury Notes
1.375% due 05/31/20 12,265 12,123
2.500% due 02/28/21 120 120
1.375% due 05/31/21 10,425 10,230
1.125% due 06/30/21 14,745 14,390
1.250% due 10/31/21 12,205 11,901
1.750% due 05/15/23 23,360 22,918
1.250% due 07/31/23 1,240 1,190

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 10/31/23 4,440 4,323
2.500% due 01/31/24 8,180 8,279
2.375% due 02/29/24 805 811
2.000% due 06/30/24 1,700 1,679
2.500% due 01/31/25 7,420 7,509
2.000% due 02/15/25 500 492
2.875% due 04/30/25 6,740 6,963
2.125% due 05/15/25 3,100 3,069
2.000% due 08/15/25 4,188 4,113
3.000% due 10/31/25 800 834
2.250% due 11/15/25 2,855 2,844
1.625% due 02/15/26 2,568 2,455
2.625% due 02/28/26 7,735 7,888
1.625% due 05/15/26 2,215 2,114
1.500% due 08/15/26 3,267 3,083
2.375% due 05/15/27 2,325 2,329
2.250% due 08/15/27 850 843
2.250% due 11/15/27 14,920 14,775
2.750% due 02/15/28 2,005 2,064
2.875% due 05/15/28 1,150 1,196
5.500% due 08/15/28 837 1,054
2.625% due 02/15/29 18,075 18,427
4.375% due 02/15/38 1,810 2,294
4.500% due 05/15/38 1,815 2,338
3.750% due 11/15/43 1,815 2,132
3.375% due 05/15/44 1,400 1,551
3.125% due 08/15/44 645 685
2.500% due 02/15/45 1,390 1,314
2.875% due 08/15/45 4,740 4,815
3.000% due 11/15/45 1,587 1,651
3.000% due 05/15/47 3,745 3,890
2.750% due 08/15/47 5,355 5,291
2.750% due 11/15/47 2,475 2,445
3.000% due 02/15/48 2,050 2,126
3.125% due 05/15/48 160 170
3.000% due 08/15/48 6,890 7,149
3.375% due 11/15/48 3,335 3,720
3.000% due 02/15/49 290 301
258,186
Total Long-Term Investments
(cost $814,197) 822,572
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Ø)(Š) 80,000
—
Total Common Stocks
(cost $—) —
Options Purchased - 0.0%
(Number of Contracts)
Cross Currency Options
(CNH/USD)
JPMorgan Chase Apr 2019 6.60
Put (900,000) USD 900 (ÿ) —
JPMorgan Chase Apr 2019 6.68
Put (600,000) USD 600 (ÿ) —
Total Options Purchased
(cost $3) —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 9.7%
Altria Group, Inc.
9.250% due 08/06/19 434 444
America Movil SAB de CV
5.000% due 03/30/20 325 331
American Express Credit Corp.
1.875% due 05/03/19 210 210
Banco Santander
2.921% due 05/01/19 (ç)(ž) 1,300 1,297
Boeing Co. (The)
4.875% due 02/15/20 100 102
Canadian Oil Sands, Ltd.
7.750% due 05/15/19 (Þ) 450 452
Commonwealth Bank of Australia
5.000% due 10/15/19 (Þ) 30 30
Daimler Finance NA LLC
1.750% due 10/30/19 (Þ) 720 715
2.300% due 01/06/20 (Þ) 945 941
EnLink Midstream Partners, LP
2.700% due 04/01/19 (ç) 165 165
Fannie Mae
4.000% due 01/01/20 7 8
Federal Home Loan Bank
2.125% due 02/11/20 70 70
Ford Motor Credit Co.
3.336% due 04/15/19 (ç)(ž) 1,595 1,593
General Electric Co.
Series GMTN
5.500% due 01/08/20 10 10
Malaysia Government International Bond
Series 0414
3.654% due 10/31/19 MYR 1,060 260
Series 0902
4.378% due 11/29/19 MYR 220 54
Mizuho Bank, Ltd.
2.613% due 05/07/19 (ç)(ž) 1,330 1,327
Morgan Stanley
5.625% due 09/23/19 200 203
Navient Corp.
Series MTN
8.000% due 03/25/20 70 73
Northwest Airlines Pass-Through Trust
Series 07-1
7.027% due 11/01/19 342 349
Philip Morris International, Inc.
1.875% due 11/01/19 170 169
2.000% due 02/21/20 1,255 1,247
Reliance Standard Life Global Funding
II
2.500% due 01/15/20 (Þ) 455 453
Royal Bank of Scotland Group PLC
6.400% due 10/21/19 180 183
Santander PLC
2.375% due 03/16/20 40 40
Shell International Finance BV
4.375% due 03/25/20 10 10

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance
Netherlands III BV
1.700% due 07/19/19 30 30
U.S. Cash Management Fund (@) 44,546,389(∞) 44,555
United States Treasury Bills
2.176% due 04/09/19 500 500
2.226% due 04/11/19 100 100
2.306% due 04/25/19 2,799 2,795
2.369% due 05/23/19 4,313 4,298
2.402% due 06/20/19 4,343 4,320
2.441% due 08/15/19 4,515 4,474
2.427% due 09/12/19 2,860 2,829
2.407% due 11/07/19 2,960 2,918
United States Treasury Inflation Indexed
Bonds
1.375% due 01/15/20 8,962 9,037
Volkswagen Group of America Finance
LLC
2.450% due 11/20/19 (Þ) 165 164
Williams Cos., Inc. (The)
5.250% due 03/15/20 40 41
Total Short-Term Investments
(cost $86,830) 86,797
Total Investments 101.6%
(identified cost $901,030) 909,369
Other Assets and Liabilities,
Net - (1.6%)
(14,308)
Net Assets - 100.0%
895,061

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
16.7%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 40,000 99.10 40
40
A10 Securitization LLC 06/23/17 961,000 100.00 961
941
ABB Treasury Center, Inc. 03/05/19 220,000 102.06 225
226
ABN AMRO Bank NV 03/05/19 227,000 99.30 225
226
Abu Dhabi Government International Bond 10/03/17 200,000 99.76 200
198
ACE Securities Corp. Mortgage Loan Trust 03/08/17 572,079 93.46 535
526
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 88.17 223
225
Alcoa Nederland Holding BV 09/28/17 200,000 108.95 218
212
Alimentation Couche-Tard, Inc. 09/19/17 220,000 101.01 222
215
Allison Transmission, Inc. 10/18/16 50,000 101.19 51
50
ALROSA Finance SA 11/01/18 198,000 105.30 208
210
Ambac Assurance Corp. 02/09/17 881 163.00 1
1
Ambac LSNI LLC 02/09/17 3,396,514 98.59 3,437
3,423
American Tower Trust #1 01/05/17 270,000 100.00 270
269
Anglo American Capital PLC 09/06/17 200,000 99.96 200
198
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 11/08/18 470,000 94.66 445
472
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 11/08/18 70,000 95.58 67
70
Apollo Management Holdings, LP 05/24/16 265,000 99.93 265
268
Apollo Management Holdings, LP 02/26/18 155,000 99.62 154
155
Apollo Management Holdings, LP 03/08/18 415,000 99.62 413
411
Athene Global Funding 04/17/17 330,000 99.93 330
329
Australia Government International Bond 05/17/13 AUD 3,869,000 80.76 3,192
2,830
Australia Government International Bond 10/08/13 AUD 1,531,000 86.60 1,326
1,262
Australia Government International Bond 09/26/14 AUD 176,000 84.89 149
164
Avis Budget Rental Car Funding LLC 02/04/19 360,000 99.99 360
364
Banco de Bogota SA 09/22/17 223,000 100.86 225
220
Bangkok Bank PCL 11/09/18 219,000 99.29 217
223
Banistmo SA 12/07/17 250,000 100.37 251
246
Basell Finance Co. BV 02/15/19 186,000 120.73 225
226
BAT International Finance PLC 09/20/17 219,000 100.72 221
218
Bausch Health Cos., Inc. 12/04/17 50,000 101.24 51
54
Bausch Health Cos., Inc. 06/01/18 23,000 99.61 23
23
Bausch Health Cos., Inc. 01/04/19 140,000 91.15 128
139
Bayer US Finance II LLC 06/18/18 210,000 99.31 209
209
Bayer US Finance II LLC 06/19/18 624,000 100.09 625
627
Bayer US Finance II LLC 08/14/18 370,000 89.16 330
308
Bayer US Finance LLC 06/18/18 643,000 96.76 622
629
Bayview Commercial Asset Trust 10/26/17 1,054,724 95.86 1,011
996
BCAP LLC Trust 11/26/13 88,220 103.59 91
90
BCAP LLC Trust 03/10/14 21,830 104.36 23
22
BCAP LLC Trust 07/21/16 921,104 74.61 687
841
BCAP LLC Trust 03/20/17 722,973 85.26 616
690
BCAP LLC Trust 03/20/17 1,126,142 85.28 960
1,074
Beacon Escrow Corp. 10/30/17 20,000 101.17 20
19
Berry Global, Inc. 08/20/18 10,000 93.93 9
10
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 931,875 99.72 929
906
Blackstone Commercial Mortgage Trust 03/02/18 1,575,000 99.43 1,566
1,575
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 30,000 102.20 31
30
BMW US Capital LLC 03/20/18 20,000 96.83 19
20
BNP Paribas SA 05/29/18 200,000 95.00 190
196
BNP Paribas SA 08/07/18 200,000 99.49 199
206
BNP Paribas SA 01/03/19 260,000 100.00 260
270
BNP Paribas SA 01/03/19 400,000 100.38 402
432
BNP Paribas SA 03/18/19 320,000 100.00 320
320
Braskem Netherlands Finance BV 10/04/17 485,000 99.30 482
475
Broadcom, Inc. 11/06/17 450,000 99.26 447
447
Broadcom, Inc. 12/04/18 365,000 99.88 365
365
BX Commercial Mortgage Trust 03/05/19 155,376 100.50 156
156
BX Trust 06/01/18 1,650,000 100.00 1,650
1,642
BXP Trust 10/30/17 818,000 100.75 824
831
CAL Funding III, Ltd. 06/28/17 652,575 99.99 653
654
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,661
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.14 988
993
Canadian Oil Sands, Ltd. 03/22/16 450,000 100.18 451
452
Canadian Oil Sands, Ltd. 04/25/16 680,000 99.57 677
690
Capital Auto Receivables Asset Trust 09/10/18 46,084 99.94 46
46
Carlyle Holdings II Finance LLC 02/09/17 195,000 96.91 189
192

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CCO Holdings LLC / CCO Holdings Capital Corp. 04/13/15 50,000 100.00 50
51
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/16 110,000 101.41 112
114
CCO Holdings LLC / CCO Holdings Capital Corp. 08/14/18 30,000 95.40 29
30
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,599
1,586
Centene Corp. 08/24/18 20,000 103.39 21
21
Cigna Corp. 09/06/18 60,000 100.00 60
61
Cigna Corp. 09/06/18 260,000 100.90 262
269
Cigna Corp. 09/06/18 205,000 99.92 205
212
Cigna Corp. 09/06/18 2,190,000 99.94 2,190
2,200
Cigna Corp. 09/06/18 150,000 99.95 150
154
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.66 175
172
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 98.79 1,401
1,412
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
430
Citigroup Mortgage Loan Trust, Inc. 02/01/17 223,298 97.73 218
222
CK Hutchison International (17) (II), Ltd. 01/02/19 225,000 98.53 222
223
Cloverleaf Cold Storage Trust 03/15/19 1,430,000 100.00 1,430
1,431
Cold Storage Trust 04/20/17 510,000 100.04 510
509
Commercial Mortgage Trust 01/22/16 195,000 106.43 208
206
Commercial Mortgage Trust 02/17/16 205,000 103.83 213
213
Commercial Mortgage Trust 07/25/16 140,000 102.40 143
139
Commercial Mortgage Trust 11/21/16 211,000 100.83 213
209
Commonwealth Bank of Australia 06/14/16 30,000 101.78 31
30
Commonwealth Bank of Australia 07/06/17 30,000 99.64 30
30
CommScope Technologies LLC 03/02/17 30,000 100.00 30
27
Core Industrial Trust 03/01/19 1,520,000 100.00 1,520
1,520
Cott Holdings, Inc. 03/08/17 60,000 100.00 60
61
Cox Communications, Inc. 05/31/17 435,000 108.04 470
481
Cox Communications, Inc. 05/15/18 290,000 97.70 283
292
Credit Suisse Group AG 01/10/17 245,000 97.32 238
244
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.55 597
600
Credit Suisse Mortgage Trust 06/26/18 1,201,621 97.61 1,173
1,173
Credit Suisse Mortgage Trust 09/19/18 200,000 100.00 200
200
DAE Funding LLC 11/01/18 50,000 100.00 50
51
Daimler Finance NA LLC 10/26/16 720,000 99.94 720
715
Daimler Finance NA LLC 01/03/17 945,000 99.99 945
941
Daimler Finance NA LLC 04/30/18 1,460,000 99.92 1,459
1,468
Danone SA 10/26/16 690,000 100.00 690
677
Danske Bank A/S 01/11/19 200,000 99.74 199
205
Danske Bank A/S 03/11/19 200,000 103.38 207
208
Dell International LLC / EMC Corp. 05/17/16 280,000 101.00 283
287
Dell International LLC / EMC Corp. 10/06/16 310,000 120.60 374
375
Dell International LLC / EMC Corp. 10/18/16 100,000 108.04 108
106
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 476,030 100.65 479
481
Deutsche Telekom International Finance BV 05/02/18 251,000 96.71 243
245
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 03/06/18 285,000 121.62 347
336
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,230
ECAF, Ltd. 08/09/18 347,785 99.21 345
346
Ecuador Government International Bond 01/18/18 200,000 100.00 200
190
Electricite de France SA 03/13/19 250,000 97.88 245
254
Empresa Electrica Angamos SA 09/22/17 199,947 102.24 204
201
Enel Finance International NV 01/05/18 250,000 98.03 245
235
Enel Finance International NV 09/11/18 810,000 99.41 805
838
Eni SpA 09/05/18 670,000 99.52 667
688
Equate Petrochemical BV 10/27/16 200,000 99.03 198
202
Farmers Exchange Capital III 10/01/14 420,000 98.72 415
413
FDIC Trust 06/08/12 87,656 103.69 91
88
First Data Corp. 06/13/16 140,000 101.67 142
143
Flagstar Mortgage Trust 10/26/17 963,784 101.43 978
964
Flagstar Mortgage Trust 04/13/18 546,935 98.59 539
543
Fox Corp. 01/15/19 60,000 100.00 60
62
Fox Corp. 01/15/19 110,000 101.29 111
118
Fox Corp. 01/17/19 110,000 105.94 117
122
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 103.16 113
114
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 108.26 256
250
Gazprom OAO Via Gaz Capital SA 02/01/19 209,000 105.48 220
223
Glencore Funding LLC 10/12/16 40,000 101.24 40
41
Glencore Funding LLC 09/13/17 190,000 101.44 193
185
Glencore Funding LLC 03/21/18 20,000 99.64 20
20

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Glencore Funding LLC 01/16/19 60,000 93.95 56
57
Glencore Funding LLC 01/30/19 50,000 97.18 49
49
Glencore Funding LLC 03/05/19 280,000 99.85 280
283
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100.04 1,860
1,854
Grace Mortgage Trust 05/19/17 393,000 103.53 407
397
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
489
GS Mortgage Securities Trust 07/20/16 235,000 112.24 264
247
Hanesbrands, Inc. 08/10/18 10,000 97.85 10
10
Hanesbrands, Inc. 08/13/18 30,000 96.61 29
30
Harley-Davidson Financial Services, Inc. 02/01/19 230,000 98.46 226
227
Hertz Vehicle Financing II, LP 01/10/19 785,000 97.98 769
775
Hertz Vehicle Financing II, LP 01/29/19 935,000 100.07 936
947
Hilton Domestic Operating Co., Inc. 08/13/18 20,000 99.77 20
20
Hilton USA Trust 11/22/16 1,840,000 88.67 1,672
1,826
Hilton USA Trust 05/26/17 226,000 99.70 225
224
HMH Trust 06/09/17 1,170,000 99.99 1,170
1,145
Horizon Aircraft Finance I, Ltd. 11/16/18 905,250 100.00 905
923
Hyundai Capital America 01/02/19 224,000 98.78 221
222
ICICI Bank, Ltd. 09/06/18 252,000 94.46 238
251
Indonesia Government International Bond 07/06/16 430,000 102.50 441
435
ING Bank NV 04/28/17 870,000 109.45 952
941
Intesa Sanpaolo SpA 07/10/17 200,000 99.89 200
195
Intesa Sanpaolo SpA 01/05/18 200,000 99.80 200
195
Inversiones CMPC SA 09/22/17 214,000 103.74 222
219
Jackson National Life Global Funding 04/23/18 2,805,000 100.00 2,806
2,806
JBS Investments GmbH 02/08/17 445,000 98.78 440
451
JPMorgan Chase Commercial Mortgage Securities Trust 08/04/16 500,000 97.73 489
497
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98.86 389
385
JPMorgan Chase Mortgage Trust 03/06/19 2,218,004 99.94 2,217
2,225
JPMorgan Mortgage Trust 03/30/17 338,422 102.61 347
340
JPMorgan Mortgage Trust 05/22/17 482,792 102.50 495
483
JPMorgan Mortgage Trust 08/09/17 861,355 102.65 884
862
JPMorgan Mortgage Trust 10/26/17 623,092 101.09 630
624
JPMorgan Mortgage Trust 03/23/18 696,016 98.59 686
693
JPMorgan Mortgage Trust 04/25/18 1,177,548 97.83 1,154
1,172
JPMorgan Mortgage Trust 08/16/18 3,157,177 100.50 3,168
3,201
JPMorgan Mortgage Trust 09/20/18 413,838 100.55 416
419
JPMorgan Mortgage Trust 01/18/19 977,640 100.71 985
991
JPMorgan Mortgage Trust 03/08/19 2,561,435 98.03 2,511
2,532
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
210
Keurig Dr Pepper, Inc. 09/17/18 487,000 100.12 487
501
KKR Group Finance Co. II LLC 02/20/15 10,000 109.88 11
11
KKR Group Finance Co. III LLC 03/11/15 190,000 100.40 191
195
Korea Southern Power Co., Ltd. 05/02/18 241,000 99.19 239
241
Kraft Heinz Foods Co. 08/05/15 565,000 104.41 587
578
Kuwait Government International Bond 03/13/17 210,000 99.20 208
214
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.70 60
61
Land O' Lakes, Inc. 06/22/16 320,000 103.93 333
330
LCM XXII, Ltd. 07/05/17 1,133,000 101.28 1,147
1,135
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,122
Lloyds TSB Bank PLC 12/07/17 228,000 105.24 240
238
Lukoil International Finance BV 03/22/17 450,000 104.25 469
466
Lukoil International Finance BV 09/19/17 212,000 103.44 219
216
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100.72 878
869
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100.00 780
777
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,487
1,485
Marks And Spencer PLC 11/06/17 207,000 117.48 243
224
Mars, Inc. 03/26/19 140,000 99.35 139
144
Mars, Inc. 03/26/19 165,000 99.63 164
166
Mars, Inc. 03/26/19 255,000 99.71 254
255
Mars, Inc. 03/26/19 60,000 99.93 60
60
MassMutual Global Funding II 09/19/17 1,315,000 99.94 1,314
1,302
Metropolitan Life Global Funding I 04/04/18 1,715,000 99.74 1,711
1,712
Mexico Generadora de Energia S de rl 09/22/17 181,608 106.03 193
183
ML-CFC Commercial Mortgage Trust 08/05/16 203,506 81.99 167
146
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,939
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100.00 1,732
1,725
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.73 40
40

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.75 241
240
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.15 1,457
1,481
MSCG Trust 05/19/15 255,000 101.48 259
254
Mutual of Omaha Insurance Co. 07/14/14 205,000 99.56 204
201
Myriad International Holdings BV 06/29/17 250,000 100.00 250
257
Myriad International Holdings BV 09/21/17 206,000 104.06 214
212
NCL Corp., Ltd. 12/07/16 24,000 100.21 24
24
New Gold, Inc. 10/22/18 235,000 88.26 207
207
New Zealand Government International Bond 10/24/12 NZD 4,103,000 77.55 3,269
3,060
New Zealand Government International Bond 05/16/13 NZD 1,558,000 82.32 1,348
1,229
New Zealand Government International Bond 11/04/13 NZD 897,000 80.32 721
715
NGPL PipeCo LLC 07/25/17 210,000 100.38 211
213
Nissan Motor Acceptance Corp. 07/02/18 244,000 98.52 240
241
Nomura Resecuritization Trust 07/22/16 1,290,000 58.46 754
908
Northern Natural Gas Co. 08/02/18 246,000 97.97 241
253
Northern Natural Gas Co. 03/28/19 65,000 102.56 67
67
Norway Government International Bond 01/18/19 NOK 1,927,000 11.49 222
224
Norway Government International Bond 01/18/19 NOK 902,000 11.72 106
107
Norway Government International Bond 01/18/19 NOK 1,857,000 11.81 219
223
Norway Government International Bond 01/18/19 NOK 10,613,000 11.90 1,263
1,264
Norway Government International Bond 01/18/19 NOK 3,816,000 12.52 478
477
NOVA Chemicals Corp. 08/22/17 340,000 99.01 337
334
NYT Mortgage Trust 01/11/19 2,451,000 100.00 2,451
2,457
One Market Plaza Trust 02/15/17 500,000 100.03 500
500
One Market Plaza Trust 02/15/17 217,000 102.92 223
218
One Market Plaza Trust 02/15/17 595,000 97.79 582
582
Ontario Teachers' Cadillac Fairview Properties Trust 01/28/19 265,000 99.86 265
278
Pacific Life Insurance Co. 10/17/17 190,000 99.92 190
170
Park Aerospace Holdings, Ltd. 02/25/19 50,000 102.39 51
51
Pernod Ricard SA 06/13/16 150,000 105.19 158
156
PMT Credit Risk Transfer Trust 03/21/19 420,000 100.00 420
421
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 86,000 105.89 91
90
Provincia de Buenos Aires 02/08/17 140,000 99.71 140
114
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 104.07 208
207
Reliance Holding USA, Inc. 12/08/17 231,000 102.72 237
235
Reliance Standard Life Global Funding II 01/07/15 455,000 99.75 455
453
Riserva CLO, Ltd. 12/06/18 940,000 100.06 941
940
Roche Holdings, Inc. 01/05/18 241,000 100.92 243
242
Sabal Trail Transmission LLC 08/02/18 239,000 100.44 240
248
Santander UK Group Holdings PLC 03/05/19 226,000 98.13 222
224
Schlumberger Holdings Corp. 12/10/15 40,000 99.95 40
41
Schlumberger Norge AS 06/13/16 70,000 103.67 73
71
Schneider Electric SE 02/04/19 200,000 98.42 197
201
Sequoia Mortgage Trust 10/21/16 608,979 103.11 628
609
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
915
Siemens Financieringsmaatschappij NV 03/05/19 250,000 96.98 242
244
Sky, Ltd. 12/12/18 290,000 98.66 286
301
Smithfield Foods, Inc. 03/27/19 280,000 99.68 279
282
SoFi Professional Loan Program LLC 05/15/18 247,309 99.34 246
246
SoFi Professional Loan Program LLC 05/16/18 665,192 99.56 662
664
SoFi Professional Loan Program LLC 05/23/18 266,519 98.80 263
264
SoFi Professional Loan Program LLC 07/24/18 1,474,000 97.54 1,439
1,465
SoFi Professional Loan Program LLC 07/24/18 1,474,000 97.76 1,442
1,467
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,035,000 100.03 1,035
1,047
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 328,125 99.82 328
328
Standard Chartered PLC 06/14/16 250,000 103.36 258
272
Suzano Austria GmbH 07/27/18 160,000 107.23 172
178
Suzano Austria GmbH 09/17/18 430,000 99.32 427
458
Takeda Pharmaceutical Co., Ltd. 11/19/18 230,000 99.59 229
250
Takeda Pharmaceutical Co., Ltd. 11/19/18 165,000 99.96 165
173
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/21/18 20,000 102.92 21
21
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 30,000 100.00 30
32
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 30,000 100.00 30
33
Teachers Insurance & Annuity Association of America 06/14/16 240,000 112.73 271
268
Textainer Marine Containers, Ltd. 05/11/17 826,481 100.00 826
825
Tharaldson Hotel Portfolio Trust 01/22/18 252,668 99.94 253
252

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
THL Credit Wind River CLO, Ltd. 10/02/17 1,016,000 100.00 1,016
1,009
Towd Point Mortgage Trust 07/22/16 264,716 99.86 264
260
Towd Point Mortgage Trust 05/05/17 521,842 100.32 524
517
Towd Point Mortgage Trust 07/07/17 547,219 100.56 550
539
Towd Point Mortgage Trust 08/04/17 279,667 100.61 281
275
Towd Point Mortgage Trust 09/18/17 1,126,278 100.61 1,133
1,114
Triton Container Finance IV LLC 08/16/17 560,772 100.08 561
557
Triton Container Finance V LLC 03/13/18 223,200 99.98 223
226
Triton Container Finance VI LLC 06/07/17 627,490 99.03 621
625
Trust F/1401 09/20/17 212,000 105.57 224
216
UBS AG 11/27/17 845,000 99.95 845
840
UBS Group Funding Switzerland AG 03/16/17 200,000 100.00 200
208
UBS Group Funding Switzerland AG 03/16/17 270,000 100.00 270
271
UBS Group Funding Switzerland AG 01/28/19 460,000 100.22 461
467
UniCredit SpA 01/08/19 370,000 100.00 370
388
UniCredit SpA 03/26/19 375,000 99.98 375
378
Universal Health Services, Inc. 09/19/17 216,000 102.75 222
218
Univision Communications, Inc. 06/19/15 50,000 99.71 50
48
Univision Communications, Inc. 06/15/16 60,000 98.95 59
56
Verizon Communications, Inc. 09/05/18 468,000 98.49 461
484
VOC Escrow, Ltd. 08/07/18 60,000 96.98 58
58
Volkswagen Group of America Finance LLC 12/21/16 165,000 99.94 165
164
Voya CLO, Ltd. 03/31/17 1,428,000 100.07 1,429
1,424
Walt Disney Co. (The) 03/15/19 40,000 136.43 55
55
Walt Disney Co. (The) 03/15/19 290,000 137.40 398
410
WinWater Mortgage Loan Trust 03/29/17 657,693 102.51 674
666
Woori Bank 12/07/17 232,000 105.34 244
244
Worldwide Plaza Trust 10/31/17 452,000 102.80 465
459
XPO Logistics, Inc. 02/25/19 30,000 101.88 31
31
149,873
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.250
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertsons LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Albertson's LLC Term Loan B6 USD 1 Month LIBOR 3.000
Ambac LSNI LLC USD 3 Month LIBOR 5.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
American Builders Contractors Co., Inc. 1st Lien Term Loan B2 USD 1 Month LIBOR 2.000
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.110
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.400
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.672
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Beacon Roofing Supply, Inc. Term Loan B USD 1 Month LIBOR 2.250
Bear Stearns Alternative-A Trust USD 1 Month LIBOR 0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q USD 2 Month LIBOR 2.000
Blackstone Commercial Mortgage Trust USD 1 Month LIBOR 1.951
BNC Mortgage Loan Trust USD 1 Month LIBOR 0.160
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.149
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
Boyd Gaming Corp. Term Loan B USD 1 Week LIBOR 2.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.500
BX Trust USD 1 Month LIBOR 1.220
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
Campbell Soup Co. USD 3 Month LIBOR 0.630

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Variable Rate Securities
Securities Referenced Rate Spread %
Catalent Pharma Solutions, Inc. Term Loan B USD 1 Month LIBOR 2.250
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Charter Communications Operating LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
CHL Mortgage Pass-Through Trust USD 1 Month LIBOR 0.580
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.450
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Cloverleaf Cold Storage Trust USD 1 Month LIBOR 2.750
Cold Storage Trust USD 1 Month LIBOR 2.100
Comcast Corp. USD 3 Month LIBOR 0.630
Core Industrial Trust USD 1 Month LIBOR 1.650
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.400
Countrywide Asset-Backed Certificates USD 1 Month LIBOR 0.800
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.455
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Dell International LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
EI du Pont de Nemours & Co. USD 3 Month LIBOR 0.530
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Data Corp. 1st Lien Term Loan USD 1 Month LIBOR 2.000
First Data Corp. Term Loan USD 1 Month LIBOR 2.000
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.540
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 1.750
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.158
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B10 USD 1 Month LIBOR 2.000
Hilton Worldwide Finance LLC Term Loan B2 USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.150
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Home Equity Asset Trust USD 1 Month LIBOR 0.410
HSBC Holdings PLC USD 3 Month LIBOR 1.546
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
Indymac Index Mortgage Loan Trust USD 1 Month LIBOR 0.220
Indymac Index Mortgage Loan Trust USD 1 Month LIBOR 0.210
IndyMac Index Mortgage Loan Trust USD 1 Month LIBOR 0.240
Jackson National Life Global Funding USD 3 Month LIBOR 0.300
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
JPMorgan Chase & Co. USD 3 Month LIBOR 0.550
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
LCM XXII, Ltd. USD 3 Month LIBOR 1.480
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 3 Month LIBOR 2.250
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
M A Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.800
Marriott Ownership Resorts, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
Metropolitan Life Global Funding I USD 3 Month LIBOR 0.230
MGM Growth Properties Operating Partnership, LP Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Variable Rate Securities
Securities Referenced Rate Spread %
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.400
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
Navient Student Loan Trust USD 1 Month LIBOR 0.600
Nelnet Student Loan Trust USD 3 Month LIBOR 1.650
New Century Home Equity Loan Trust USD 1 Month LIBOR 0.480
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Numericable Group SA Term Loan B12 USD 1 Month LIBOR 3.688
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates USD 1 Month LIBOR 1.125
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PetSmart, Inc. Term Loan B2 USD 1 Month LIBOR 3.000
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Post Holdings, Inc. Incremental Term Loan B USD 1 Month LIBOR 2.000
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 2.750
Quikrete Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
RAMP Trust USD 1 Month LIBOR 0.570
Regionalcare Hospital Partners, Inc. Term Loan B USD 3 Month LIBOR 4.500
Residential Accredit Loans, Inc.
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.850
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO, Ltd. USD 3 Month LIBOR 1.460
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seattle SpinCo, Inc.1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
Sprint Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
SS&C Technologies, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.250
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Sungard Availability Services Capital, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 10.000
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
Trans Union LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UniCredit SpA USD ICE Swap Rate NY 5 Year Rate 4.914
Unitymedia Finance LLC 1st Lien Term Loan D USD 1 Month LIBOR 2.250

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership 1st Lien Term Loan AR USD 1 Month LIBOR 2.500
Valeant Pharmaceuticals International, Inc. Term Loan B USD 1 Month LIBOR 3.000
Viacom, Inc. USD 3 Month LIBOR 3.899
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
VVC Holding Corp. USD 3 Month LIBOR 4.500
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.700
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.640
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
XPO Logistics, Inc. Term Loan USD 1 Month LIBOR 2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 110 AUD 15,241 06/19
220
Canada 10 Year Government Bond Futures 102 CAD 14,182 06/19
226
Euro-BTP Futures 17 EUR 2,201 06/19
59
Eurodollar Futures 243 USD 59,273 12/19
352
Eurodollar Futures 72 USD 17,600 06/20
71
Eurodollar Futures 12 USD 2,936 03/21
13
Long Gilt Futures 177 GBP 22,898 06/19
647
United States 2 Year Treasury Note Futures 180 USD 38,357 06/19
137
United States 5 Year Treasury Note Futures 404 USD 46,796 06/19
402
United States 10 Year Treasury Note Futures 1,117 USD 138,752 06/19
1,662
United States 10 Year Ultra Treasury Note Futures 60 USD 7,968 06/19
172
United States Long Bond Futures 156 USD 23,347 06/19
576
United States Ultra Bond Futures 175 USD 29,400 06/19
1,059
Short Positions
Euro- Bobl Futures 58 EUR 7,722 06/19
(63)
Euro-Bund Index Futures 353 EUR 58,717 06/19
(1,345)
Euro-OAT Futures 29 EUR 4,717 06/19
(128)
Japan 10 Year Government Bond Futures 31 JPY 4,751,682 06/19
(181)
Long Gilt Futures 45 GBP 5,822 06/19
(117)
United States 2 Year Treasury Note Futures 43 USD 9,163 06/19
(34)
United States 5 Year Treasury Note Futures 31 USD 3,591 06/19
(32)
United States 10 Year Treasury Note Futures 14 USD 1,739 06/19
(26)
United States 10 Year Ultra Treasury Note Futures 1 USD 133 06/19
(2)
United States Long Bond Futures 120 USD 17,959 06/19
(498)
United States Ultra Bond Futures 21 USD 3,528 06/19
(143)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,027

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (CNH/USD)
JPMorgan Chase
Put 1 6.60 USD 900 04/03/19
—
Cross Currency Options (CNH/USD)
JPMorgan Chase
Put 1 6.68 USD 600 04/03/19
—
United States 5 Year Treasury Note
Futures
Merrill Lynch
Call 31 115.00 USD 3,565 04/26/19
(29)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Call 31 115.25 USD 3,573 04/26/19
(21)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Call 16 115.50 USD 1,848 04/26/19
(8)
United States 5 Year Treasury Note
Futures
Merrill Lynch
Call 38 116.50 USD 4,427 04/26/19
(5)
Total Liability for Options Written (premiums received $32)
(63)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,237 CZK 96,102 05/23/19 (55)
Bank of America USD 2,550 HUF 712,023 05/23/19 (54)
Bank of America USD 2,538 PLN 9,689 05/23/19 (11)
Bank of America USD 66 TRY 375 05/23/19 (2)
Bank of America USD 1,591 TRY 8,866 05/23/19 (80)
Bank of America AUD 3,100 EUR 1,925 05/14/19 (72)
Bank of America CZK 243 USD 11 05/23/19 —
Bank of America GBP 3,450 JPY 496,309 05/14/19 (18)
Bank of America HUF 6,908 USD 25 05/23/19 1
Bank of America PLN 54 USD 14 05/23/19 —
Bank of America THB 1,870 USD 59 05/23/19 —
Bank of America THB 131,662 USD 4,223 05/23/19 68
Bank of Montreal USD 2,531 HKD 19,801 05/23/19 (5)
Bank of Montreal USD 1 MXN 12 05/23/19 —
Bank of Montreal USD 1,670 MXN 32,669 05/23/19 (1)
Barclays USD 402 BRL 1,490 04/17/19 (21)
Barclays USD 477 CAD 630 04/17/19 (6)
Barclays USD 528 CAD 705 04/17/19 —
Barclays USD 1,820 CAD 2,415 04/17/19 (12)
Barclays USD 1,010 INR 71,640 04/16/19 20
Barclays USD 11 TWD 327 04/17/19 —
Barclays CNY 10,521 USD 1,526 04/17/19 (40)
Barclays MXN 600 USD 31 04/17/19 —
BNP Paribas USD 32 IDR 463,702 05/23/19 —
BNP Paribas USD 1,652 IDR 23,646,116 05/23/19 (6)
BNP Paribas USD — RUB 12 05/23/19 —
BNP Paribas PHP 3,844 USD 72 05/23/19 —
BNP Paribas PHP 219,170 USD 4,160 05/23/19 21
BNP Paribas RUB 166,030 USD 2,477 05/23/19 (35)
Brown Brothers Harriman USD 4,236 AUD 5,962 04/24/19 (1)
Brown Brothers Harriman AUD 2,950 JPY 231,642 05/14/19 2
Brown Brothers Harriman NOK 90,636 USD 10,636 04/24/19 119
Citigroup USD 261 BRL 978 04/17/19 (11)
Citigroup USD 477 BRL 1,780 04/17/19 (23)
Citigroup USD 197 EUR 175 04/01/19 —
Citigroup USD 357 GBP 278 04/17/19 6
Citigroup USD 14,122 GBP 10,648 04/24/19 (238)
Citigroup USD 83 MXN 1,600 04/17/19 (1)
Citigroup USD 999 MXN 19,390 04/17/19 (3)
Citigroup USD 400 RUB 27,105 04/17/19 13
Citigroup BRL 406 USD 106 05/23/19 3
Citigroup BRL 15,752 USD 4,195 05/23/19 186
Citigroup CHF 14,858 USD 14,879 04/24/19 (74)
Citigroup EUR 175 USD 197 04/17/19 —
Citigroup EUR 225 USD 255 04/17/19 3
Citigroup EUR 448 USD 520 04/17/19 17

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup JPY 39,894 USD 371 04/17/19 11
JPMorgan Chase USD 6 ARS 229 05/08/19 (1)
JPMorgan Chase USD 7 ARS 300 05/08/19 (1)
JPMorgan Chase USD 8 ARS 337 05/15/19 (1)
JPMorgan Chase USD 12 ARS 487 05/15/19 (1)
JPMorgan Chase USD 12 ARS 486 05/15/19 (1)
JPMorgan Chase USD 638 BRL 2,390 04/17/19 (28)
JPMorgan Chase USD 852 CAD 1,144 04/01/19 4
JPMorgan Chase USD 1,610 CAD 2,134 04/01/19 (13)
JPMorgan Chase USD 2,449 CAD 3,278 07/02/19 9
JPMorgan Chase USD 3,488 CHF 3,469 04/01/19 (4)
JPMorgan Chase USD 77 CZK 1,754 04/01/19 —
JPMorgan Chase USD 1,477 EUR 1,304 04/12/19 (13)
JPMorgan Chase USD 1,560 EUR 1,376 04/12/19 (15)
JPMorgan Chase USD 1,652 GBP 1,257 04/12/19 (14)
JPMorgan Chase USD 2,774 GBP 2,147 04/12/19 24
JPMorgan Chase USD 67 HKD 524 04/01/19 —
JPMorgan Chase USD 3,376 HUF 959,704 04/01/19 (24)
JPMorgan Chase USD 939 JPY 104,470 04/12/19 4
JPMorgan Chase USD 1,084 JPY 118,347 04/12/19 (15)
JPMorgan Chase USD 1,092 MXN 21,358 04/01/19 8
JPMorgan Chase USD 1,667 MXN 32,142 04/01/19 (11)
JPMorgan Chase USD 1,256 NOK 10,971 04/01/19 16
JPMorgan Chase USD 1,861 NOK 15,824 04/01/19 (26)
JPMorgan Chase USD 2,831 NOK 24,302 07/02/19 (3)
JPMorgan Chase USD 17 PHP 911 04/24/19 —
JPMorgan Chase USD 1,003 PLN 3,844 04/01/19 (2)
JPMorgan Chase USD 1,181 PLN 4,437 04/01/19 (25)
JPMorgan Chase USD 1,780 PLN 6,777 07/02/19 (10)
JPMorgan Chase USD 1,422 SEK 13,362 04/01/19 15
JPMorgan Chase USD 2,760 SEK 24,889 04/01/19 (84)
JPMorgan Chase USD 4,161 SEK 38,251 07/02/19 (19)
JPMorgan Chase USD 5,431 SGD 7,357 04/01/19 (2)
JPMorgan Chase AUD 1,307 USD 919 04/12/19 (9)
JPMorgan Chase AUD 2,773 USD 1,952 04/12/19 (17)
JPMorgan Chase AUD 7,786 USD 5,508 04/12/19 (22)
JPMorgan Chase BRL 2,198 USD 573 04/24/19 13
JPMorgan Chase BRL 4,300 USD 1,120 04/25/19 23
JPMorgan Chase CAD 3,278 USD 2,444 04/01/19 (9)
JPMorgan Chase CHF 1,212 USD 1,204 04/01/19 (13)
JPMorgan Chase CHF 2,257 USD 2,288 04/01/19 22
JPMorgan Chase CHF 3,469 USD 3,518 07/02/19 4
JPMorgan Chase COP 3,240,037 USD 1,026 04/24/19 11
JPMorgan Chase COP 3,790,861 USD 1,220 04/26/19 32
JPMorgan Chase CZK 1,754 USD 78 04/01/19 2
JPMorgan Chase CZK 1,754 USD 77 07/02/19 —
JPMorgan Chase EUR 968 USD 1,090 04/12/19 3
JPMorgan Chase EUR 1,334 USD 1,502 04/12/19 4
JPMorgan Chase EUR 4,310 USD 4,910 04/12/19 70
JPMorgan Chase HKD 524 USD 67 04/01/19 —
JPMorgan Chase HKD 524 USD 67 07/02/19 —
JPMorgan Chase HUF 335,237 USD 1,193 04/01/19 22
JPMorgan Chase HUF 624,467 USD 2,253 04/01/19 71
JPMorgan Chase HUF 959,704 USD 3,398 07/02/19 25
JPMorgan Chase IDR 277,505 USD 19 04/24/19 —
JPMorgan Chase JPY 47,155 USD 426 04/12/19 —
JPMorgan Chase MXN 20,243 USD 1,053 04/01/19 10
JPMorgan Chase MXN 33,257 USD 1,698 04/01/19 (16)
JPMorgan Chase MXN 32,142 USD 1,643 07/02/19 11
JPMorgan Chase NOK 2,493 USD 284 04/01/19 (5)
JPMorgan Chase NOK 24,302 USD 2,821 04/01/19 3
JPMorgan Chase NZD 2,010 USD 1,361 04/12/19 (8)
JPMorgan Chase NZD 3,378 USD 2,297 04/12/19 (4)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NZD 9,969 USD 6,727 04/12/19 (63)
JPMorgan Chase PEN 6,125 USD 1,855 04/24/19 12
JPMorgan Chase PEN 7,257 USD 2,198 04/25/19 14
JPMorgan Chase PEN 9,437 USD 2,855 04/26/19 15
JPMorgan Chase PLN 1,504 USD 393 04/01/19 1
JPMorgan Chase PLN 6,777 USD 1,775 04/01/19 10
JPMorgan Chase SEK 38,251 USD 4,132 04/01/19 18
JPMorgan Chase SGD 2,595 USD 1,911 04/01/19 (4)
JPMorgan Chase SGD 4,762 USD 3,522 04/01/19 8
JPMorgan Chase SGD 7,357 USD 5,439 07/02/19 1
JPMorgan Chase THB 51,270 USD 1,620 04/24/19 4
JPMorgan Chase THB 106,217 USD 3,356 04/25/19 7
Royal Bank of Canada USD 4,229 NZD 6,162 04/24/19 (32)
Royal Bank of Canada GBP 3,400 USD 4,511 05/14/19 73
Royal Bank of Canada JPY 665,810 USD 5,986 04/24/19 (33)
Standard Chartered KRW 27,422 USD 24 05/23/19 —
Standard Chartered KRW 1,886,828 USD 1,680 05/23/19 20
State Street USD 13 HKD 100 05/23/19 —
State Street USD 1,647 INR 119,113 05/23/19 57
State Street USD 10,672 SEK 98,266 04/24/19 (85)
State Street USD 19 TWD 584 05/23/19 —
State Street USD 2,531 TWD 77,762 05/23/19 (7)
State Street AUD 3,100 EUR 1,925 05/14/19 (71)
State Street EUR 13,076 USD 14,874 04/24/19 178
State Street INR 1,631 USD 23 05/23/19 —
State Street MYR 173 USD 42 05/23/19 —
State Street MYR 17,102 USD 4,191 05/23/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(186)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,189 8.410%
(5)
Brazil Interbank Deposit
Rate
(3)
01/02/20
1 7 8
Citigroup BRL 2,300 8.410%
(5)
Brazil Interbank Deposit
Rate
(2)
01/02/20
1 14 15
Citigroup BRL 2,600 8.410%
(5)
Brazil Interbank Deposit
Rate
(3)
01/02/20
1 16 17
Citigroup BRL 4,000 8.410%
(5)
Brazil Interbank Deposit
Rate
(3)
01/02/20
2 24 26
Citigroup BRL 11,400 8.410%
(5)
Brazil Interbank Deposit
Rate
(3)
01/02/20
— 75 75
JPMorgan Chase CZK 4,650 Six Month PRIBOR
(3)
1.925%
(4)
06/19/25
— (2) (2)
JPMorgan Chase CZK 15,900 Six Month PRIBOR
(3)
0.495%
(5)
06/19/25
— 53 53
JPMorgan Chase CZK 29,400 Six Month PRIBOR
(3)
1.985%
(4)
06/19/25
— (17) (17)
JPMorgan Chase CZK 36,900 Six Month PRIBOR
(3)
1.280%
(5)
06/19/25
— 48 48
Merrill Lynch MXN 189,000 7.351%
(1)
Mexico Interbank 28
Day Deposit Rate
(2)
04/05/21
(5) (116) (121)
Merrill Lynch GBP 1,500 Six Month LIBOR
(3)
1.271%
(5)
10/26/21
1 (13) (12)
Merrill Lynch USD 3,050 2.851%
(3)
Three Month LIBOR
(4)
12/18/21
19 22 41
Merrill Lynch USD 8,044
Federal Fund
Effective Rate
(3)
Three Month LIBOR
(4)
06/19/24
— 6 6
Merrill Lynch USD 2,108 Three Month LIBOR
(5)
2.250%
(5)
12/31/25
3 6 9
Merrill Lynch USD 6,091
Federal Fund
Effective Rate
(3)
2.250%
(3)
12/31/25
(65) (10) (75)
Merrill Lynch USD 2,751 3.000%
(3)
Three Month LIBOR
(2)
02/15/36
4 161 165

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Merrill Lynch USD 1,974 Three Month LIBOR
(2)
3.330%
(3)
02/15/44
— (266) (266)
Merrill Lynch USD 2,072 Three Month LIBOR
(2)
2.875%
(5)
05/15/44
8 (110) (102)
Merrill Lynch USD 2,072 Three Month LIBOR
(2)
3.000%
(1)
05/15/44
(2) (149) (151)
Merrill Lynch USD 2,295 Three Month LIBOR
(2)
2.750%
(3)
08/15/44
(10) (48) (58)
UBS USD 9,581 Three Month LIBOR
(2)
2.500%
(3)
01/31/26
(133) 27 (106)
Total Open Interest Rate Swap Contracts (å)
(175) (272) (447)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 2,724 5.000%
(2)
12/20/23
38 140 178
CDX NA High Yield Index Merrill Lynch
Sell
USD 1,770 5.000%
(2)
06/20/24
108 10 118
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 10,500 1.000%
(2)
12/20/23
40 162 202
CDX NA Investment Grade
Index Merrill Lynch
Sell
USD 13,200 1.000%
(2)
06/20/24
212 22 234
iTraxx Europe Crossover
Index Goldman Sachs
Sell
USD 7,600 5.000%
(2)
06/20/24
977 (45) 932
Total Open Credit Indices Contracts (å) 1,375 289 1,664
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 39,332 $ —
$ —
$ 39,332
Corporate Bonds and Notes — 158,883 —
—
158,883
International Debt — 69,101 —
—
69,101
Loan Agreements — 4,187 —
—
4,187
Mortgage-Backed Securities — 244,621 200
—
244,821
Municipal Bonds — 986 —
—
986
Non-US Bonds — 47,076 —
—
47,076
United States Government Treasuries — 258,186 —
—
258,186
Common Stocks — — —
—
—
Options Purchased — — —
—
—
Short-Term Investments — 42,242 —
44,555
86,797
Total Investments — 864,614 200 44,555 909,369
Other Financial Instruments

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Assets
Futures Contracts 5,59 6 — — — 5, 596
Foreign Currency Exchange Contracts — 1,294 — — 1,294
Interest Rate Swap Contracts — 463 — — 463
Credit Default Swap Contracts — 1,664 — — 1,664
Liabilities
Futures Contracts (2, 569 ) — — — (2, 569 )
Options Written (63) — — — (63)
Foreign Currency Exchange Contracts — (1, 480 ) — — (1, 480 )
Interest Rate Swap Contracts — (910) — — (910)
Total Other Financial Instruments
*
$ 2,964 $ 1,031 $ — $ — $ 3, 995
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
920
Australia .................................................................................
5,014
Austria ....................................................................................
451
Brazil ......................................................................................
5,507
Canada ....................................................................................
9,818
Cayman Islands .......................................................................
16,136
Chile .......................................................................................
420
China ......................................................................................
508
Colombia .................................................................................
6,267
Curacao ...................................................................................
39
Denmark .................................................................................
413
Ecuador ..................................................................................
190
Finland ...................................................................................
373
France .....................................................................................
3,514
Germany .................................................................................
201
Guernsey .................................................................................
326
India .......................................................................................
251
Indonesia ................................................................................
672
Ireland ....................................................................................
2,698
Italy ........................................................................................
1,844
Japan ......................................................................................
1,905
Kazakhstan .............................................................................
209
Kuwait ....................................................................................
214

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Luxembourg ............................................................................
1,233
Macao .....................................................................................
460
Malaysia ..................................................................................
3,846
Mexico ....................................................................................
9,871
Netherlands ............................................................................
9,486
New Zealand ...........................................................................
5,003
Norway ....................................................................................
2,366
Panama ...................................................................................
246
Peru ........................................................................................
4,127
Poland .....................................................................................
1,500
Russia .....................................................................................
1,340
Singapore ................................................................................
5,528
South Korea ............................................................................
486
Spain .......................................................................................
839
Sweden ....................................................................................
253
Switzerland .............................................................................
1,191
Thailand ..................................................................................
223
United Arab Emirates .............................................................
249
United Kingdom ......................................................................
9,690
United States ...........................................................................
793,542
Total Investments .................................................................... 909,369

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.4%
Australia - 3.7%
Charter Hall Group - ADR(ö) 613,298 4,475
Dexus Property Group(ö) 216,734 1,960
Goodman Group(ö) 682,086 6,461
GPT Group (The)(ö) 2,440,690 10,754
Mirvac Group(ö) 1,637,811 3,191
Scentre Group(ö) 2,461,234 7,200
34,041
Austria - 0.2%
CA Immobilien Anlagen AG 51,428 1,857
Belgium - 0.2%
Aedifica (ö) 11,793 1,127
VGP NV 7,625 600
1,727
Canada - 2.0%
Allied Properties Real Estate Investment
Trust(ö) 120,130 4,431
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 141,368 4,314
Canadian Apartment Properties(ö) 85,737 3,296
Crombie Real Estate Investment Trust(ö) 142 2
First Capital Realty, Inc. Class A 38,282 613
Granite Real Estate Investment Trust(ö) 36,122 1,726
Healthcare Realty Trust, Inc.(Æ) 37 1
RioCan Real Estate Investment Trust(ö) 41,913 830
SmartCentres Real Estate Investment
Trust(ö) 132,766 3,478
18,691
China - 0.2%
China Overseas Land & Investment, Ltd. 608,000 2,312
Finland - 0.0%
Citycon OYJ(Æ)(Ñ) 43,168 442
France - 3.9%
Covivio (ö) 26,750 2,841
Gecina SA(ö) 56,031 8,294
Klepierre SA - GDR(ö) 395,510 13,852
Unibail - Rodamco -Westfield(ö) 68,496 11,229
36,216
Germany - 3.5%
ADO Properties SA(Þ) 27,797 1,581
Alstria Office REIT-AG(ö) 225,844 3,674
Deutsche Wohnen SE 282,386 13,698
Instone Real Estate Group AG(Æ)(Þ) 21,304 478
LEG Immobilien AG 27,091 3,326
Vonovia SE 193,960 10,054
32,811
Hong Kong - 11.0%
Champion REIT(ö) 705,433 611
CK Asset Holdings, Ltd. 2,013,259 17,899
Hang Lung Properties, Ltd. - ADR 1,504,818 3,673
Hongkong Land Holdings, Ltd. 1,905,000 13,559
Hysan Development Co., Ltd. 543,596 2,912
Link REIT (The)(ö) 1,521,000 17,785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New World Development Co., Ltd. 6,572,929 10,900
Sino Land Co., Ltd. 1,698,664 3,285
Sun Hung Kai Properties, Ltd. 979,889 16,812
Swire Properties, Ltd. 2,802,626 12,058
Wharf Real Estate Investment Co., Ltd. 328,342 2,445
101,939
Ireland - 0.3%
Green REIT PLC(ö) 962,914 1,622
Hibernia REIT PLC(ö) 674,587 1,011
2,633
Japan - 10.0%
Activia Properties, Inc.(ö) 936 3,889
Daibiru Corp. 76,000 723
Daiwa Office Investment Corp.(ö) 190 1,351
Frontier Real Estate Investment Corp.(ö) 492 2,063
Global One Real Estate Investment
Corp.(ö) 3,533 4,244
GLP J- Reit (ö) 1,979 2,122
Hulic Co., Ltd. 113,300 1,113
Invincible Investment Corp.(ö) 5,570 2,727
Japan Logistics Fund, Inc.(ö) 1,043 2,212
Japan Real Estate Investment Corp.(ö) 252 1,485
Mitsubishi Estate Co., Ltd. 1,259,876 22,882
Mitsui Fudosan Co., Ltd. 359,500 9,058
Mori Hills REIT Investment Corp. Class
A(ö) 2,364 3,176
Mori Trust Sogo REIT, Inc.(ö) 827 1,286
Nippon Building Fund, Inc.(ö) 804 5,444
Nippon Prologis REIT, Inc.(ö) 1,116 2,375
NIPPON REIT Investment Corp.(ö) 352 1,357
Nomura Real Estate Master Fund, Inc.(ö) 1,758 2,591
Orix JREIT, Inc.(ö) 2,665 4,571
Premier Investment Corp.(ö) 2,672 3,368
Sekisui House REIT, Inc.(ö) 2,045 1,545
Sumitomo Realty & Development Co.,
Ltd. 124,386 5,162
Tokyo Tatemono Co., Ltd. 235,182 2,891
Tokyu Fudosan Holdings Corp. 727,881 4,364
XYMAX REIT Investment Corp.(ö) 915 1,013
93,012
Netherlands - 0.6%
Eurocommercial Properties NV 95,344 2,752
InterXion Holding NV(Æ) 41,299 2,756
5,508
Norway - 0.4%
Entra ASA(Þ) 218,004 3,292
Singapore - 1.4%
CapitaLand Commercial Trust, Ltd.(ö) 1,357,400 1,946
CapitaLand, Ltd. 883,400 2,386
City Developments, Ltd. 362,000 2,421
Mapletree Logistics Trust(ö) 2,965,700 3,199
Parkway Life Real Estate Investment
Trust(ö) 588,700 1,269
UOL Group, Ltd. 296,100 1,524
12,745

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 1.2%
Inmobiliaria Colonial Socimi SA(ö) 337,142 3,468
Merlin Properties Socimi SA(ö) 610,342 7,988
11,456
Sweden - 1.1%
Atrium Ljungberg AB Class B 20,000 342
Castellum AB 255,274 4,953
Catena AB 51,961 1,439
Fabege AB 204,692 2,972
Hufvudstaden AB Class A 50,068 869
10,575
Switzerland - 0.4%
Swiss Prime Site AG Class A(Æ) 39,251 3,441
United Kingdom - 6.0%
Assura PLC(ö) 2,620,734 1,961
Big Yellow Group PLC(ö) 123,947 1,602
British Land Co. PLC (The)(ö) 1,310,194 10,055
Derwent London PLC(ö) 90,850 3,815
Grainger PLC 554,512 1,709
Great Portland Estates PLC(ö) 647,148 6,295
Hammerson PLC(ö) 215,059 942
Intu Properties PLC Class H(Ñ)(ö) 399,730 556
Land Securities Group PLC(ö) 833,742 9,931
LondonMetric Property PLC(ö) 688,820 1,792
LXB Retail Properties PLC(Æ) 335,459 7
Safestore Holdings PLC(ö) 190,189 1,478
Segro PLC(ö) 891,266 7,820
St. Modwen Properties PLC 119,213 617
The PRS REIT PLC(ö) 937,480 1,204
Tritax EuroBox PLC(ö)(Þ) 550,939 698
Unite Group PLC (The)(ö) 227,590 2,721
Urban & Civic PLC 714,670 2,542
Warehouse Reit PLC(ö)(Þ) 60,806 82
55,827
United States - 51.3%
Acadia Realty Trust(ö) 16,255 444
Agree Realty Corp.(Ñ)(ö) 68,827 4,772
Alexandria Real Estate Equities, Inc.(ö) 49,318 7,031
American Campus Communities, Inc.(ö) 74,528 3,546
American Homes 4 Rent Class A(ö) 56,052 1,274
Americold Realty Trust(ö) 249,893 7,624
Apartment Investment & Management
Co. Class A(ö) 160,703 8,081
AvalonBay Communities, Inc.(ö) 37,382 7,503
BGP Holdings PLC(Æ)(Š) 926,311 —
Boston Properties, Inc.(ö) 72,751 9,740
Brixmor Property Group, Inc.(ö) 341,948 6,282
Camden Property Trust(ö) 27,312 2,772
CBL & Associates Properties, Inc.(ö) 4,399 7
Columbia Property Trust, Inc.(ö) 28,248 635
CoreSite Realty Corp. Class A(ö) 22,683 2,428
Crown Castle International Corp.(ö) 22,423 2,870
CubeSmart (ö) 173,207 5,550
CyrusOne , Inc.(ö) 106,762 5,598
DiamondRock Hospitality Co.(ö) 192,100 2,081
Digital Realty Trust, Inc.(ö) 64,612 7,689
Douglas Emmett, Inc.(ö) 88,540 3,579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Empire State Realty Trust, Inc. Class
A(ö) 191,184 3,021
Equinix , Inc.(ö) 2,804 1,271
Equity LifeStyle Properties, Inc. Class
A(ö) 93,815 10,723
Equity Residential(ö) 200,812 15,125
Essential Properties Realty Trust, Inc.(ö) 127,143 2,482
Essex Property Trust, Inc.(ö) 62,785 18,160
Extra Space Storage, Inc.(ö) 155,628 15,859
Federal Realty Investment Trust(ö) 12,610 1,739
HCP, Inc.(ö) 214,732 6,721
Healthcare Realty Trust, Inc.(ö) 34,369 1,104
Healthcare Trust of America, Inc. Class
A(ö) 13,761 393
Host Hotels & Resorts, Inc.(ö) 355,441 6,718
Hudson Pacific Properties, Inc.(ö) 69,360 2,387
Invitation Homes, Inc.(ö) 339,553 8,262
JBG Smith Properties(ö) 118,079 4,882
Kilroy Realty Corp.(ö) 140,984 10,708
Kimco Realty Corp.(ö) 249,297 4,612
Liberty Property Trust(ö) 83,159 4,027
Life Storage, Inc.(ö) 36,501 3,551
Macerich Co. (The)(ö) 253,550 10,992
Mack-Cali Realty Corp.(ö) 165,944 3,684
Medical Properties Trust, Inc.(ö) 158,614 2,936
MGM Growth Properties LLC Class A(ö) 106,378 3,431
Mid-America Apartment Communities,
Inc.(ö) 60,133 6,575
Omega Healthcare Investors, Inc.(Ñ)(ö) 72,631 2,771
Paramount Group, Inc.(ö) 307,748 4,368
Park Hotels & Resorts, Inc.(ö) 114,006 3,544
Pebblebrook Hotel Trust(Ñ)(ö) 98,935 3,073
Pennsylvania Real Estate Investment
Trust(Ñ)(ö) 34,837 219
Physicians Realty Trust(ö) 178,971 3,367
Prologis, Inc.(ö) 376,512 27,090
Public Storage(ö) 44,623 9,718
QTS Realty Trust, Inc. Class A(ö) 15,703 707
Realty Income Corp.(ö) 162,857 11,979
Regency Centers Corp.(ö) 211,726 14,290
Rexford Industrial Realty, Inc.(ö) 121,303 4,344
RLJ Lodging Trust(ö) 170,823 3,001
Ryman Hospitality Properties, Inc.(ö) 54,766 4,504
Sabra Health Care REIT, Inc.(ö) 161,319 3,141
SBA Communications Corp.(Æ)(ö) 15,344 3,064
Simon Property Group, Inc.(ö) 168,797 30,756
SITE Centers Corp.(ö) 121,098 1,649
SL Green Realty Corp.(ö) 168,305 15,134
STAG Industrial, Inc.(ö) 52,440 1,555
STORE Capital Corp.(ö) 157,081 5,262
Sun Communities, Inc.(ö) 48,433 5,740
Sunstone Hotel Investors, Inc.(ö) 419,540 6,041
Taubman Centers, Inc.(ö) 37,977 2,008
UDR, Inc.(ö) 370,264 16,830
Ventas, Inc.(ö) 26,770 1,708
VEREIT, Inc.(ö) 867,179 7,258
VICI Properties, Inc.(ö) 169,103 3,700
Vornado Realty Trust(ö) 205,522 13,860
Weingarten Realty Investors(ö) 142,832 4,195

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Welltower , Inc.(ö) 290,450 22,539
476,284
Total Common Stocks
(cost $772,595) 904,809
Short-Term Investments - 1.9%
United States - 1.9%
U.S. Cash Management Fund(@) 17,916,110 (∞) 17,920
Total Short-Term Investments
(cost $17,920) 17,920
Other Securities - 1.1%
U.S. Cash Collateral Fund(×)(@) 10,583,965 (∞) 10,584
Total Other Securities
(cost $10,584) 10,584
Total Investments 100.4%
(identified cost $801,099) 933,313
Other Assets and Liabilities, Net
- (0.4%)
(4,158)
Net Assets - 100.0%
929,155

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.7%
ADO Properties SA 07/23/15 EUR 27,797 31.42 810
1,581
Entra ASA 07/21/15 NOK 218,004 10.56 2,377
3,292
Instone Real Estate Group AG 03/28/19 EUR 21,304 22.11 471
478
Tritax EuroBox PLC 07/04/18 GBP 550,939 1.26 634
698
Warehouse Reit PLC 09/20/17 GBP 60,806 1.38 84
82
6,131
For a description of restricted securities see note 6 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 340 USD 11,679 06/19
292
FTSE/EPRA Europe Index Futures 146 EUR 3,220 06/19
51
Hang Seng Index Futures 9 HKD 13,085 04/19
27
MSCI Singapore Index Futures 19 SGD 683 04/19
3
S&P/TSX 60 Index Futures 4 CAD 766 06/19
2
SPI 200 Index Futures 9 AUD 1,388 06/19
(2)
TOPIX Index Futures 16 JPY 254,720 06/19
(14)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
359
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 14 JPY 1,601 04/01/19 —
Bank of America USD 36 JPY 4,000 04/01/19 —
Bank of America USD 36 JPY 4,001 04/01/19 —
Bank of America USD 41 JPY 4,501 04/01/19 —
Bank of America USD 47 JPY 5,173 04/02/19 —
Bank of America USD 56 JPY 6,188 04/02/19 —
Bank of America USD 65 JPY 7,168 04/02/19 —
Bank of America USD 10 SGD 14 04/01/19 —
Bank of America USD 17 SGD 23 04/01/19 —
Bank of America USD 97 SGD 131 04/01/19 —
Bank of America JPY 2,463 USD 22 04/01/19 —
Bank of America JPY 1,149 USD 10 04/02/19 —
Bank of America JPY 3,841 USD 35 04/02/19 —
Bank of Montreal USD 289 AUD 408 06/19/19 2
Bank of Montreal USD 174 CAD 232 06/19/19 —
Bank of Montreal USD 1,287 EUR 1,130 06/19/19 (12)
Bank of Montreal USD 613 HKD 4,801 06/19/19 —
Bank of Montreal USD 841 JPY 92,973 06/19/19 2
Bank of Montreal USD 201 SGD 272 06/19/19 —
Brown Brothers Harriman USD 221 EUR 197 04/01/19 —
Brown Brothers Harriman USD 64 EUR 57 04/02/19 —
Brown Brothers Harriman USD 250 EUR 223 04/02/19 —
Brown Brothers Harriman EUR 190 USD 213 04/01/19 —
Brown Brothers Harriman EUR 238 USD 267 04/02/19 —
Brown Brothers Harriman EUR 180 USD 205 06/19/19 2
Brown Brothers Harriman EUR 220 USD 251 06/19/19 3
Brown Brothers Harriman HKD 1,430 USD 183 06/19/19 —
Brown Brothers Harriman JPY 15,710 USD 144 06/19/19 1
Brown Brothers Harriman SGD 110 USD 82 06/19/19 —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 289 AUD 408 06/19/19 1
Citigroup USD 174 CAD 232 06/19/19 (1)
Citigroup USD 1,286 EUR 1,130 06/19/19 (10)
Citigroup USD 613 HKD 4,801 06/19/19 —
Citigroup USD 841 JPY 92,973 06/19/19 3
Citigroup USD 201 SGD 272 06/19/19 —
Royal Bank of Canada USD 289 AUD 408 06/19/19 2
Royal Bank of Canada USD 174 CAD 232 06/19/19 —
Royal Bank of Canada USD 1,287 EUR 1,130 06/19/19 (12)
Royal Bank of Canada USD 613 HKD 4,801 06/19/19 —
Royal Bank of Canada USD 14 JPY 1,591 04/03/19 —
Royal Bank of Canada USD 43 JPY 4,768 04/03/19 —
Royal Bank of Canada USD 50 JPY 5,563 04/03/19 —
Royal Bank of Canada USD 52 JPY 5,749 04/03/19 —
Royal Bank of Canada USD 132 JPY 14,597 04/03/19 —
Royal Bank of Canada USD 841 JPY 92,973 06/19/19 3
Royal Bank of Canada USD 201 SGD 272 06/19/19 —
Royal Bank of Canada JPY 3,077 USD 28 04/03/19 —
Royal Bank of Canada JPY 3,451 USD 31 04/03/19 —
Royal Bank of Canada JPY 5,915 USD 53 04/03/19 —
State Street CAD — USD — 04/01/19 —
State Street EUR — USD — 04/01/19 —
State Street JPY 1,084 USD 10 04/01/19 —
State Street JPY 5,935 USD 53 04/01/19 —
State Street SEK 119 USD 13 04/01/19 —
State Street SEK 264 USD 28 04/01/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(16)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 34,041 $ —
$ —
$ 34,041
Austria — 1,857 —
—
1,857
Belgium — 1,727 —
—
1,727
Canada 18,691 — —
—
18,691
China — 2,312 —
—
2,312
Finland — 442 —
—
442
France 11,229 24,987 —
—
36,216
Germany — 32,811 —
—
32,811
Hong Kong — 101,939 —
—
101,939
Ireland — 2,633 —
—
2,633
Japan — 93,012 —
—
93,012
Netherlands 2,756 2,752 —
—
5,508
Norway — 3,292 —
—
3,292
Singapore — 12,745 —
—
12,745
Spain — 11,456 —
—
11,456
Sweden — 10,575 —
—
10,575
Switzerland — 3,441 —
—
3,441
United Kingdom — 55,827 —
—
55,827
United States 476,284 — —
—
476,284

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — March 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — — 17,920 17,920
Other Securities — — — 10,584 10,584
Total Investments 508,960 395,849 — 28,504 933,313
Other Financial Instruments
Assets
Futures Contracts 375 — —
—
375
Foreign Currency Exchange Contracts — 19 —
—
19
Liabilities
Futures Contracts (16) — —
—
(16)
Foreign Currency Exchange Contracts (1) (34) —
—
(35)
Total Other Financial Instruments
*
$ 358 $ (15) $ — $ — $ 343
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2019, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
290,606
Healthcare ..............................................................................
47,909
Industrial ................................................................................
63,612
Lodging/Resorts ......................................................................
35,119
Office ......................................................................................
134,741
Residential ..............................................................................
146,087
Retail ......................................................................................
148,978
Self Storage .............................................................................
37,757
Short-Term Investments ..........................................................
17,920
Other Securities ......................................................................
10,584
Total Investments .................................................................... 933,313

Russell Investment Funds
Notes to Schedules of Investments — March 31, 2019 (Unaudited)
Notes to Schedules of Investments 73
Footnotes:
Abbreviations:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
( ƒ ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 6.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1)
Weekly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2019 (Unaudited)
74 Notes to Schedules of Investments
UK - United Kingdom

Russell Investment Funds
Notes to Schedules of Investments, continued — March 31, 2019 (Unaudited)
Notes to Schedules of Investments 75
Foreign Currency Abbreviations:
ARS - Argentine peso HUF - Hungarian forint PKR - Pakistani rupee
AUD - Australian dollar IDR - Indonesian rupiah PLN - Polish zloty
BRL - Brazilian real ILS - Israeli shekel RUB - Russian ruble
CAD - Canadian dollar INR - Indian rupee SEK - Swedish krona
CHF - Swiss franc ISK - Icelandic krona SGD - Singapore dollar
CLP - Chilean peso ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
HKD – Hong Kong dollar PHP – Philippine peso

Russell Investment Funds
Notes to Quarterly Report — March 31, 2019 (Unaudited)
76 Notes to Quarterly Report
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision and believes the adoption of this ASU will not have a material impact on the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 77
or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
78 Notes to Quarterly Report
described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.
The U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, and Global Real Estate
Securities Fund had no transfers between Levels 1, 2 and 3 for the period ended March 31, 2019. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Strategic Bond Fund had transfers out of Level 3 to Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $386,729.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 79
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
80 Notes to Quarterly Report
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivable from broker and Payable due to broker for futures and swap contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended March 31, 2019 the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 81
The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019 the Funds had cash collateral balances in connection with foreign currency contracts purchased /sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended March 31, 2019, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Due to Broker
Strategic Bond Fund $ 770,000
Funds Strategies
Strategic Bond Fund Return enhancement and hedging

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
82 Notes to Quarterly Report
prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
As of March 31, 2019, the Funds had no cash collateral balances in connection with futures contracts purchased /sold.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of March 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 866,357 $ 100,000

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 83
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
84 Notes to Quarterly Report
may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended March 31, 2019, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended March 31, 2019, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 85
The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2019.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended March 31, 2019, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended March 31, 2019, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2019, the Strategic Bond Fund had no unfunded loan commitments.

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
86 Notes to Quarterly Report
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 87
other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
88 Notes to Quarterly Report
to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
Notes to Quarterly Report 89
principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of March 31, 2019, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment Transactions
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1⁄3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of March 31, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM.
Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received

Russell Investment Funds
Notes to Quarterly Report, continued — March 31, 2019 (Unaudited)
90 Notes to Quarterly Report
from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2019, the Funds had invested
$93,815,916 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $39,714,118 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At March 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On April 1, 2019 the Board declared dividends payable from net investment income. Dividends were paid on April 3, 2019, to shareholders of record effective with the opening of business on April 2, 2019.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 403,111,404 $ 225,292,642 $ 396,196,094
Unrealized Appreciation
$ 43,282,088 $ 28,065,778 $ 29,048,683
Unrealized Depreciation
(13,963,381) (12,127,282) (44,540,209)
Net Unrealized Appreciation (Depreciation)
$ 29,318,707 $ 15,938,496 $ (15,491,526)
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 904,337,303 $ 832,924,605
Unrealized Appreciation
$ 18,061,117 $ 114,681,408
Unrealized Depreciation
(8,982,923) (13,949,589)
Net Unrealized Appreciation (Depreciation)
$ 9,078,194 $ 100,731,819

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495